As filed with the Securities and Exchange Commission on March 28, 2022

Securities Act Registration No. 333-206306

Investment Company Act Reg. No. 811-23086

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 31	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 34	[X]

(Check appropriate box or boxes.)

WP TRUST

(Exact Name of Registrant as Specified in Charter)

127 NW 13th Street, Suite 13

Boca Raton, FL 33432

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (800) 950-9112

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

 (Name and Address of Agent for Service)

With Copies To:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

|_|	immediately upon filing pursuant to paragraph (b)
|X|	on March 30, 2022 pursuant to paragraph (b)
|_|	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
|_|	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|_|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

FORM N-1A

PROSPECTUS

WP Smaller Companies Income Plus Fund

Institutional Class Shares (Ticker Symbol: WPSMX)

WP International Companies Income Plus Fund

Institutional Class Shares (Ticker Symbol: WPITX)

WP Income Plus Fund

Institutional Class Shares (Ticker Symbol: WPINX)

WP Large Cap Income Plus Fund

Class A Shares*

Class C Shares*

Institutional Class Shares (Ticker Symbol: WPLCX)

series of the

WP Trust

PROSPECTUS

March 30, 2022

This Prospectus relates to WP Smaller Companies Income Plus Fund (“Smaller Companies Fund”), WP International Companies Income Plus Fund (“International Companies Fund”), WP Income Plus Fund (“Income Fund”) and WP Large Cap Income Plus Fund (“Large Cap Fund”) (each, generally referred to as a “Fund” and, collectively, the “Funds”). For questions or for Shareholder Services, please call (866) 959-9260.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

* Share class not presently offered for sale.

Table of Contents

Page

SMALLER COMPANIES FUND SUMMARY	1
INTERNATIONAL COMPANIES FUND SUMMARY	7
INCOME FUND SUMMARY	14
LARGE CAP FUND SUMMARY	20
GENERAL SUMMARY SECTION	26
INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS	26
MANAGEMENT	50
ADMINISTRATION	51
INVESTING IN THE FUNDS	53
PURCHASING SHARES	54
ADDITIONAL INFORMATION ABOUT PURCHASES AND REDEMPTIONS	61
OTHER IMPORTANT INFORMATION	63

SUMMARY

Investment Objective. The investment objective of the Smaller Companies Fund is total return.

Fees and Expenses of the Smaller Companies Fund. This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Smaller Companies Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)

Institutional Class shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class shares
Management Fees	1.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses [1]	1.63%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses[2]	3.34%
1.	“Other Expenses” include 0.13% for payment of interest expenses related to the Smaller Companies Fund’s option investing.
2.	“Total Annual Fund Operating Expenses” will not correlate to the Smaller Companies Fund’s ratio of expenses to average net assets in the Smaller Companies Fund’s Financial Highlights, which reflects the operating expenses of the Smaller Companies Fund and does not include “Acquired Fund Fees and Expenses.”

Example. The following Example is intended to help you compare the cost of investing in the Smaller Companies Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Smaller Companies Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Smaller Companies Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$337	$1,027	$1,741	$3,631

Portfolio Turnover. The Smaller Companies Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Smaller Companies Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Smaller Companies Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.20% of the average value of its portfolio.

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Principal Investment Strategy of the Smaller Companies Fund. The Smaller Companies Fund seeks to meet its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in unaffiliated mutual funds and exchange-traded funds (“ETFs”) that invest primarily in securities of small-capitalization issuers (“Underlying Small-Cap Funds”). The Smaller Companies Fund’s investment objective may be changed without shareholder approval; however, the Smaller Companies Fund will provide 60 days’ advance notice to shareholders before implementing a change in the Smaller Companies Fund’s investment objective.

The Smaller Companies Fund seeks to produce income through dividends paid on such Underlying Small-Cap Funds. The Smaller Companies Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy. The Fund’s Advisor will generally buy and sell options linked to either the Russell 2000® Index or the S&P 500 Index. The Fund’s exposure to options is expected to be between 10-20% of the Fund’s net assets.

The Underlying Small-Cap Funds in which Smaller Companies Fund invests consider small-capitalization issuers to be, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index. As of February 28, 2022, the largest company in the Russell 2000® Index had a market capitalization of $11.969 billion. The Russell 2000® Index measures the performance of the 2,000 smallest issuers in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. issuers. The Russell 2000® Index is widely regarded as representative of small capitalization issuers.

The portfolio managers will strategically allocate the Smaller Companies Fund’s resources to the Underlying Small-Cap Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle. The portfolio managers select the Underlying Small-Cap Funds based on the following criteria: expense ratio, trading value relative to its net asset value, liquidity, the Underlying Small-Cap Fund’s overall float and size, amount and frequency of its distributions, percentage of its aggregate holding having an appropriate market capitalization, the Underlying Small-Cap Funds’ performance compared historically to the small company stock indices and the availability of individual call options on the Underlying Small-Cap Fund.

The Smaller Companies Fund intends to sell covered call options on a portion of its holdings. The Fund’s Advisor generally sells covered call options to provide the income component of the options strategy described in the Fund’s investment objective. The extent of option selling will depend upon market conditions and the Advisor’s judgment of the advantages of selling call options on the Smaller Companies Fund’s investments.

The Smaller Companies Fund may also sell put options on ETFs that the Fund’s Advisor believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Advisor generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The Smaller Companies Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Advisor generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will depend upon market conditions and the Advisor’s assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

Additionally, the Smaller Companies Fund will enter into call spreads and put spreads that are out of the money. A spread is an options position established by purchasing one option and selling another option of the same class, but of a different series. So, the exercise price of the call options sold will be above the current level of the index when sold and the exercise price of the call options bought will be above the exercise price of the call options sold. The exercise price of put options sold generally will be below the

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current level of the index when sold and the exercise price of the put options bought will be below the exercise price of put options sold.

The Smaller Companies Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

The Fund’s Advisor rebalances the Smaller Companies Fund’s investments in the Underlying Small-Cap Funds as the Advisor deems necessary and appropriate. The Smaller Companies Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Smaller Companies Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Smaller Companies Fund may also invest in securities and other investments not described in this prospectus.

Principal Risks of Investing in the Smaller Companies Fund. An investment in the Smaller Companies Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Smaller Companies Fund will be successful in meeting its investment objective. Generally, the Smaller Companies Fund will be subject to the following additional risks:

Small-Capitalization Companies—Investing in small-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that small-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for small-capitalization securities may be more limited than the market for larger companies.

Shares of Other Investment Companies and ETFs—You will indirectly bear fees and expenses charged by the underlying funds in which the Smaller Companies Fund may invest in addition to the Smaller Companies Fund’s direct fees and expenses and, as a result, your cost of investing in the Smaller Companies Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained. The Smaller Companies Fund may place otherwise uninvested cash in money market mutual funds.

Non-Diversified Fund—The Smaller Companies Fund is non-diversified which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

Options—Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Fund’s Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling call options on equity securities or indices, the Smaller Companies Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold call options, but continues to bear the risks of declines in the value of the markets, including the underlying indices for the puts as well, if different, as the securities that are held by the Smaller Companies Fund. The Smaller Companies Fund will receive a premium from the purchaser of a covered call option sold by the Advisor, which it retains whether or not the option is exercised.

The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

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Limits on Option Selling—The number of call options the Smaller Companies Fund can sell is limited by the number of shares of common stock or ETFs or other securities the Smaller Companies Fund holds, and is further subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

Options Strategy—The Smaller Companies Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains.

Derivatives—The use of derivatives can lead to losses because of adverse movements in the price. Losses may also occur because the value of the asset, index, rate or instrument underlying a derivative loses value, or due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Smaller Companies Fund, which magnifies the Smaller Companies Fund’s exposure to the underlying investment. The loss on derivative transactions may significantly exceed the initial investment.

Market—Market risk refers to the risk that the value of securities in the Smaller Companies Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Management Style—To the extent the Smaller Companies Fund focuses on a particular style of stocks, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

Interest Rate—Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

Issuer—The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

Equity—Equity risk is the risk that securities held by the Smaller Companies Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Smaller Companies Fund participate, and the particular circumstances and performance of those companies whose securities the Smaller Companies Fund holds.

Active Trading—The Fund may engage in frequent trading in its options strategy. Increased portfolio turnover may increase short term capital gains taxes and increase trading costs for each of the Funds. These increased expenses may have a negative effect on the Fund’s performance.

General Fund Investing—The Smaller Companies Fund is not a complete investment program and you may lose money by investing in the Smaller Companies Fund. All investments carry a certain amount of risk and there is no guarantee that the Smaller Companies Fund will be able to achieve its investment objective.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

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Performance. The bar chart below shows how the Smaller Companies Fund’s investment results vary from year to year for each full calendar year over the lifetime of the Fund. The table below shows how the Smaller Companies Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad-based securities market index. This information provides some indication of the risks of investing in the Smaller Companies Fund. Past performance (before and after taxes) of the Smaller Companies Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (866) 959-9260.

Year-by-Year Total Return (for periods ended December 31)

Smaller Companies Fund – Institutional Class

The Fund’s year to date return for the Institutional Class as of December 31, 2021 was -14.17%.

During the period shown in the bar chart, the highest return for a quarter was 46.67% during the quarter ended September 30, 2020 and the lowest return for a quarter was -57.62% during the quarter ended March 31, 2020.

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Average Annual Total Returns

(for periods ended December 31, 2021)

Smaller Companies Fund Institutional Shares	1 Year	5 Years	Since Inception (January 4, 2016)
Return Before Taxes	-14.17%	3.77%	5.89%
Return After Taxes on Distributions	-14.17%	3.65%	5.79%
Return After Taxes on Distributions and Sale of Fund Shares	-8.39%	2.91%	4.63%
S&P 500® Total Return Index[1]	28.71%	18.47%	17.69%
Russell 2000® Total Return Index[2]	14.82%	12.02%	14.00%
[1]	The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
[2]	The Russell 2000® Total Return Index measures the performance of the small-cap segment of the U.S. equity universe.

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2021 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (866) 959-9260.

Management. Winning Points Advisors, LLC is the Smaller Companies Fund’s investment adviser (the “Advisor”).

Portfolio Managers.

•	Charles Stoll, CPA, CFP, PFS, managing member of the Advisor, has managed the Smaller Companies Fund since its inception.

•	John Brandt, Investment Advisor Representative of the Advisor, has managed the Smaller Companies Fund since its inception.

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to the section of this prospectus titled “General Summary Section” and subsections titled “Purchase and Sale of Fund Shares,” “Tax Information” and “Payments to Broker-Dealers and Other Financial Intermediaries” beginning on page 26 of the prospectus.

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SUMMARY

Investment Objective. The investment objective of the International Companies Fund is total return.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the International Companies Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)

Institutional Class shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class shares
Management Fees	1.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[1]	2.43%
Acquired Fund Fees and Expenses	0.37%
Total Annual Fund Operating Expenses[2]	4.40%
1.	“Other Expenses” include 0.28% for payment of interest expenses related to the International Companies Fund’s option investing.
2.	“Total Annual Fund Operating Expenses” will not correlate to the International Companies Fund’s ratio of expenses to average net assets in the International Companies Fund’s Financial Highlights, which reflects the operating expenses of the International Companies Fund and does not include “Acquired Fund Fees and Expenses.”.

Example. The following Example is intended to help you compare the cost of investing in the International Companies Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$441	$1,332	$2,233	$4,534

Portfolio Turnover. The International Companies Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Companies Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Companies Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.22% of the average value of its portfolio.

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Principal Investment Strategy of the Fund. The International Companies Fund seeks to meet its investment objective by investing in unaffiliated mutual funds and ETFs that invest primarily in equity securities and depositary receipts of internationally domiciled issuers (“Underlying International Funds”). The International Companies Fund’s investment objective may be changed without shareholder approval; however, the Fund will provide 60 days’ advance notice to shareholders before implementing a change in the Fund’s investment objective.

The International Companies Fund seeks to produce income through dividends paid on such Underlying International Funds. The International Companies Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy. The Fund’s Advisor will generally buy and sell options linked to either the MSCI EAFE Index or the S&P 500 Index. The Fund’s exposure to options is expected to be between 10-20% of the Fund’s net assets.

The International Companies Fund will principally invest in unaffiliated mutual funds and ETFs that invest primarily in securities of international issuers (“Underlying International Funds”) and the options strategy. For example, the Fund may invest in an open-end mutual fund or ETF linked to the MSCI EAFE Index, which is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada.

The Fund’s Advisor intends to invest in unaffiliated mutual funds and ETFs that do not invest principally in the United States.

The portfolio managers will strategically allocate the International Companies Fund’s resources to the Underlying International Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle. The portfolio managers select the Underlying International Funds based on the following criteria: expense ratio, trading value relative to net asset value, liquidity, the Underlying International Fund’s overall float and size, amount and frequency of its distributions, geographic focus, the Underlying International Funds’ performance compared historically to the international stock indices and the availability of individual call options on the Underlying International Funds.

The International Companies Fund intends to sell covered call options on a portion of its holdings. The Fund’s Advisor generally sells covered call options to provide the income component of the options strategy described in the Fund’s investment objective. The extent of option selling will depend upon market conditions and the Advisor’s judgment of the advantages of selling call options on the International Companies Fund’s investments.

The International Companies Fund may also sell put options on ETFs that the Fund’s Advisor believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Advisor generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The International Companies Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Advisor generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will depend upon market conditions and the Advisor’s assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

Additionally, the International Companies Fund will enter into call spreads and put spreads that are out of the money. A spread is an options position established by purchasing one option and selling another option of the same class, but of a different series. So, the exercise price of the call options sold will be above the current level of the index when sold and the exercise price of the call options bought will be above the exercise price of the call options sold. The exercise price of put options sold generally will be below the

8

current level of the index when sold and the exercise price of the put options bought will be below the exercise price of put options sold.

The International Companies Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

The Fund’s Advisor rebalances the International Companies Fund’s investments in the Underlying International Funds as the Advisor deems necessary and appropriate. The International Companies Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the International Companies Fund may not be invested in all of the types of securities and other investments described in this prospectus. The International Companies Fund may also invest in securities and other investments not described in this prospectus.

Principal Risks of Investing in the Fund. An investment in the International Companies Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the International Companies Fund will be successful in meeting its investment objective. Generally, the International Companies Fund will be subject to the following additional risks:

Depositary Receipts—Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Foreign Securities—Foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Russia’s invasion of the Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Moreover, this event has had an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Investing in the European Union—Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.

Shares of other investment companies and ETFs—You will indirectly bear fees and expenses charged by the underlying funds in which the International Companies Fund may invest in addition to the International Companies Fund’s direct fees and expenses and, as a result, your cost of investing in the

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International Companies Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained. The International Companies Fund may place otherwise uninvested cash in money market mutual funds.

Non-diversified Fund—The International Companies Fund is a non-diversified fund which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

Options Risk—Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Fund’s Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the International Companies Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continues to bear the risk of declines in the value of underlying securities held by the International Companies Fund. The International Companies Fund will receive a premium from the purchaser of a covered call option sold by the Advisor, which it retains whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Limits on Option Selling—The number of call options the International Companies Fund can sell is limited by the number of shares of common stock or ETFs or other securities the International Companies Fund holds, and is further subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

Options Strategy—The International Companies Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains.

Derivatives—The use of derivatives can lead to losses because of adverse movements in the price. Losses may also occur because the value of the asset, index, rate or instrument underlying a derivative loses value, or due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the International Companies Fund, which magnifies the International Companies Fund’s exposure to the underlying investment. The loss on derivative transactions may significantly exceed the initial investment.

Market—Market risk refers to the risk that the values of securities in the International Companies Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Management Style—To the extent the International Companies Fund focuses on a particular style of stocks, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

Interest Rate—Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

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Issuer—The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

Equity Risk—Equity risk is the risk that securities held by the International Companies Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the International Companies Fund participate, and the particular circumstances and performance of particular companies whose securities the International Companies Fund holds.

Active Trading Risk—The Fund may engage in frequent trading in its options strategy. Increased portfolio turnover may increase short term capital gains taxes and increase trading costs for each of the Funds. These increased expenses may have a negative effect on the Fund’s performance.

General Fund Investing—The International Companies Fund is not a complete investment program and you may lose money by investing in the International Companies Fund. All investments carry a certain amount of risk and there is no guarantee that the International Companies Fund will be able to achieve its investment objective.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

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Performance. The bar chart below shows how the International Companies Fund’s investment results vary from year to year for each full calendar year over the lifetime of the Fund. The table below shows how the International Companies Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad-based securities market index. This information provides some indication of the risks of investing in the International Companies Fund. Past performance (before and after taxes) of the International Companies Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (866) 959-9260.

Year-by-Year Total Return (for periods ended December 31)

International Companies Fund – Institutional Class

The Fund’s year to date return for the Institutional Class as of December 31, 2021 was 17.67%.

During the period shown in the bar chart, the highest return for a quarter was 24.21% during the quarter ended March 31, 2019 and the lowest return for a quarter was -56.05% during the quarter ended March 31, 2020.

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Average Annual Total Returns

(for periods ended December 31, 2021)

International Companies Fund Institutional Shares	1 Year	5 Years	Since Inception (January 4, 2016)
Return Before Taxes	17.67%	-2.04%	-1.04%
Return After Taxes on Distributions	17.67%	-2.31%	-1.28%
Return After Taxes on Distributions and Sale of Fund Shares	10.46%	-1.56%	-0.81%
S&P 500® Total Return Index[1]	28.71%	18.47%	17.69%
MSCI EAFE Index[2]	11.26%	9.55%	8.56%
[1]	The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
[2]	The MSCI EAFE Index is a free-float weighted equity index that covers DM countries in Europe, Australasia, Israel and the Far East.

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2021 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (866) 959-9260.

Management. Winning Points Advisors, LLC is the Fund’s investment adviser.

Portfolio Managers.

•	Charles Stoll, CPA, CFP, PFS, managing member of the Advisor, has managed the Fund since its inception.

•	John Brandt, Investment Advisor Representative of the Advisor, has managed the Fund since its inception.

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to the section of this prospectus titled “General Summary Section” and subsections titled “Purchase and Sale of Fund Shares,” “Tax Information” and “Payments to Broker-Dealers and Other Financial Intermediaries” beginning on page 26 of the prospectus.

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SUMMARY

Investment Objective. The investment objective of the Income Fund is total return.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)

Institutional Class shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class shares
Management Fees	1.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[1]	2.66%
Acquired Fund Fees and Expenses	0.41%
Total Annual Fund Operating Expenses[2]	4.67%
1.	“Other Expenses” include 0.35% for payment of interest expenses related to the Income Fund’s option investing.
2.	“Total Annual Fund Operating Expenses” will not correlate to the Income Fund’s ratio of expenses to average net assets in the Income Fund’s Financial Highlights, which reflects the operating expenses of the Income Fund and does not include “Acquired Fund Fees and Expenses.”

Example. The following Example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$468	$1,408	$2,354	$4,748

Portfolio Turnover. The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Income Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.09% of the average value of its portfolio.

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Principal Investment Strategy of the Fund. The Income Fund seeks to meet its investment objective by investing approximately 80% in unaffiliated open- and closed-end mutual funds and exchange-traded funds (“ETFs”) that primarily invest in fixed-income securities (“Underlying Bond Funds”). The principal types of fixed-income securities in which the Underlying Bond Funds invest are bonds, U.S. Treasury and agency securities, and mortgage-backed and asset-backed securities. The Underlying Bond Funds may invest in fixed income securities of any credit or maturity. The Underlying Bond Funds’ investments in securities rated below investment-grade are also known as “junk bonds” and are speculative in nature. The Income Fund’s investment objective may be changed without shareholder approval; however, the Income Fund will provide 60 days’ advance notice to shareholders before implementing a change in the Income Fund’s investment objective.

The Income Fund seeks to produce income through yield on the Underlying Bond Funds. The Income Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy. The Fund’s Advisor will generally buy and sell options linked to either the Markit iBoxx USD Liquid High Yield Index or the S&P 500 Index. The Fund’s exposure to options is expected to be between 10-20% of the Fund’s net assets.

The portfolio managers will strategically allocate the Income Fund’s resources to the Underlying Bond Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle. The portfolio managers seek to invest in issues that have substantial dividends or interest payments, cash flow generation from owning the securities and selling calls on them, or ownership of the issues permits the manager to sell put options on other funds. The portfolio managers select the Underlying Bond Funds based on the following criteria: expense ratio, trading value relative to net asset value, liquidity in the marketplace, overall float and size, amount and frequency of distributions, composition of portfolio, performance compared historically to the bond indices and or other income vehicles and the availability of individual call options on the Underlying Bond Funds.

The Income Fund intends to sell covered call options on a portion of its holdings. The Fund’s Advisor generally sells covered call options to provide the income component of the options strategy described in the Fund’s investment objective. The extent of option selling will depend upon market conditions and the portfolio managers’ judgment of the advantages of selling call options on the Income Fund’s investments. Options may be written on various indices as well as direct issuance of corporate and governmental issuers.

The Income Fund may also sell put options on ETFs that the portfolio managers believe are attractive for purchase at prices at or above the exercise price of the put options sold. The Fund’s Advisor generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The Income Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Advisor generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will, again, depend upon market conditions and the portfolio managers’ assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

Additionally, the Income Fund will enter into call spreads and put spreads that are out of the money. A spread is an options position established by purchasing one option and selling another option of the same class, but of a different series. So, the exercise price of the call options sold will be above the current level of the index when sold and the exercise price of the call options bought will be above the exercise price of the call options sold. The exercise price of put options sold generally will be below the current level of the index when sold and the exercise price of the put options bought will be below the exercise price of put options sold.

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The Income Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

The portfolio managers rebalance the Income Fund’s investments in the Underlying Bond Funds as the Fund’s Advisor deems necessary and appropriate. The Income Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Income Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Income Fund may also invest in securities and other investments not described in this prospectus.

Principal Risks of Investing in the Fund. An investment in the Income Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Income Fund will be successful in meeting its investment objective. Generally, the Income Fund will be subject to the following additional risks:

Changing Fixed Income Market Conditions Risk—The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks. There is a risk that the FRB and central banks may continue to raise interest rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involve purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Income Fund’s investments and share price may decline. In addition, because of changing central bank policies, the Income Fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and the Income Fund’s transaction costs and potentially lower the Fund’s performance returns.

High Yield Bond (Junk Bond) Risk—Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Shares of Other Underlying Bond Funds—You will indirectly bear fees and expenses charged by the Underlying Bond Funds in which the Income Fund may invest in addition to the Income Fund’s direct fees and expenses and, as a result, your cost of investing in the Income Fund will generally be higher than the cost of investing directly in the Underlying Bond Funds. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained. The Income Fund may place otherwise uninvested cash in money market mutual funds.

Non-Diversified Fund—The Income Fund is a non-diversified fund which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

Sector Risk—The Income Fund may, at times, have significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Income Fund than would be the case if the Income Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Income Fund and increase the volatility of the Income Fund’s NAV per share. From time to time, circumstances

16

may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Income Fund’s portfolio will be adversely affected. As of the Income Fund’s latest fiscal year end, it had 38.29% of the value of its net assets invested in stocks within the Banks sector.

Options—Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Fund’s Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Income Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continues to bear the risk of declines in the value of underlying securities held by the Income Fund. The Income Fund will receive a premium from the purchaser of a covered call option sold by the Advisor, which it retains whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Limits on Option Selling—The number of call options the Income Fund can sell is limited by the number of shares of common stock or ETFs or other securities the Income Fund holds, and is further subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

Options Strategy—The Income Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and ETFs. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains.

Derivatives—The use of derivatives can lead to losses because of adverse movements in the price. Losses may also occur because the value of the asset, index, rate or instrument underlying a derivative loses value, or due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Income Fund, which magnifies the Income Fund’s exposure to the underlying investment. The loss on derivative transactions may significantly exceed the initial investment.

Market—Market risk refers to the risk that the values of securities in the Income Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Management Style—To the extent the Income Fund focuses on a particular style of stocks, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

Interest Rate—Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

Issuer—The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

Active Trading Risk—The Fund may engage in frequent trading in its options strategy. Increased portfolio turnover may increase short term capital gains taxes and increase trading costs for each of the Funds. These increased expenses may have a negative effect on the Fund’s performance.

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General Fund Investing—The Income Fund is not a complete investment program and you may lose money by investing in the Income Fund. All investments carry a certain amount of risk and there is no guarantee that the Income Fund will be able to achieve its investment objective.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Performance. The bar chart below shows how the Income Fund’s investment results vary from year to year for each full calendar year over the lifetime of the Fund. The table below shows how the Income Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of broad-based securities market index. This information provides some indication of the risks of investing in the Income Fund. Past performance (before and after taxes) of the Income Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (866) 959-9260.

Year-by-Year Total Return (for periods ended December 31)

Income Fund – Institutional Class

The Fund’s year to date return for the Institutional Class as of December 31, 2021 was 15.55%.

During the period shown in the bar chart, the highest return for a quarter was 21.42% during the quarter ended March 31, 2019 and the lowest return for a quarter was -49.46% during the quarter ended March 31, 2020.

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Average Annual Total Returns

(for periods ended December 31, 2021)

Income Fund Institutional Shares	1 Year	5 Years	Since Inception (January 4, 2016)
Return Before Taxes	15.55%	-5.90%	-3.28%
Return After Taxes on Distributions	15.41%	-7.14%	-4.43%
Return After Taxes on Distributions and Sale of Fund Shares	9.20%	-4.65%	-2.73%
S&P 500® Total Return Index[1]	28.71%	18.47%	17.69%
Markit iBoxx USD Liquid High Yield Index[2]	4.48%	5.60%	7.24%
[1]	The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
[2]	The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe.

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2021 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (866) 959-9260.

Management. Winning Points Advisors, LLC is the Income Fund’s investment adviser.

Portfolio Managers.

•	Charles Stoll, CPA, CFP, PFS, managing member of the Advisor, has managed the Income Fund since its inception.

•	John Brandt, Investment Advisor Representative of the Advisor, has managed the Income Fund since its inception.

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to the section of this prospectus titled “General Summary Section” and subsections titled “Purchase and Sale of Fund Shares,” “Tax Information” and “Payments to Broker-Dealers and Other Financial Intermediaries” beginning on page 26 of the prospectus.

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Summary

Investment Objective. The investment objective of the Large Cap Fund is total return.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Large Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your household invest, or agree to invest in the future, at least $50,000 in the Large Cap Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 54 of this prospectus and the section captioned “Purchases” beginning on page 38 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A shares	Class C shares	Institutional Class shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	1.00%[1]	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A shares[2]	Class C shares[2]	Institutional Class shares
Management Fees	1.35%	1.35%	1.35%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.25%
Other Expenses[3]	0.70%	0.70%	0.70%
Acquired Fund Fees and Expense	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	2.33%	3.08%	2.33%

1.	Contingent Deferred Sales Charge applies to Class A shares only when a Shareholder purchase in the Large Cap Fund totals $1 million or more and the shareholder redeems within 1 year of purchase.
2.	Expenses for Class A shares and Class C shares are based on estimates since those classes have not yet commenced operations.
3.	“Other Expenses” include 0.25% for payment of interest expenses related to the Large Cap Fund’s option investing.

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Example. The following Example is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Large Cap Fund’s operating expenses remain the same. The Contingent Deferred Sales Charges (the “CDSCs”) are not included in these calculations for Class A Shares and Class C shares. If the CDSCs were included, your costs would be higher. See “Purchasing Shares – Choosing a Share Class” below. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Class A Shares	$773	$1,237	$1,727	$3,069
Class C Shares	$311	$951	$1,616	$3,392
Institutional Class Shares	$236	$727	$1,245	$2,666

Portfolio Turnover. The Large Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year the Large Cap Fund’s portfolio turnover rate was 3.86% of the average value of its portfolio.

Principal Investment Strategy of the Fund. The Large Cap Fund’s investment objective is total return. To meet its investment objective, the Large Cap Fund will invest at least 80% of its total assets in large cap domestic equity securities and exchange traded funds (“ETFs”) that primarily invest in large cap domestic equity securities. The Fund will seek income through dividends paid on such securities. The Fund will also seek to produce income (e.g., premium income on the sale of an option) and return stability through an options strategy.

The Advisor intends to sell covered call options on a portion of the Large Cap Fund’s stock holdings. The extent of option selling will depend on market conditions and the Advisor’s consideration of the advantages of selling call options on the Fund’s equity investments.

The Large Cap Fund may also sell put options on stocks and ETFs the Advisor believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Large Cap Fund may, in certain circumstances, purchase put options on the S&P 500 Composite Stock Price Index (the “S&P 500”) and on individual stocks to protect against a loss of principal value due to stock price decline. The extent of option selling and purchasing activity depends on market conditions and the Advisor’s judgment. The Large Cap Fund may also seek to pursue its investment objective by selling a series of call and put option spread combinations on the S&P 500.

The Large Cap Fund may be appropriate for investors with long-term horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Large Cap Fund seeks to minimize the effects of inflation on its portfolio.

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Principal Risks of Investing in the Fund. An investment in the Large Cap Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Large Cap Fund will be subject to the following additional risks:

•	Market risk –Market risk refers to the risk that the value of securities in the Large Cap Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.
•	Dividend strategy risk – There can be no assurances that the Advisor will be able to correctly anticipate the level of dividends that companies will pay in any given timeframe. If the Advisor’s expectations as to potential dividends are wrong, the Large Cap Fund’s performance may be adversely affected.
•	Management style risk – To the extent the Fund focuses on a particular style of stocks, such as growth or value, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.
•	Large company risk – The Fund will invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.
•	Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.
•	Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.
•	Equity risk – Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of those companies whose securities the Fund holds.
•	Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained. The Fund may place otherwise uninvested cash in money market mutual funds.
•	Sector Risk—The Large Cap Fund may, at times, have significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Large Cap Fund than would be the case if the Large Cap Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Large Cap Fund and increase the volatility of the Income Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Large Cap Fund’s portfolio will be adversely affected. As of the Large Cap Fund’s latest fiscal year end, it had 29.68% of the value of its net assets invested in stocks within the Banks sector.
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•	Options risk – Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Large Cap Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continues to bear the risk of declines in the value of underlying securities held by the Large Cap Fund. The Large Cap Fund will receive a premium from the purchaser of a covered call option sold by the Advisor, which it retains whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.
•	Limits on option selling risk – The number of call options the Large Cap Fund can sell is limited by the number of shares of common stock or ETFs or other securities the Fund holds, and is further subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

•	Options strategy risk – The Large Cap Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and ETFs. The sale of put options generates income for the Large Cap Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Large Cap Fund for the options. The sale of call options generates income for the Large Cap Fund, but may limit the Fund's participation in equity market gains.

•	Derivatives risk – The use of derivatives can lead to losses because of adverse movements in the price. Losses may also occur because the value of the asset, index, rate or instrument underlying a derivative loses value, or due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Large Cap Fund, which magnifies the Fund’s exposure to the underlying investment. The loss on derivative transactions may significantly exceed the initial investment.

•	Transaction cost risk – Transaction costs refer to the charges that are associated with buying and selling securities for the Large Cap Fund. As a result of the Large Cap Fund’s options strategy, the Fund may incur higher brokerage and transactional related charges than those associated with an average equity fund. These transaction costs increase the cost of your investment in the Large Cap Fund.

•	General fund investing risk – The Large Cap Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Performance.   The Large Cap Fund was reorganized on August 20, 2018 from a series of 360 Funds, a Delaware statutory trust (the “Predecessor Fund”), to a series of the WP Trust. While the Large Cap Fund is substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio

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of securities, the Large Cap Fund’s performance may be different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The bar chart and performance table below show the variability of the Predecessor Fund’s returns, which is some indication of the risks of investing in the Large Cap Fund. The bar chart shows performance of the Predecessor Fund’s Institutional Class shares for each full calendar year since the Predecessor Fund’s inception. The performance table shows how the Predecessor Fund’s Institutional Class shares average annual returns for 1 year, 5 years and since inception compare with those of a broad-based securities market index. You should be aware that the Predecessor Fund’s past performance (before and after taxes) may not be an indication of how the Large Cap Fund will perform in the future. Updated performance information will be available at no cost by calling (866) 959-9260. Performance is not presented for Class A and Class C shares because they have not begun operations.

Year-by-Year Total Return (for periods ended December 31)

The Large Cap Fund’s Institutional Class Shares year-to-date total return through December 31, 2021 was 22.54%. During the period shown in the bar chart, the highest return for a quarter was 26.81% during the quarter ended March 31, 2019 and the lowest return for a quarter was -55.69% during the quarter ended March 31, 2020.

Average Annual Total Returns

(for periods ended December 31, 2021)
Institutional Shares	1 Year	5 Year	Since Inception (December 4, 2013)
Return Before Taxes	22.54%	8.30%	6.86%
Return After Taxes on Distributions	22.40%	7.83%	6.55%
Return After Taxes on Distributions and Sale of Fund Shares	13.34%	6.36%	5.36%
Dow Jones Industrial Average Total Return Index	20.95%	15.51%	13.37%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2021 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

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After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (866) 959-9260.

Management. Winning Points Advisors, LLC is the Fund’s investment adviser.

Portfolio Managers.

  Charles Stoll, CPA, CFP, PFS, managing member of the Advisor, has managed the Large Cap Fund since October 2013.
  John Brandt, Investment Adviser Representative of the Advisor, has managed the Large Cap Fund since October 2013.

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to the section of this prospectus titled “General Summary Section” and subsections titled “Purchase and Sale of Fund Shares,” “Tax Information” and “Payments to Broker-Dealers and Other Financial Intermediaries” beginning on page 26 of the prospectus.

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GENERAL SUMMARY SECTION

Purchase and Sale of Fund Shares. The minimum initial investment in a Fund’s Institutional Share Class is generally $2,000 and the minimum subsequent investment is $100 ($25 under an automatic investment plan). The Advisor can waive the minimum initial investment requirement. You can purchase or redeem shares directly from a Fund on any business day the New York Stock Exchange is open directly by calling the Fund at (866) 959-9260, where you may also obtain more information about purchasing or redeeming shares by mail, facsimile or bank wire. Each Fund has also authorized certain broker-dealers to accept purchase and redemption orders on its behalf. Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact their broker-dealer directly.

Tax Information. A Fund’s distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax deferred arrangements such as 401(k) plans or IRAs may be taxed later upon a withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS

Investment Objectives and Principal Investment Strategies

Smaller Companies Fund. The Smaller Companies Fund seeks to meet its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in unaffiliated mutual funds and ETFs that invest primarily in securities of small-capitalization issuers (“Underlying Small-Cap Funds”). The Smaller Companies Fund’s investment objective may be changed without shareholder approval; however, the Smaller Companies Fund will provide 60 days’ advance notice to shareholders before implementing a change in the Smaller Companies Fund’s investment objective.

The Smaller Companies Fund seeks to produce income through dividends paid on such Underlying Small-Cap Funds. The Smaller Companies Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy. The Advisor will generally buy and sell options linked to either the Russell 2000® Index or the S&P 500 Index. The Fund’s exposure to options is expected to be between 10-20% of the Fund’s net assets.

The Underlying Small-Cap Funds in which Smaller Companies Fund invests consider small-capitalization issuers to be, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index. As of February 28, 2022, the largest company in the Russell 2000® Index had a market capitalization of $11.969 billion. The Russell 2000® Index measures the performance of the 2,000 smallest issuers in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. issuers. The Russell 2000® Index is widely regarded as representative of small capitalization issuers.

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What is an Exchange-Traded Fund (“ETF”)? An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a particular securities index, sector or industry. ETFs are traded on a securities exchange based on their market value. ETFs that track an index hold the same stocks or bonds as the index, so its market price generally reflects the value of the index at any given time. ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustee fees, and marketing expenses.

The portfolio managers will strategically allocate the Smaller Companies Funds’ resources to the Underlying Small-Cap Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle. The portfolio managers select the Underlying Small-Cap Funds based on the following criteria: expense ratio, trading value relative to its net asset value, liquidity, the Underlying Small-Cap Fund’s overall float and size, amount and frequency of its distributions, percentage of its aggregate holding having an appropriate market capitalization, the Underlying Small-Cap Funds’ performance compared historically to the small company stock indices and the availability of individual call options on the Underlying Small-Cap Fund.

The Smaller Companies Fund intends to sell covered call options on a portion of its holdings. The Advisor generally sells covered call options to provide the income component of the options strategy described in the Fund’s investment objective. The extent of option selling will depend upon market conditions and the Advisor’s judgment of the advantages of selling call options on the Smaller Companies Fund’s investments.

The Smaller Companies Fund may also sell put options on ETFs that the Advisor believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Advisor generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The Smaller Companies Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Advisor generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will, again, depend upon market conditions and the Advisor’s assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

Additionally, the Smaller Companies Fund will enter into call spreads and put spreads that are out of the money. A spread is an options position established by purchasing one option and selling another option of the same class, but of a different series. So, the exercise price of the call options sold will be above the current level of the index when sold and the exercise price of the call options bought will be above the exercise price of the call options sold. The exercise price of put options sold generally will be below the current level of the index when sold and the exercise price of the put options bought will be below the exercise price of put options sold.

The Smaller Companies Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

The Advisor rebalances the Smaller Companies Fund’s investments in the Underlying Small-Cap Funds as the Advisor deems necessary and appropriate. The Smaller Companies Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Smaller Companies Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Smaller Companies Fund may also invest in securities and other investments not described in this prospectus.

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International Companies Fund. The International Companies Fund seeks to meet its investment objective by investing in unaffiliated mutual funds and ETFs that invest primarily in equity securities and depositary receipts of internationally-domiciled issuers (“Underlying International Funds. The International Companies Fund’s investment objective may be changed without shareholder approval; however, the Fund will provide 60 days’ advance notice to shareholders before implementing a change in the Fund’s investment objective.

The International Companies Fund seeks to produce income through dividends paid on such Underlying International Funds. The International Companies Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy. The Advisor will generally buy and sell options linked to either the MSCI EAFE Index or the S&P 500 Index. The Fund’s exposure to options is expected to be between 10-20% of the Fund’s net assets.

The International Companies Fund will principally invest in unaffiliated mutual funds and ETFs that invest primarily in securities of international issuers (“Underlying International Funds”) and the options strategy. For example, the Fund may invest in an open-end mutual fund or ETF linked to the MSCI EAFE Index, which is a stock market index that is designed to measure the equity market performance of developed markets outside of the United States and Canada.

The Advisor intends to invest in unaffiliated mutual funds and ETFs that do not invest principally in the United States.

The portfolio managers will strategically allocate the International Companies Fund’s resources to the Underlying International Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle. The portfolio managers select the Underlying International Funds based on the following criteria: expense ratio, trading value relative to net asset value, liquidity, the Underlying International Fund’s overall float and size, amount and frequency of its distributions, geographic focus, the Underlying International Funds’ performance compared historically to the international stock indices and the availability of individual call options on the Underlying International Funds.

The International Companies Fund intends to sell covered call options on a portion of its holdings. The Advisor generally sells covered call options to provide the income component of the options strategy described in the Fund’s investment objective. The extent of option selling will depend upon market conditions and the Advisor’s judgment of the advantages of selling call options on the International Companies Fund’s investments.

The International Companies Fund may also sell put options on ETFs that the Advisor believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Advisor generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The International Companies Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Advisor generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will depend upon market conditions and the Advisor’s assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

Additionally, the International Companies Fund will enter into call spreads and put spreads that are out of the money. A spread is an options position established by purchasing one option and selling another option of the same class, but of a different series. So, the exercise price of the call options sold will be above the current level of the index when sold and the exercise price of the call options bought will be above the exercise price of the call options sold. The exercise price of put options sold generally will be below the

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current level of the index when sold and the exercise price of the put options bought will be below the exercise price of put options sold.

The International Companies Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

The Advisor rebalances the International Companies Fund’s investments in the Underlying International Funds as the Advisor deems necessary and appropriate. The International Companies Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the International Companies Fund may not be invested in all of the types of securities and other investments described in this prospectus. The International Companies Fund may also invest in securities and other investments not described in this prospectus.

Income Fund. The Income Fund seeks to meet its investment objective by investing approximately 80% in unaffiliated open- and closed-end mutual funds and ETFs that primarily invest in fixed-income securities (“Underlying Bond Funds”). The principal types of fixed-income securities in which the Underlying Bond Funds invest are bonds, U.S. Treasury and agency securities, and mortgage-backed and asset-backed securities. The Underlying Bond Funds may invest in fixed income securities of any credit or maturity. The Underlying Bond Funds’ investments in securities rated below investment grade are also known as “junk bonds” and are speculative in nature. The Income Fund’s investment objective may be changed without shareholder approval; however, the Income Fund will provide 60 days’ advance notice to shareholders before implementing a change in the Income Fund’s investment objective.

The Income Fund seeks to produce income through yield on the Underlying Bond Funds. The Income Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy. The Advisor will generally buy and sell options linked to either the Markit iBoxx USD Liquid High Yield Index or the S&P 500 Index. The Fund’s exposure to options is expected to be between 10-20% of the Fund’s net assets.

The portfolio managers will strategically allocate the Income Fund’s resources to the Underlying Bond Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle. The portfolio managers seek to invest in issues that have substantial dividends or interest payments, cash flow generation from owning the securities and selling calls on them, or ownership of the issues permits the manager to sell put options on other funds. The portfolio managers select the Underlying Bond Funds based on the following criteria: expense ratio, trading value relative to net asset value, liquidity in the marketplace, overall float and size, amount and frequency of distributions, composition of portfolio, performance compared historically to the bond indices and or other income vehicles and the availability of individual call options on the Underlying Bond Funds.

The Income Fund intends to sell covered call options on a portion of its holdings. The Advisor generally sells covered call options to provide the income component of the options strategy described in the Fund’s investment objective. The extent of option selling will depend upon market conditions and the portfolio managers’ judgment of the advantages of selling call options on the Income Fund’s investments. Options may be written on various indices as well as direct issuance of corporate and governmental issuers.

The Income Fund may also sell put options on ETFs that the portfolio managers believe are attractive for purchase at prices at or above the exercise price of the put options sold. The Advisor generally will sell put options to increase the total return components of the options strategy described in the Fund’s investment objective. The Income Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Advisor generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or

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purchasing activity will, again, depend upon market conditions and the portfolio managers’ assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

Additionally, the Income Fund will enter into call spreads and put spreads that are out of the money. A spread is an options position established by purchasing one option and selling another option of the same class, but of a different series. So, the exercise price of the call options sold will be above the current level of the index when sold and the exercise price of the call options bought will be above the exercise price of the call options sold. The exercise price of put options sold generally will be below the current level of the index when sold and the exercise price of the put options bought will be below the exercise price of put options sold.

The Income Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

The portfolio managers rebalance the Income Fund’s investments in the Underlying Bond Funds as the Advisor deems necessary and appropriate. The Income Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Income Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Income Fund may also invest in securities and other investments not described in this prospectus.

Large Cap Fund. The Large Cap Fund seeks to meet its investment objective by investing at least 80% of its total assets in large cap domestic equity securities and ETFs that primarily invest in large cap domestic equity securities. The Large Cap Fund will seek income through dividends paid on such securities. The Large Cap Fund will also seek to produce income (e.g., premium income on the sale of an option) and return stability through an options strategy. The Large Cap Fund’s investment objective may be changed without shareholder approval; however, the Fund will provide 60 days’ advance notice to shareholders before implementing a change in the Fund’s investment objective

.

The Large Cap Fund will primarily invest in large capitalization stocks with a history of strong earnings and dividend growth. These stocks typically have established markets and operations and generate excess cash flow. The Large Cap Fund looks for stocks with attributes which suggest they will thrive in good markets and survive potential economic setbacks. The Large Cap Fund employs detailed quantitative assessments to construct its equity portfolio. Portfolio parameters include, but are not limited to, steady growing earnings, dividend yield with a tendency to raise such yield and availability at reasonable price-earnings ratios. The Large Cap Fund seeks to invest in stocks that are undervalued by the market, but with strong business models, which provides for lower levels of market volatility or non-correlated volatility, higher dividend returns and are generally less expensive to purchase. The Large Cap Fund also prefers to invest in equity stocks that have options traded on them. The Large Cap Fund will rebalance and adjust its equity portfolio as the Advisor deems necessary and appropriate.

To meet its investment objective, the Large Cap Fund will also invest in ETFs. The underlying ETFs will invest primarily in large cap domestic equity securities.

The Fund also seeks to generate income for shareholders by selling options against the risk taken by owning common stocks and ETFs. This income is designed to, over time, add to portfolio stability and improve returns. The Fund uses an option strategy in an effort to limit market exposure and volatility.

The Fund intends to sell covered call options on a portion of its holdings. The Advisor generally sells covered call options to provide the income component of the options strategy described in the Fund’s investment objective. The extent of option selling will depend upon market conditions and the Advisor’s judgment of the advantages of selling call options on the Fund’s investments.

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The Fund may also sell put options on ETFs that the Advisor believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Advisor generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Advisor generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will depend upon market conditions and the Advisor’s assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

Additionally, the Fund will enter into call spreads and put spreads that are out of the money. A spread is an options position established by purchasing one option and selling another option of the same class, but of a different series. So, the exercise price of the call options sold will be above the current level of the index when sold and the exercise price of the call options bought will be above the exercise price of the call options sold. The exercise price of put options sold generally will be below the current level of the index when sold and the exercise price of the put options bought will be below the exercise price of put options sold.

The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

Temporary Defensive Positions. Each Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual set of circumstances, each Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Non-Diversified Funds. All the Funds, except Large Cap Fund, are classified as a non-diversified investment company within the meaning of the Investment Company Act of 1940. A non-diversified fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. The Large Cap Fund is classified as a diversified fund.

Portfolio Turnover. Each Fund may, from time to time, have a high portfolio turnover when the Advisor’s implementation of a Fund’s investment strategy or a temporary defensive position results in frequent trading. Additionally, each Fund may experience high portfolio turnover due to the Fund’s options strategy. Since each Fund’s trades cost the Fund a brokerage commission, high portfolio turnover may have a significant adverse impact on the Fund’s performance. In addition, because sales of securities in each Fund’s portfolio may result in taxable gain or loss, high portfolio turnover may result in significant tax consequences for shareholders.

“Portfolio Turnover” is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time. In general, higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes.

Principal Risks of Investing in each Fund. All investments carry risks, and investment in a Fund is no exception. No investment strategy works all the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in a Fund. To help you understand the risks of investing in each Fund, the principal risks of an investment in each Fund are generally set forth below:

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Smaller Companies Fund.

Small-Capitalization Companies—Investing in small-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that small-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for small-capitalization securities may be more limited than the market for larger companies.

Shares of Other Investment Companies—The Smaller Companies Fund may invest in shares of other investment companies, including ETFs, as a means to pursue its investment objective. Federal law generally prohibits the Smaller Companies Fund from acquiring shares of an investment company if, immediately after such acquisition, the Smaller Companies Fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares. This prohibition may prevent the Smaller Companies Fund from allocating its investments in an optimal manner. You will indirectly bear fees and expenses charged by the underlying funds in addition to the Smaller Companies Fund’s direct fees and expenses and, as a result, your cost of investing in the Smaller Companies Fund will generally be higher than the cost of investing directly in the underlying fund shares. The Smaller Companies Fund may place otherwise uninvested cash in money market mutual funds.

Exchange-Traded Funds and Other Funds Risk—

o	Indirect costs of fund investments in ETFs. To the extent the Smaller Companies Fund invests in ETFs or other investment companies, your cost of investing in the Smaller Companies Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Smaller Companies Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Smaller Companies Fund invests in addition to the Smaller Companies Fund’s direct fees and expenses. Furthermore, these types of investments by the Smaller Companies Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

o	Risks related to ETF NAV and market price. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF’s underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Smaller Companies Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Smaller Companies Fund’s NAV is reduced for undervalued ETFs it holds, and that the Smaller Companies Fund receives less than NAV when selling an ETF).

Non-Diversified Fund Risk—The Smaller Companies Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

Options Risk—Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling call options on equity securities or indices, the Smaller Companies Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold call options, but continues to bear the risks of declines in the value of the

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markets, including the underlying indices for the puts as well, if different, as the securities that are held by the Smaller Companies Fund. The Smaller Companies Fund will receive a premium from the purchaser of a covered call option sold by the Advisor, which it retains whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

As the seller of a call option, the Smaller Companies Fund gives up, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus, the option premium received, should the price of the underlying security decline. The seller of an option has no control over when during the exercise period of the option it may be required to fulfill its obligation as a seller of the option. Once an option seller receives an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. So, the use of options may require the Smaller Companies Fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Smaller Companies Fund can realize on an investment, or may cause the Smaller Companies Fund to hold a security that it might otherwise sell.

The value of options may also be adversely affected if the market for such options becomes less liquid or smaller. There are no assurances that the market will be liquid when the Smaller Companies Fund seeks to close out an option position either, in the case of a call option sold, by buying the option, or, in the case of a purchased put option, by selling the option. There are several possible reasons for the absence of a liquid secondary market on an exchange, including but not limited to, the following: insufficient trading interest in certain options; restrictions on opening or closing transactions, or both, which are imposed by the exchange; trading halts, suspensions or other restrictions imposed on a particular class or series of options; unusual or unforeseen circumstances which may interrupt an exchange’s normal operations; inadequate exchange facilities or inability of the Options Clearing Corporation (the “OCC”) to handle current trading volume; and/or the decision of an exchange to discontinue trading options or a specific class or series of options at some future date, whether for economic or other reasons. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange issued as a result of trades on that exchange would continue to be exercisable in accordance with their terms. The Smaller Companies Fund’s ability to terminate over-the-counter options will be more limited than with exchange traded options and could involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. If the Smaller Companies Fund were unable to close out a covered call option that it wrote on a security, it would not be able to sell the underlying security unless the option expired without exercise.

Additionally, the hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, substantial price and rate movement may take place in the underlying markets that would not be reflected concurrently in the options markets. Call options are marked to market daily and their value will be affected by changes in the value of and dividend rates of the underlying common stocks, changes in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options’ expiration. Further, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of certain corporate events affecting the underlying equity security, such as extraordinary dividends, stock splits, merger or other extraordinary distributions or events. A reduction in the exercise price of an option would reduce the Smaller Companies Fund’s capital appreciation potential on the underlying security.

If the Smaller Companies Fund purchases put options for hedging risk or management purposes, the Smaller Companies Fund will be subject to additional risks. For example, a put option acquired by the Smaller Companies Fund and not sold prior to expiration will expire worthless if the price of the stock or index at

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expiration exceeds the exercise price of the option, thus causing the Smaller Companies Fund to lose its investment in the option. If restrictions on exercise were imposed, the Smaller Companies Fund might be unable to exercise an option it purchased. If the Smaller Companies Fund were unable to close out an option that it had purchased, it would have to exercise the option in order to realize any profit or the option may expire worthless. Stock market indices on which the Smaller Companies Fund may purchase options positions may not mirror the Smaller Companies Fund’s actual portfolio holdings. The effectiveness of index put options as hedges against declines in the Smaller Companies Fund’s stock portfolio will be limited to the extent that the performance of the underlying index does not correlate with that of the Smaller Companies Fund’s holdings.

Limits on Option Selling Risk—The number of call options the Smaller Companies Fund can sell is limited by the number of shares of common stock the Smaller Companies Fund holds, and further limited by the fact that the listed call options on individual common stocks generally trade in units representing 100 shares of the underlying stock. Furthermore, the Smaller Companies Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. Such limitations govern the maximum number of options in each class which may be sold or purchased by a single investor or group of investors acting in concert, regardless of whether the options are sold or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or sold in one or more accounts or through one or more brokers. So, the number of options which the Smaller Companies Fund may sell or purchase may be affected by options sold or purchased by other investment advisory clients of the Advisor. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and may impose certain other sanctions.

Options Strategy Risk—The Smaller Companies Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains.

Derivatives Risk—The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative or due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Smaller Companies Fund, which magnifies the Smaller Companies Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Smaller Companies Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market, thereby causing the Smaller Companies Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of the Smaller Companies Fund shares may decline and the Smaller Companies Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may significantly exceed the initial investment.

Market Risk—Stock prices are volatile. Market risk refers to the risk that the value of securities in the Smaller Companies Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Smaller Companies Fund’s performance per share will change daily based on many factors that may generally affect the stock market, including fluctuation in interest rates, national and international economic conditions and general equity market conditions. In a declining stock market, stock prices for all

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companies (including those in the Smaller Companies Fund’s portfolio) may decline, regardless of their long-term prospects.

Management Style Risk—Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. To the extent the Smaller Companies Fund focuses on a particular style of stocks, such as growth or value, its performance may at times be better or worse than the performance of similar funds that focus on other types of stocks or that have a broader investment style.

Interest Rate Risk—Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. The level of premiums from call options selling and the amounts available for distribution from the Smaller Companies Fund’s options activity may decrease in declining interest rate environments. Any preferred stocks paying fixed dividend rates in which the Smaller Companies Fund invests will likely change in value as market interest rates move. When interest rates rise, the market value of such securities generally falls. If the Smaller Companies Fund invests in preferred stocks, the net asset value and price of the common stock may decline if market interest rates rise. During periods of declining interest rates, an issuer of preferred stock may exercise its option to redeem securities prior to maturity, forcing the Smaller Companies Fund to reinvest in lower yielding securities.

Issuer Risk—The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. When the Smaller Companies Fund sells shares they may be worth more or less than what the Smaller Companies Fund paid for them, which means that the Smaller Companies Fund could lose money and the value of your investment in the Smaller Companies Fund could decrease.

Equity Risk—Equity risk is the risk that securities held by the Smaller Companies Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Smaller Companies Fund participate, and the particular circumstances and performance of particular companies whose securities the Smaller Companies Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. An adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Smaller Companies Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Smaller Companies Fund. Also, common stock of an issuer in the Smaller Companies Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common equity securities in which the Smaller Companies Fund will invest are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income and liquidation preference, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. Additionally, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.

Active Trading Risk—The Fund may engage in frequent trading in its options strategy. Increased portfolio turnover may increase short term capital gains taxes and increase trading costs for each of the Funds. These increased expenses may have a negative effect on the Fund’s performance.

General Fund Investing Risk—The Smaller Companies Fund is not a complete investment program and you may lose money by investing in the Smaller Companies Fund. All investments carry a certain amount

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of risk and there is no guarantee that the Smaller Companies Fund will be able to achieve its investment objective. Annual Fund operating expenses expressed as a percentage of the Smaller Companies Fund’s average daily net assets may change as Smaller Companies Fund assets increase and decrease, and Annual Fund operating expenses may differ in the future. Purchase and redemption activities by Smaller Companies Fund shareholders may impact the management of the Smaller Companies Fund and its ability to achieve its investment objective. Also, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Smaller Companies Fund could have an adverse impact on the remaining shareholders in the Smaller Companies Fund. Investors in the Smaller Companies Fund should have a long-term investment perspective and should be able to tolerate potentially sharp declines in value. An investment in the Smaller Companies Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or individual. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse impact on securities markets and market participants, as well as on the Smaller Companies Fund’s ability to execute its investment strategy.

International Companies Fund.

Depositary Receipts—Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Foreign Securities Risk—The dollar value of the International Companies Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the International Companies Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Russia’s invasion of the Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia, including, among other actions, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; the removal by certain countries and the European Union of selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (“SWIFT”), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. The current events, including sanctions and the potential for future sanctions, including any impacting Russia’s energy sector, and other actions, and Russia’s retaliatory responses to those sanctions and actions, may continue to adversely impact the Russian economy and may result in the further decline of the value and liquidity of Russian securities, a continued weakening of the ruble and continued exchange closures, and may have other adverse consequences on the Russian economy that could impact the value of Russian investments and impair the ability of the Fund to buy, sell, receive or deliver those securities. Moreover, those events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events

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cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Investing in the European Union—Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.

Shares of Other Investment Companies—The International Companies Fund may invest in shares of other investment companies, including ETFs, as a means to pursue its investment objective. Federal law generally prohibits the International Companies Fund from acquiring shares of an investment company if, immediately after such acquisition, the International Companies Fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares. This prohibition may prevent the International Companies Fund from allocating its investments in an optimal manner. You will indirectly bear fees and expenses charged by the underlying funds in addition to the International Companies Fund’s direct fees and expenses and, as a result, your cost of investing in the International Companies Fund will generally be higher than the cost of investing directly in the underlying fund shares. The International Companies Fund may place otherwise uninvested cash in money market mutual funds.

Exchange-Traded Funds and Other Funds Risk—

o	Indirect costs of fund investments in ETFs. To the extent the International Companies Fund invests in ETFs or other investment companies, your cost of investing in the International Companies Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the International Companies Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the International Companies Fund invests in addition to the International Companies Fund’s direct fees and expenses. Furthermore, these types of investments by the International Companies Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

o	Risks related to ETF NAV and market price. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF’s underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the International Companies Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the International Companies Fund’s NAV is reduced for undervalued ETFs it holds, and that the International Companies Fund receives less than NAV when selling an ETF).

Non-Diversified Fund Risk—The International Companies Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

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Options Risk—Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets By selling call options on equity securities or indices, the International Companies Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold call options, but continues to bear the risks of declines in the value of the markets, including the underlying indices for the puts as well, if different, as the securities that are held by the International Companies Fund. The International Companies Fund will receive a premium from the purchaser of a covered call option sold by the Advisor, which it retains whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

As the seller of a call option, the International Companies Fund gives up, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus, the option premium received, should the price of the underlying security decline. The seller of an option has no control over when during the exercise period of the option it may be required to fulfill its obligation as a seller of the option. Once an option seller receives an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. So, the use of options may require the International Companies Fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the International Companies Fund can realize on an investment, or may cause the International Companies Fund to hold a security that it might otherwise sell.

The value of options may also be adversely affected if the market for such options becomes less liquid or smaller. There are no assurances that the market will be liquid when the International Companies Fund seeks to close out an option position either, in the case of a call option sold, by buying the option, or, in the case of a purchased put option, by selling the option. There are several possible reasons for the absence of a liquid secondary market on an exchange, including but not limited to, the following: insufficient trading interest in certain options; restrictions on opening or closing transactions, or both, which are imposed by the exchange; trading halts, suspensions or other restrictions imposed on a particular class or series of options; unusual or unforeseen circumstances which may interrupt an exchange’s normal operations; inadequate exchange facilities or inability of the Options Clearing Corporation (the “OCC”) to handle current trading volume; and/or the decision of an exchange to discontinue trading options or a specific class or series of options at some future date, whether for economic or other reasons. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange issued as a result of trades on that exchange would continue to be exercisable in accordance with their terms. The International Companies Fund’s ability to terminate over-the-counter options will be more limited than with exchange traded options and could involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. If the International Companies Fund were unable to close out a covered call option that it wrote on a security, it would not be able to sell the underlying security unless the option expired without exercise.

Additionally, the hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, substantial price and rate movement may take place in the underlying markets that would not be reflected concurrently in the options markets. Call options are marked to market daily and their value will be affected by changes in the value of and dividend rates of the underlying common stocks, changes in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options’ expiration. Further, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of certain corporate events affecting the underlying equity security, such as extraordinary dividends, stock splits, merger or other

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extraordinary distributions or events. A reduction in the exercise price of an option would reduce the International Companies Fund’s capital appreciation potential on the underlying security.

If the International Companies Fund purchases put options for hedging risk or management purposes, the International Companies Fund will be subject to additional risks. For example, a put option acquired by the International Companies Fund and not sold prior to expiration will expire worthless if the price of the stock or index at expiration exceeds the exercise price of the option, thus causing the International Companies Fund to lose its investment in the option. If restrictions on exercise were imposed, the International Companies Fund might be unable to exercise an option it purchased. If the International Companies Fund were unable to close out an option that it had purchased, it would have to exercise the option in order to realize any profit or the option may expire worthless. Stock market indices on which the International Companies Fund may purchase options positions may not mirror the International Companies Fund’s actual portfolio holdings. The effectiveness of index put options as hedges against declines in the International Companies Fund’s stock portfolio will be limited to the extent that the performance of the underlying index does not correlate with that of the International Companies Fund’s holdings.

Limits on Option Selling Risk—The number of call options the International Companies Fund can sell is limited by the number of shares of common stock the International Companies Fund holds, and further limited by the fact that the listed call options on individual common stocks generally trade in units representing 100 shares of the underlying stock. Furthermore, the International Companies Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. Such limitations govern the maximum number of options in each class which may be sold or purchased by a single investor or group of investors acting in concert, regardless of whether the options are sold or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or sold in one or more accounts or through one or more brokers. So, the number of options which the International Companies Fund may sell or purchase may be affected by options sold or purchased by other investment advisory clients of the Advisor. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and may impose certain other sanctions.

Options Strategy Risk—The International Companies Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains.

Derivatives Risk—The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative or due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the International Companies Fund, which magnifies the International Companies Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the International Companies Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market, thereby causing the International Companies Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of the International Companies Fund shares may decline and the International Companies Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may significantly exceed the initial investment.

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Market Risk—Stock prices are volatile. Market risk refers to the risk that the value of securities in the International Companies Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The International Companies Fund’s performance per share will change daily based on many factors that may generally affect the stock market, including fluctuation in interest rates, national and international economic conditions and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the International Companies Fund’s portfolio) may decline, regardless of their long-term prospects.

Management Style Risk—Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. To the extent the International Companies Fund focuses on a particular style of stocks, such as growth or value, its performance may at times be better or worse than the performance of similar funds that focus on other types of stocks or that have a broader investment style.

Interest Rate Risk—Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. The level of premiums from call options selling and the amounts available for distribution from the International Companies Fund’s options activity may decrease in declining interest rate environments. Any preferred stocks paying fixed dividend rates in which the International Companies Fund invests will likely change in value as market interest rates move. When interest rates rise, the market value of such securities generally falls. If the International Companies Fund invests in preferred stocks, the net asset value and price of the common stock may decline if market interest rates rise. During periods of declining interest rates, an issuer of preferred stock may exercise its option to redeem securities prior to maturity, forcing the International Companies Fund to reinvest in lower yielding securities.

Issuer risk—The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. When the International Companies Fund sells shares they may be worth more or less than what the International Companies Fund paid for them, which means that the International Companies Fund could lose money and the value of your investment in the International Companies Fund could decrease.

Equity Risk—Equity risk is the risk that securities held by the International Companies Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the International Companies Fund participate, and the particular circumstances and performance of particular companies whose securities the International Companies Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. An adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the International Companies Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the International Companies Fund. Also, common stock of an issuer in the International Companies Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common equity securities in which the International Companies Fund will invest are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income and liquidation preference, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. Additionally, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.

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Active Trading Risk—The International Companies Fund may engage in frequent trading in its options strategy. Increased portfolio turnover may increase short term capital gains taxes and increase trading costs for the International Companies Fund. These increased expenses may have a negative effect on the International Companies Fund’s performance.

General Fund Investing Risk—The International Companies Fund is not a complete investment program and you may lose money by investing in the International Companies Fund. All investments carry a certain amount of risk and there is no guarantee that the International Companies Fund will be able to achieve its investment objective. Annual Fund operating expenses expressed as a percentage of the International Companies Fund’s average daily net assets may change as International Companies Fund assets increase and decrease, and Annual Fund operating expenses may differ in the future. Purchase and redemption activities by International Companies Fund shareholders may impact the management of the International Companies Fund and its ability to achieve its investment objective. Also, the redemption by one or more large shareholders or groups of shareholders of their holdings in the International Companies Fund could have an adverse impact on the remaining shareholders in the International Companies Fund. Investors in the International Companies Fund should have a long-term investment perspective and should be able to tolerate potentially sharp declines in value. An investment in the International Companies Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or individual. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse impact on securities markets and market participants, as well as on the International Companies Fund’s ability to execute its investment strategy.

Income Fund.

Changing Fixed Income Market Conditions Risk—The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks. There is a risk that the FRB and central banks may continue to raise interest rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involve purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Income Fund’s investments and share price may decline. In addition, because of changing central bank policies, the Income Fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and the Income Fund’s transaction costs and potentially lower the Fund’s performance returns.

High Yield Bond (Junk Bond) Risk—Compared to higher quality debt securities, high yield bonds (commonly referred to as junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

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Shares of Other Investment Companies—The Income Fund may invest in shares of other investment companies, including ETFs, as a means to pursue its investment objective. Federal law generally prohibits the Income Fund from acquiring shares of an investment company if, immediately after such acquisition, the Income Fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares. This prohibition may prevent the Income Fund from allocating its investments in an optimal manner. You will indirectly bear fees and expenses charged by the underlying funds in addition to the Income Fund’s direct fees and expenses and, as a result, your cost of investing in the Income Fund will generally be higher than the cost of investing directly in the underlying fund shares. The Income Fund may place otherwise uninvested cash in money market mutual funds.

Exchange-Traded Funds and Other Funds Risk—

o	Indirect costs of fund investments in ETFs. To the extent the Income Fund invests in ETFs or other investment companies, your cost of investing in the Income Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Income Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Income Fund invests in addition to the Income Fund’s direct fees and expenses. Furthermore, these types of investments by the Income Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

o	Risks related to ETF NAV and market price. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF’s underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Income Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Income Fund’s NAV is reduced for undervalued ETFs it holds, and that the Income Fund receives less than NAV when selling an ETF).

Non-Diversified Fund Risk—The Income Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

Sector Risk—The Income Fund may, at times, have significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Income Fund than would be the case if the Income Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Income Fund and increase the volatility of the Income Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Income Fund’s portfolio will be adversely affected. As of the Income Fund’s latest fiscal year end, it had 38.29% of the value of its net assets invested in stocks within the Banks sector.

Options Risk—Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets By selling call options on equity securities or indices, the Income Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike

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prices of the sold call options, but continues to bear the risks of declines in the value of the markets, including the underlying indices for the puts as well, if different, as the securities that are held by the Income Fund. The Income Fund will receive a premium from the purchaser of a covered call option sold by the Advisor, which it retains whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

As the seller of a call option, the Income Fund gives up, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus, the option premium received, should the price of the underlying security decline. The seller of an option has no control over when during the exercise period of the option it may be required to fulfill its obligation as a seller of the option. Once an option seller receives an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. So, the use of options may require the Income Fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Income Fund can realize on an investment, or may cause the Income Fund to hold a security that it might otherwise sell.

The value of options may also be adversely affected if the market for such options becomes less liquid or smaller. There are no assurances that the market will be liquid when the Income Fund seeks to close out an option position either, in the case of a call option sold, by buying the option, or, in the case of a purchased put option, by selling the option. There are several possible reasons for the absence of a liquid secondary market on an exchange, including but not limited to, the following: insufficient trading interest in certain options; restrictions on opening or closing transactions, or both, which are imposed by the exchange; trading halts, suspensions or other restrictions imposed on a particular class or series of options; unusual or unforeseen circumstances which may interrupt an exchange’s normal operations; inadequate exchange facilities or inability of the Options Clearing Corporation (the “OCC”) to handle current trading volume; and/or the decision of an exchange to discontinue trading options or a specific class or series of options at some future date, whether for economic or other reasons. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange issued as a result of trades on that exchange would continue to be exercisable in accordance with their terms. The Income Fund’s ability to terminate over-the-counter options will be more limited than with exchange traded options and could involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. If the Income Fund were unable to close out a covered call option that it wrote on a security, it would not be able to sell the underlying security unless the option expired without exercise.

Additionally, the hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, substantial price and rate movement may take place in the underlying markets that would not be reflected concurrently in the options markets. Call options are marked to market daily and their value will be affected by changes in the value of and dividend rates of the underlying common stocks, changes in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options’ expiration. Further, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of certain corporate events affecting the underlying equity security, such as extraordinary dividends, stock splits, merger or other extraordinary distributions or events. A reduction in the exercise price of an option would reduce the Income Fund’s capital appreciation potential on the underlying security.

If the Income Fund purchases put options for hedging risk or management purposes, the Income Fund will be subject to additional risks. For example, a put option acquired by the Income Fund and not sold prior to expiration will expire worthless if the price of the stock or index at expiration exceeds the exercise price of

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the option, thus causing the Income Fund to lose its investment in the option. If restrictions on exercise were imposed, the Income Fund might be unable to exercise an option it purchased. If the Income Fund were unable to close out an option that it had purchased, it would have to exercise the option in order to realize any profit or the option may expire worthless. Stock market indices on which the Income Fund may purchase options positions may not mirror the Income Fund’s actual portfolio holdings. The effectiveness of index put options as hedges against declines in the Income Fund’s stock portfolio will be limited to the extent that the performance of the underlying index does not correlate with that of the Income Fund’s holdings.

Limits on Option Selling Risk—The number of call options the Income Fund can sell is limited by the number of shares of common stock the Income Fund holds, and further limited by the fact that the listed call options on individual common stocks generally trade in units representing 100 shares of the underlying stock. Furthermore, the Income Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. Such limitations govern the maximum number of options in each class which may be sold or purchased by a single investor or group of investors acting in concert, regardless of whether the options are sold or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or sold in one or more accounts or through one or more brokers. So, the number of options which the Income Fund may sell or purchase may be affected by options sold or purchased by other investment advisory clients of the Advisor. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and may impose certain other sanctions.

Options Strategy Risk—The Income Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains.

Derivatives Risk—The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative or due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Income Fund, which magnifies the Income Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Income Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market, thereby causing the Income Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of the Income Fund shares may decline and the Income Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may significantly exceed the initial investment.

Market Risk—Stock prices are volatile. Market risk refers to the risk that the value of securities in the Income Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Income Fund’s performance per share will change daily based on many factors that may generally affect the stock market, including fluctuation in interest rates, national and international economic conditions and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Income Fund’s portfolio) may decline, regardless of their long-term prospects.

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Management Style Risk—Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. To the extent the Income Fund focuses on a particular style of stocks, such as growth or value, its performance may at times be better or worse than the performance of similar funds that focus on other types of stocks or that have a broader investment style.

Interest Rate Risk—Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. The level of premiums from call options selling and the amounts available for distribution from the Income Fund’s options activity may decrease in declining interest rate environments. Any preferred stocks paying fixed dividend rates in which the Income Fund invests will likely change in value as market interest rates move. When interest rates rise, the market value of such securities generally falls. If the Income Fund invests in preferred stocks, the net asset value and price of the common stock may decline if market interest rates rise. During periods of declining interest rates, an issuer of preferred stock may exercise its option to redeem securities prior to maturity, forcing the Income Fund to reinvest in lower yielding securities.

Issuer Risk—The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. When the Income Fund sells shares they may be worth more or less than what the Income Fund paid for them, which means that the Income Fund could lose money and the value of your investment in the Income Fund could decrease.

Active Trading Risk—The Income Fund may engage in frequent trading in its options strategy. Increased portfolio turnover may increase short term capital gains taxes and increase trading costs for the Income Fund. These increased expenses may have a negative effect on the Income Fund’s performance.

General Fund Investing Risk—The Income Fund is not a complete investment program and you may lose money by investing in the Income Fund. All investments carry a certain amount of risk and there is no guarantee that the Income Fund will be able to achieve its investment objective. Annual Fund operating expenses expressed as a percentage of the Income Fund’s average daily net assets may change as Income Fund assets increase and decrease, and Annual Fund operating expenses may differ in the future. Purchase and redemption activities by Income Fund shareholders may impact the management of the Income Fund and its ability to achieve its investment objective. Also, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Income Fund could have an adverse impact on the remaining shareholders in the Income Fund. Investors in the Income Fund should have a long-term investment perspective and should be able to tolerate potentially sharp declines in value. An investment in the Income Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or individual. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse impact on securities markets and market participants, as well as on the Income Fund’s ability to execute its investment strategy.

Large Cap Fund.

Dividend strategy risk – There can be no assurances that the Advisor will be able to correctly anticipate the level of dividends that companies will pay in any given timeframe. If the Advisor’s expectations as to potential dividends are wrong, the Large Cap Fund’s performance may be adversely affected. In addition, the dividend policies of the Large Cap Fund’s target companies are heavily influenced by the current economic climate and the favorable federal tax treatment afforded to dividends. Any change in the favorable

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provisions of the federal tax laws may limit the ability of the Large Cap Fund to take advantage of further income enhancing strategies utilizing dividend paying securities.

Management style risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. To the extent the Large Cap Fund focuses on a particular style of stocks, such as growth or value, its performance may at times be better or worse than the performance of similar funds that focus on other types of stocks or that have a broader investment style.

Large company risk – The Large Cap Fund will invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. The level of premiums from call options selling and the amounts available for distribution from the Large Cap Fund’s options activity may decrease in declining interest rate environments. Any preferred stocks paying fixed dividend rates in which the Large Cap Fund invests will likely change in value as market interest rates move. When interest rates rise, the market value of such securities generally falls. If the Large Cap Fund invests in preferred stocks, the net asset value and price of the common stock may decline if market interest rates rise. During periods of declining interest rates, an issuer of preferred stock may exercise its option to redeem securities prior to maturity, forcing the Large Cap Fund to reinvest in lower yielding securities.

Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. When the Large Cap Fund sells shares they may be worth more or less than what the Fund paid for them, which means that the Fund could lose money and the value of your investment in the Fund could decrease.

Equity risk – Equity risk is the risk that securities held by the Large Cap Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. An adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Large Cap Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. Also, common stock of an issuer in the Large Cap Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common equity securities in which the Large Cap Fund will invest are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income and liquidation preference, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. Additionally, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.

Shares of other investment companies’ risk – The Large Cap Fund may invest in shares of other investment companies, including ETFs, as a means to pursue its investment objective. Federal law generally prohibits the Large Cap Fund from acquiring shares of an investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of such investment

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company’s total outstanding shares. This prohibition may prevent the Large Cap Fund from allocating its investments in an optimal manner. You will indirectly bear fees and expenses charged by the underlying funds in addition to the Large Cap Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. The Large Cap Fund may place otherwise uninvested cash in money market mutual funds.

ETFs and other funds risk –

o	Limits of investing in ETFs. The Large Cap Fund’s investment strategy involves, among other things, investing in other investment companies, such as ETFs and other investment companies that track broad market indices or specific industries or sectors. Under the 1940 Act, the Large Cap Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund (generally permitting the Fund and its affiliates to hold up to 25% of the ETF’s total outstanding stock); and (ii) the ETF and the Fund enter into an agreement to comply with any conditions in such order (an “ETF Agreement”). Accordingly, the 25% limitation (or, in cases where the Fund has not entered into an ETF Agreement, the 3% limitation) may prevent the Large Cap Fund from allocating its investments in the manner the Advisor considers optimal.

o	Indirect costs of fund investments in ETFs. To the extent the Large Cap Fund invests in ETFs or other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Large Cap Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, these types of investments by the Large Cap Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

o	Risks related to ETF net asset value and market price. The market value of an ETF’s shares may differ from its net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF’s underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than net asset value for an ETF when making a purchase) or discount (creating the risks that the Fund’s net asset value is reduced for undervalued ETFs it holds, and that the Fund receives less than net asset value when selling an ETF).

Options risk – Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Large Cap Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continues to bear the risk of declines in the value of the underlying securities held by the Fund. The Large Cap Fund will receive a premium from the purchaser of a covered call option sold by the Advisor, which it retains whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

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As the seller of a call option, the Large Cap Fund gives up, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus, the option premium received, should the price of the underlying security decline. The seller of an option has no control over when during the exercise period of the option it may be required to fulfill its obligation as a seller of the option. Once an option seller receives an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. So, the use of options may require the Large Cap Fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell.

The value of options may also be adversely affected if the market for such options becomes less liquid or smaller. There are no assurances that the market will be liquid when the Large Cap Fund seeks to close out an option position either, in the case of a call option sold, by buying the option, or, in the case of a purchased put option, by selling the option. There are several possible reasons for the absence of a liquid secondary market on an exchange, including but not limited to, the following: insufficient trading interest in certain options; restrictions on opening or closing transactions, or both, which are imposed by the exchange; trading halts, suspensions or other restrictions imposed on a particular class or series of options; unusual or unforeseen circumstances which may interrupt an exchange’s normal operations; inadequate exchange facilities or inability of the Options Clearing Corporation (the “OCC”) to handle current trading volume; and/or the decision of an exchange to discontinue trading options or a specific class or series of options at some future date, whether for economic or other reasons. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange issued as a result of trades on that exchange would continue to be exercisable in accordance with their terms. The Large Cap Fund’s ability to terminate over-the-counter options will be more limited than with exchange traded options and could involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. If the Large Cap Fund were unable to close out a covered call option that it wrote on a security, it would not be able to sell the underlying security unless the option expired without exercise.

Additionally, the hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, substantial price and rate movement may take place in the underlying markets that would not be reflected concurrently in the options markets. Call options are marked to market daily and their value will be affected by changes in the value of and dividend rates of the underlying common stocks, changes in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options’ expiration. Further, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of certain corporate events affecting the underlying equity security, such as extraordinary dividends, stock splits, merger or other extraordinary distributions or events. A reduction in the exercise price of an option would reduce the Large Cap Fund’s capital appreciation potential on the underlying security.

If the Large Cap Fund purchases put options for hedging risk or management purposes, the Fund will be subject to additional risks. For example, a put option acquired by the Large Cap Fund and not sold prior to expiration will expire worthless if the price of the stock or index at expiration exceeds the exercise price of the option, thus causing the Fund to lose its investment in the option. If restrictions on exercise were imposed, the Large Cap Fund might be unable to exercise an option it purchased. If the Large Cap Fund were unable to close out an option that it had purchased, it would have to exercise the option in order to realize any profit or the option may expire worthless. Stock market indices on which the Large Cap Fund may purchase options positions may not mirror the Fund’s actual portfolio holdings. The effectiveness of index put options as hedges against declines in the Large Cap Fund’s stock portfolio will be limited to the extent that the performance of the underlying index does not correlate with that of the Fund’s holdings.

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Limits on option selling risk – The number of call options the Large Cap Fund can sell is limited by the number of shares of common stock the Fund holds, and further limited by the fact that the listed call options on individual common stocks generally trade in units representing 100 shares of the underlying stock. Furthermore, the Large Cap Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. Such limitations govern the maximum number of options in each class which may be sold or purchased by a single investor or group of investors acting in concert, regardless of whether the options are sold or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or sold in one or more accounts or through one or more brokers. So, the number of options which the Large Cap Fund may sell or purchase may be affected by options sold or purchased by other investment advisory clients of the Advisor. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and may impose certain other sanctions.

Options strategy risk – The Large Cap Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and ETFs. The sale of put options generates income for the Large Cap Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Large Cap Fund for the options. The sale of call options generates income for the Large Cap Fund, but may limit the Fund's participation in equity market gains.

Derivatives risk – The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative or due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Large Cap Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Large Cap Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market, thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of the Large Cap Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may significantly exceed the initial investment.

Transaction cost risk – Transaction costs refer to the charges that are associated with buying and selling securities and/or options contracts for the Large Cap Fund. As a result of the Large Cap Fund’s options strategy, the Fund may incur higher brokerage and transactional related charges than those associated with an average equity fund. These transaction costs increase the cost of your investment in the Large Cap Fund.

General fund investing risk – The Large Cap Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Large Cap Fund will be able to achieve its investment objective. Annual Fund operating expenses expressed as a percentage of the Large Cap Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund operating expenses may differ in the future. Purchase and redemption activities by Large Cap Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Also, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Large Cap Fund could have an adverse impact on the remaining shareholders in the Fund. Investors in the Large Cap Fund should have a long-term investment perspective and should be able to tolerate potentially sharp declines in value. An investment in the Large Cap Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or individual. Mutual funds, investment advisers, other

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market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse impact on securities markets and market participants, as well as on the Large Cap Fund’s ability to execute its investment strategy.

General Information Regarding Investing in the Funds. An investment in a Fund should not be considered a complete investment program. Your investment needs will depend largely on your financial resources and individual investment goals and objectives, and you should consult with your financial professional before making an investment in a Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The COVID-19 global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting international and domestic travel, and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may be expected to impact the Fund and its investments.

MANAGEMENT

Investment Adviser. Winning Points Advisors, LLC, a Florida limited liability company, serves as the investment adviser to each Fund. The Advisor’s principal office is located at 127 NW 13th Street, Suite 13, Boca Raton, Florida 33432. The Advisor is a registered investment adviser which offers investment advisory services to individuals including high net worth individuals and investment companies. As of December 31, 2021, the Advisor managed approximately $233 million in client assets on a discretionary basis.

The Advisor has entered into Investment Advisory Agreements (the “Advisory Agreement”) with the Funds, under which the Advisor selects the securities and manages the investments for each Fund, subject to the oversight of each Fund’s Board of Trustees (the “Board”). Under the Advisory Agreement, the Fund pays the Advisor a monthly fee based on an annualized rate of the average daily net asset value of each Fund as indicated in the fee table above.

For the fiscal year ended November 30, 2021, the Advisor received an aggregate fee of 1.35%, 1.35%, 1.35% and 1.35% for investment advisory services performance, expressed as a percentage of average net assets of the Smaller Companies Fund, the International Companies Fund, the Income Fund and Large Cap Fund, respectively. A discussion regarding the basis for the Board to approve the Advisory Agreements of the Large Cap Fund, the Smaller Companies Fund, the International Companies Fund and the Income Fund is available in the Funds’ semi-annual shareholder report for the six-month period ended May 31, 2021.

In addition to the advisory fees described above, the Advisor may also receive certain benefits from its

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management of a Fund in the form of brokerage or research services received from brokers under arrangements under Section 28(e) of the Securities Exchange Act of 1934 Act, as amended, and the terms of the Advisory Agreement. For a description of these potential benefits, see the description under “Portfolio Transactions And Brokerage Allocation—Brokerage Selection” in the SAI.

Portfolio Managers.

Mr. Charles Stoll, CPA, CFP, PFS, has served as the managing member of the Advisor since 1989. Mr. Stoll obtained a Bachelor’s degree in Business Administration in accounting in 1977 from Stetson University. Although Mr. Stoll does not currently practice as a Certified Public Accountant (CPA), he is certified as such. Additionally, Mr. Stoll is certified by the CFP Board as a Certified Financial Planner and by the AICPA as a Personal Financial Specialist.

Mr. John Brandt has served as an Investment Adviser Representative to the Advisor since February 2000. Mr. Brandt graduated from Notre Dame University with his bachelor’s degree in business administration in 1965. Mr. Brandt previously served LPL Financial Corporation and Mutual Service Corporation as a Registered Representative and was a vice president of Drexel Burnham Lambert.

The SAI provides additional information about the compensation of Messrs. Stoll and Brandt, other accounts managed and their ownership of securities in the Funds.

Board of Trustees. The Funds are series of the WP Trust, an open-end management investment company organized as a Delaware statutory trust on June 4, 2015. The Board supervises the operations of the Funds according to applicable state and federal law and is responsible for the overall management of the Funds’ business affairs.

ADMINISTRATION

Custodian. Fifth Third Bank (the “Custodian”) serves as the custodian for each Fund.

Fund Administrator: Premier Fund Solutions, Inc., 1939 Friendship Drive, Suite C, El Cajon, CA 92020, will provide the WP Funds’ with administrative services, including regulatory reporting and necessary office equipment, personnel and facilities.

Transfer Agent and Fund Accountant: Mutual Shareholder Services, LLC. (“MSS”), 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, will act as the WP Funds’ transfer agent. MSS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. In addition, MSS will provide the WP Funds’ with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services.

Distributor: Arbor Court Capital, LLC (the “Distributor”), located at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, will serve as the principal underwriter and distributor of the WP Funds’ shares pursuant to an agreement with the Trust.  The Distributor promotes and sells shares of the WP Funds on a continuous basis.

The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act. The Distribution Plan provides that a Fund may compensate or reimburse the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Shares (this compensation is commonly referred to as “12b-1 fees”). Sales charges (including without limitation, sales loads, CDSCs and 12b-1 fees) may be paid to broker-dealers, banks and any other

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financial intermediary eligible to receive such fees for sales of a Fund’s shares and for services provided to shareholders. The Distributor may also retain a portion of these fees as the Funds’ distributor. Pursuant to the Distribution Plan, a Fund may annually pay the Distributor up to 0.25% of the average daily net assets attributable to the Institutional shares. As it relates to the Large Cap Fund, the Fund may annually pay the Distributor up to 0.25% of the average daily net assets attributable to the Class A shares and up to 1.00% of the average daily net assets attributable to the Class C shares. The 0.25% fee for the Class A shares and Institutional shares is a service fee. The 1.00% fee for the Large Cap Fund’s Class C shares is comprised of a 0.25% service fee and a 0.75% distribution fee. Because 12b-1 fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Subject to the supervision of the Trustees of the Trust, the Trust may, directly or indirectly, engage in activities primarily intended to result in the sale of shares of a Fund, which activities may include, without limitation: (i) payments to the Distributor and to securities dealers and others in respect of the sale of a Fund’s shares; (ii) the payment of compensation to and expenses of personnel who engage in or support distribution of a Fund’s shares; (iii) formulation and implementation of marketing and promotional activities with respect to the Funds’ shares; (iv) preparation, printing and distribution of the Funds’ prospectuses and statements of additional information to a prospective investor; (v) holding seminars and sales meetings designed to promote the distribution of the Funds’ shares; (vi) obtaining information and providing explanations to wholesale and retail distributors of a Fund’s investment objectives and policies and other information about the Fund; (vii) training sales personnel regarding the Funds; and (viii) obtaining such information, analyses and reports with respect to marketing and promotional activities with respect to the Funds’ as the Trust may, from time to time, deem advisable.

The Large Cap Fund has three classes of shares (Class A shares, Class C shares, and Institutional Class shares). Class A shares and Class C shares are presently not available for purchase. Institutional Class shares are available for purchase. Each class represents interests in the same portfolio of investments and has the same rights, but the classes differ with respect to sales loads and expenses to which they are subject. The decision as to whether Class A shares, Class C shares, or Institutional Class shares are more beneficial to you generally depends on the amount and intended length of time of your investment.

Certain Expenses. In addition to the investment advisory fees, each Fund pays all expenses not assumed by the Advisor, including, without limitation, the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; ; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Board’s liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

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INVESTING IN THE FUNDS

Minimum Initial Investment. The Funds’ shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell Shares in a Fund. The minimum initial investment in Institutional Class shares of the Fund is generally $2,000 and the minimum subsequent investment for such shares is $100 ($25 under an automatic investment plan). The minimum initial investment for the Class A or Class C shares of the Large Cap Fund is generally $1,000. Class A and Class C shares are currently not available for purchase. Each Fund may, at the Advisor’s sole discretion, accept accounts with less than the minimum investment.

Determining the Funds’ Net Asset Value. The price at which you purchase or redeem Shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete application and payment in full of the purchase amount. The Funds’ net asset value per share is calculated by dividing the value of the Funds’ total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding Shares of the Fund. The net asset value per Share of each Fund is normally determined at the time regular trading closes on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Funds do not calculate net asset value on days when the NYSE is closed. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the net asset value of Fund shares is determined only on business days of a Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Board. In determining the value of the Funds’ total assets, portfolio securities are generally valued at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost which approximates market value. Each Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange.

Pursuant to policies adopted by the Board, the Advisor is responsible for notifying the Board (or the Trust’s Fair Value Committee (“Fair Value Committee”)) when it believes that fair value pricing is required for a particular security. The Funds’ policies regarding fair value pricing are intended to result in a calculation of the Funds’ net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using the Funds’ normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using the Funds’ normal pricing procedures. The performance of the Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Funds’ normal pricing procedures. The Board monitors and evaluate the Funds’ use of fair value pricing.

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Other Matters. Purchases and redemptions of Shares by the same shareholder on the same day will be netted for each Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Each Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the Securities and Exchange Commission (“SEC”) or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of each Fund’s shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to execute. Also, if the Board determines that it would be detrimental to the best interest of each Fund’s remaining shareholders to make payment in cash, each Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

Opening a New Account. To open an account with a Fund, take the following steps:

1. Complete an Account Application. Be sure to indicate the type of account you wish to open and the amount of money you wish to invest. The application must contain your name, date of birth, address, and Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

2. Write a check or prepare a money order from a U.S. financial institution and payable in U.S. dollars. For regular mail orders, mail your completed application along with your check or money order made payable to your Funds to:

[Insert name of your Fund and Share Class]

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

If checks are returned due to insufficient funds or other reasons, the purchase order will not be accepted. The Fund will charge the prospective investor a $20 fee for cancelled checks and may redeem Shares of the Fund already owned by the prospective investor or another identically registered account for such fee. The prospective investor will also be responsible for any losses or expenses incurred by the Fund or the Administrator in connection with any cancelled check.

Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call (866) 959-9260 for instructions.

Additional Investments. You may add to your account by mail or wire at any time by purchasing Shares at the then current public offering price. The minimum additional investment is $100, except under the automatic investment plan discussed below. Before adding funds by bank wire, please call (866) 959-9260 and follow the above directions for bank wire purchases. Please note that in most circumstances, there will be a bank charge for wire purchases. Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment. Each Fund may, at the Advisor’s sole discretion, accept additional investments for less than the minimum additional investment.

Automatic Investment Plan. Shareholders who have met a Fund’s minimum investment criteria may participate in a Fund’s automatic investment plan. The automatic investment plan enables shareholders to

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make regular monthly or quarterly investments in shares through automatic charges to shareholders’ checking account. With shareholder authorization and bank approval, each Fund will automatically charge the shareholder’s checking account for the amount specified ($25.00 minimum for shares of the Fund), which will automatically be invested in his or her account, at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by notifying the Fund in writing.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), each Fund is required to obtain, verify, and record information to enable each Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, each Fund will ask for, among other things, the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor’s driver’s license or other identifying documents. An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Fund receives this required information. In addition, if after opening the investor’s account, the Fund is unable to verify the investor’s identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor. If the Fund closes an investor’s account because the Fund was unable to verify the investor’s identity, the Fund will value the account in accordance with the Funds’ next net asset value calculated after the investor’s account is closed. In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment. The Fund will not be responsible for any losses incurred due to the Funds’ inability to verify the identity of any investor opening an account.

Other Information. In connection with all purchases of Fund Shares, we observe the following policies and procedures:

•	We price direct purchases based on the next public offering price (net asset value) computed after your order is received. Direct purchase orders received by Mutual Shareholder Services as the Funds’ transfer agent by the close of the regular session of the NYSE (generally 4:00 p.m., Eastern time) are confirmed at that day's public offering price. Purchase orders received by dealers prior to the close of the regular session of the NYSE on any business day and transmitted to Mutual Shareholder Services on that day are confirmed at the public offering price determined as of the close of the regular session of trading on the NYSE on that day.

•	We do not accept third party checks for any investments.

•	We may open accounts for less than the minimum investment or change minimum investment requirements at any time.

•	We may refuse to accept any purchase request for any reason or no reason.

•	We mail you confirmations of all your purchases or redemptions of Fund Shares.

•	Certificates representing Shares are not issued.

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Choosing a Share Class. The Large Cap Fund has established three classes of shares, Class A shares, Class C shares, and Institutional Class shares. Currently, Institutional Class shares is the only class available for purchase. In the future it is anticipated that Class A shares and Class C shares will be available for purchase by all investors. The discussion that follows regarding Class A shares and Class C shares will apply when these share classes are opened for investment. Institutional Class shares are currently available to all investors. Each class represents interests in the same portfolio of investments and has the same rights, but the classes differ with respect to sales loads and ongoing expenses. The decision as to whether Class A or Class C shares are more beneficial to you generally depends on your purchase amount, the length of time you expect to hold your investment, and the sales charges and total operating expenses associated with each class.

Class A shares generally have an initial sales load, but are subject to lower ongoing expenses than Class C shares. Class C shares are sold without any initial sales load so the entire purchase price is immediately invested in the Large Cap Fund, but Class C shares are subject to higher ongoing expenses than Class A shares. Since the entire amount of the purchase price of Class C shares is immediately invested in the Large Cap Fund, any investment return on Class C shares may partially or wholly offset the higher annual expenses of Class C shares over the short term. However, there can be no assurance that this would be the case, since the Large Cap Fund’s future returns cannot be predicted. In addition, you should consider the effect of the CDSC applicable to Class C shares and certain redemptions of Class A shares, depending on the length of time you expect to hold your investment in the Large Cap Fund.

Each investor’s considerations are different. You should speak with your financial representative or broker-dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

Class A Shares - Large Cap Fund. Class A shares are sold at net asset value plus an initial sales load. The sales load is deducted from the amount you invest. The sales load for Class A shares is reduced for purchases of $50,000 or more, as shown in the chart below.

	Sales load as a % of:		Dealer Reallowance as % of Public Offering Price*
Amount of Investment in Class A Shares	Public Offering Price*	Net Amount Invested
Less than $50,000	5.50%	4.71%	4.50%
$50,000 but less than $100,000	4.50%	3.63%	3.50%
$100,000 but less than $250,000	3.50%	3.09%	3.00%
$250,000 but less than $500,000	2.50%	2.04%	2.00%
$500,000 but less than $1 million	2.00%	1.01%	1.00%
$ 1 million or more	0.00%**	0.00%**	0.00%
*	“Public Offering Price” is the net asset value at the time of purchase plus the front-end sales load. In general, the broker-dealer reallowance on sales of Class A shares will equal the amount of the Sales Load as a % of Public Offering Price described in this table.

**No sales load is paid at the time of purchase for investments in Class A shares of $1 million or more. A CDSC of 1.00% may be imposed on such investments in the event of redemption within 12 months of purchase.

Class A shares are also subject to an annual 12b-1 fee of up to 0.25% of the Fund’s average daily net assets allocable to Class A shares.

Broker-Dealer Reallowances and Commissions. The broker-dealer reallowance for purchases of Class A shares under $1 million is described in the chart above. For initial purchases of Class A shares of the Fund of $1 million or more, a broker-dealer’s commission (equal to 1.00% of such purchases over $1

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million) may be paid by the Advisor to participating unaffiliated broker-dealers through whom such purchases are effected. No commission will be paid if the purchase represents the reinvestment of a redemption from the Fund made during the previous twelve months. Redemptions of Class A shares may result in the imposition of a CDSC if the broker-dealer’s commission described in this paragraph was paid in connection with the purchase of such shares. See “CDSC for Certain Purchases of Class A shares” below.

Under certain circumstances, the Distributor may increase or decrease the reallowance to broker-dealers. The Distributor receives that portion of the initial sales load which is not reallowed to the brokers who sell shares of the Fund. The Distributor retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

Reduced Sales Loads. Front-end sales loads on purchases of Class A shares may be reduced under the “Right of Accumulation” or under a “Letter of Intent.” To receive a reduced sales load, you must inform your broker-dealer or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your broker-dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

You may use the “Right of Accumulation” to reduce your sales load. Under the “Right of Accumulation,” you may combine the current net asset value of your existing Class A shares of the Fund with the amount of any current purchases in order to take advantage of the reduced sales loads in the table above.

Purchases made pursuant to a “Letter of Intent” may also be eligible for the reduced sales loads. In a Letter of Intent, the investor expresses his or her intention, in writing, to invest a certain amount over a specified period of time. The Fund will then apply to each of the investor’s periodic investments the reduced sales load that would apply to the total amount stated in the Letter of Intent. The minimum initial investment under a Letter of Intent is $50,000. If not stated otherwise in the Letter of Intent, the amount of shares you purchase in the Fund during the thirteen (13) months following the signing of the Letter of Intent qualify for the reduced sales load. The reduced sales load will not apply to purchases in the Fund made more than 90 days prior to the signing of the Letter of Intent. During the term of your Letter of Intent, the Transfer Agent will hold in escrow shares representing the highest applicable sales load for the Fund each time you make a purchase. Any shares you redeem during that period will count against your total amount stated in your Letter of Intent. If, by the end of the term of the Letter of Intent, you have purchased all the shares you committed to purchase in the Letter of Intent, the escrowed shares will be released to you. If you have not purchased all the shares you committed to purchase in the Letter of Intent, your escrowed shares will be redeemed in an amount equal to the sales load that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that sales load would be released to you.

Shareholders may include the value of certain related accounts, including accounts held by their spouse and children under the age of 21, family trust accounts of the investor and other accounts held by the investor to determine the applicable sales load and for purposes of the Right of Accumulation and Letter of Intent privileges. These privileges apply even if your related accounts are opened at different brokerage firms, so it is important to let your broker-dealer(s) or the Transfer Agent know about all your accounts that may be combined. To verify eligibility for a reduced sales load, your broker-dealer or the Fund may require that you submit copies of account statements to substantiate requests for Right of Accumulation and Letter of Intent privileges.

In addition to the Right of Accumulation and Letters of Intent, Class A shares are offered at net asset value without a sales load to the following types of investors: trustees and officers of the Fund, clients of the Advisor, employees of the Advisor (and members of their immediate families) and the Advisor and certain service providers of the Fund. As explained above, there also is no sales load at the time of purchase

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on investments of $1 million or more in the Fund, but such purchases may be subject to a CDSC of 1.00% in the event of redemption within 12 months of purchase. See “CDSC for Certain Purchases of Class A Shares” below.

CDSC for Certain Purchases of Class A Shares. A CDSC is imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million or more if the dealer’s commission described above was paid by the underwriter and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to the Distributor and will be equal to 1.00% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. If your purchase of Class A shares is subject to the CDSC, you will be so notified on the confirmation you receive for such purchase. A CDSC will not be imposed upon redemptions of Class A shares held for more than one year.

Class C shares – Large Cap Fund. Class C shares are sold at net asset value without an initial sales load so that the full amount of your purchase payment may be immediately invested in the Fund. A CDSC of 1.00% will be imposed on redemptions of Class C shares made within one year of their purchase. The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the net asset value at the time of purchase of the Class C shares being redeemed. A CDSC will not be imposed upon redemptions of Class C shares held for more than one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of the Fund’s average daily net assets allocable to Class C shares.

Institutional Class shares – All Funds. Institutional Class shares are offered by all the Funds and they are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. Institutional Class shares are available for investment only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund. These arrangements are generally limited to discretionary managed, asset allocation, eligible retirement plan or wrap products offered by broker-dealers and financial institutions. Shareholders participating in these programs may be charged fees by their broker-dealer or financial institution. At this time, the Funds are not enforcing these investment requirements, but reserve the right to do so in the future.

Additional Information about Sales Charges. Information regarding Large Cap Fund's sales charges, as well as information regarding reduced sales charges and waived sales charges, and the terms and conditions for the purchase, pricing, and redemption of Large Cap Fund shares is not available on the Fund's website since the Fund's website contains limited information. Further information is available by calling the Fund at (866) 959-9260.

Exchange Privileges

You may sell your Fund shares and buy shares of any other series managed by the Advisor, also known as an exchange, by telephone or in writing. Because exchanges are treated as a sale and purchase, they may have tax consequences. Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Funds’ transfer agent.

Requirements. You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, each Fund reserves the right to terminate or modify the exchange privilege upon 60 days’ notice to shareholders. There is currently no limit on exchanges, but each Fund reserves the right to limit the number of exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.

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How to Exchange Shares

By Mail

• Prepare a written request including:

• Your name(s) and signature(s)

• Your account number

• The names of the funds you are exchanging

• The dollar amount or number of shares you want to sell (and exchange)

• If opening a new account, complete an account application if you are requesting different shareholder privileges

• Mail us your request and documentation

By Telephone

• Call us with your request (unless you declined telephone redemption privileges on your account application)

• Provide the following information:

• Your account number

• Exact name(s) in which account is registered

• Additional form of identification

The Funds’ transfer agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Redeeming Shares

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

[Insert the name of your Fund and Share Class]

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Regular mail redemption requests should include the following:

(1)	Your letter of instruction specifying the Fund, account number and number of Shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)	Any required signature guarantees (see “Signature Guarantees” below); and

(3)	Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within seven days after receipt of your redemption request. However, a Fund may delay forwarding a redemption check for recently purchased Shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 10 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire

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transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you specifically decline the telephone transaction privileges on your account application, you may redeem Shares of the Fund by calling (866) 959-9260. The Fund may rely upon confirmation of redemption requests transmitted via facsimile (440) 526-4446. The confirmation instructions must include the following:

(1)	Name of Fund;
(2)	Shareholder name(s) and account number;
(3)	Number of Shares or dollar amount to be redeemed;
(4)	Instructions for transmittal of redemption funds to the shareholder; and
(5)	Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Each Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by each Fund’s custodian for wire redemptions. If this cost is passed through to redeeming shareholders by a Fund, the charge will be deducted automatically from your account by redemption of Shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided that the Fund follows reasonable procedures to ensure instructions are genuine.

Minimum Account Size. Due to the relatively high cost of maintaining small accounts, the Funds reserve the right to liquidate a shareholder’s account if, as a result of redemptions or transfers (but not required IRA distributions), the account’s balance falls below the minimum initial investment required for your type of account (see “Minimum Initial Investment” above). A Fund will notify you if your account falls below the required minimum. If your account is not increased to the required level after a thirty (30) day cure period then the Fund may, at its discretion, liquidate the account.

Redemptions In Kind. The Funds typically expect to satisfy redemption requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis, and if the Advisor believes it is in the best interest of a Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowing from the Fund’s custodian to the extent such arrangements are in place with the custodian. In addition to paying redemption proceeds in cash, the Funds reserve the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” While the Funds do not intend, under normal circumstances, to redeem its shares by payment in kind, it is possible that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund, either through the distribution of selected individual portfolio securities or a pro-rata distribution of all portfolio securities held by the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold.

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Signature Guarantees. To protect your account and the Funds from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Other Information about CDSCs – Large Cap Fund. If, within the first year of purchase, you redeem (i) Class A share purchases of more than $1 million; or (ii) Class C shares, you may be subject to a CDSC as described above under “Fees and Expenses of the Fund” and “Purchasing Shares – Choosing a Share Class”. Shares acquired through the reinvestment of dividends or distributions of capital gains will not be subject to a CDSC. To determine if the CDSC applies to a redemption, the Fund redeems Shares in the following order: (i) Shares acquired by reinvestment of dividends and capital gains distributions; and then (ii) Shares held for the longest period.

The Large Cap Fund will waive the CDSC if requested in the following circumstances:

•	Redemption upon the death or permanent disability of the shareholder if made within one year of the death or the initial determination of permanent disability. The waiver is available only for Shares held at the time of death or initial determination of permanent disability.
•	Mandatory distributions from a tax-deferred retirement plan or IRA.

If you wish to request that the CDSC be waived for one of the reasons stated above, contact your financial representative, broker-dealer or the Large Cap Fund. Such waiver requests must be made at the time of redemption.

ADDITIONAL INFORMATION ABOUT PURCHASES AND REDEMPTIONS

Purchases and Redemptions through Securities Firms. Each Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of each Fund. In addition, orders will be deemed to have been received by each Fund when an authorized broker, or broker-authorized designee, accepts the purchase order or receives the redemption order. Orders will be priced at the next calculation of the Funds’ net asset value after the authorized broker or broker-authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if Shares are purchased through a broker or agent. Each Fund is not responsible for ensuring that a broker carries out its obligations. You should look to the broker through whom you wish to invest for specific instructions on how to purchase or redeem shares of a Fund.

Telephone Purchases by Securities Firms. Brokerage firms that are Financial Industry Regulatory Authority, Inc. (“FINRA”) members may telephone Mutual Shareholder Services at (866) 959-9260 and buy Shares for investors who have investments in a Fund through the brokerage firm’s account with a Fund. By electing telephone purchase privileges, FINRA member firms, on behalf of themselves and their clients, agree that neither a Fund nor Mutual Shareholder Services shall be liable for following telephone instructions reasonably believed to be genuine. To be sure telephone instructions are genuine, each Fund and its agents send written confirmations of transactions to the broker that initiated the telephone purchase. As a result of these and other policies, the FINRA member firms may bear the risk of any loss in the event

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of such a transaction. However, if Mutual Shareholder Services fails to follow these established procedures, it may be liable. Each Fund may modify or terminate these telephone privileges at any time.

Disruptive Trading and Market Timing. Each Fund is not intended for or suitable for market timers, and market timers are discouraged from becoming investors. The ability of new shareholders to establish an account, or for existing shareholders to add to their accounts is subject to modification or limitation if the Fund determines, in its sole opinion, that the shareholder or potential shareholder has engaged in frequent purchases or redemptions that may be indicative of market timing or otherwise disruptive trading (“Disruptive Trading”) which can have harmful effects for other shareholders. These risks and harmful effects include:

o	an adverse effect on portfolio management, as determined by the Advisor in its sole discretion, such as causing a Fund to maintain a higher level of cash than would otherwise be the case, or causing a Fund to liquidate investments prematurely; and

o	reducing returns to long-term shareholders through increased brokerage and administrative expenses.

In an effort to protect shareholders from Disruptive Trading, the Board has approved certain market timing policies and procedures. Under these market timing policies and procedures, each Fund may monitor trading activity by shareholders and take specific steps to prevent Disruptive Trading. In general, each Fund considers frequent roundtrip transactions in a shareholder account to constitute Disruptive Trading. A “roundtrip transaction” is one where a shareholder buys and then sells, or sells and then buys, Shares within 30 days. While there is no specific limit on roundtrip transactions, each Fund reserves the right to (i) refuse any purchase order; and/or (ii) restrict or terminate purchase privileges for shareholders or former shareholders, particularly in cases where a Fund determines that the shareholder or potential shareholder has engaged in more than one roundtrip transaction in the Fund within any rolling 30-day period.

In determining the frequency of roundtrip transactions, each Fund does not include purchases pursuant to dollar cost averaging or other similar programs, and each Fund will not count systematic withdrawals and/or automatic purchases, mandatory retirement distributions, and transactions initiated by a plan sponsor. Each Fund will calculate roundtrip transactions at the shareholder level, and may contact a shareholder to request an explanation of any activity that a Fund suspects as Disruptive Trading.

Notwithstanding the foregoing, each Fund may also take action if a shareholder’s trading activity (evaluated based on roundtrip trading or otherwise) is deemed Disruptive Trading by a Fund, even if applicable Shares are held longer than 30 days. In addition, each Fund may, without prior notice, take whatever action it deems appropriate to comply with or take advantage of any state or federal regulatory requirement.

Each Fund cannot guarantee that its policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

Disclosure of Portfolio Holdings. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

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OTHER IMPORTANT INFORMATION

Dividends, Distributions and Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in a Fund.

Each Fund will distribute all or substantially all of its income and gains to its shareholders every year. Dividends paid by a Fund derived from net investment income, if any, will generally be paid annually and capital gains distributions, if any, will be made at least annually. Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional Shares (or fractions thereof) of each Fund. Although a Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares.

A particular dividend distribution generally will be taxable as qualified dividend income, long-term capital gain, or ordinary income. Qualified dividend income generally includes dividends paid by U.S. corporations and certain qualifying foreign corporations, provided the foreign corporation is not a passive foreign investment company. Any distribution resulting from such qualified dividend income received by each Fund will be designated as qualified dividend income. If the Fund designates a dividend distribution as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend distribution as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gain, regardless of how long the shareholders have held their Fund shares. Short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gain distributions will be taxable as ordinary income to shareholders.

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends-received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend had been received in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year. Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares. An exchange of shares may be treated as a sale and may be subject to tax.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (currently 24%) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

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Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

Cost Basis Reporting.  Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss and holding period to the Internal Revenue Service on a Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. Each Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. A Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax adviser with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Possible Tax Law Changes. At the time that this prospectus is being prepared, the coronavirus and COVID-19 are affecting the United States. Various administrative and legislative changes to the federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

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Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming the reinvestment of all dividends and distributions. This information has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose reporting, along with the Funds’ financial statements, is included in the annual report to shareholders for the fiscal year ended November 30, 2021 which may be obtained at no charge by calling the Funds.

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios for average net assets and other supplemental data for the period indicated.

Financial Highlights - WP Smaller Companies Income Plus Fund

Selected data for a share outstanding throughout the year:	12/1/2020		12/1/2019		12/1/2018	12/1/2017	12/1/2016
	to		to		to	to	to
	11/30/2021		11/30/2020		11/30/2019	11/30/2018	11/30/2017

Net Asset Value - Beginning of Year	$ 14.38		$ 14.99		$ 13.31	$ 13.32	$ 11.53
Net Investment Loss (a)	(0.43)		(0.36)		(0.27)	(0.26)	(0.21)
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.57)	(f)	(0.23)	(f)	1.95	0.55	2.00
Total from Investment Operations	(1.00)		(0.59)		1.68	0.29	1.79

Distributions (From Net Investment Income)	-		-		-	-	-
Distributions (From Capital Gains)	-		(0.02)		-	(0.30)	-
Total Distributions	-		(0.02)		-	(0.30)	-

Net Asset Value - End of Year	$ 13.38		$ 14.38		$ 14.99	$ 13.31	$ 13.32

Total Return (b)	(6.95)%		(3.93)%		12.62%	2.23%	15.52%

Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$ 6,791		$ 8,292		$ 10,229	$ 8,012	$ 5,628

Before Reimbursement
Ratio of Expenses to Average Net Assets (c) (e)	3.23%		4.19%		3.37%	3.77%	3.82%
Ratio of Net Investment Loss to Average
Net Assets (d) (e)	(2.58)%		(3.16)%		(2.05)%	(2.50)%	(2.42)%
After Reimbursement
Ratio of Expenses to Average Net Assets (c) (e)	3.23%		4.19%		3.32%	3.15%	3.12%
Ratio of Net Investment Loss to Average
Net Assets (d) (e)	(2.58)%		(3.16)%		(2.00)%	(1.88)%	(1.72)%

Portfolio Turnover Rate	6.20%		5.15%		0.25%	0.00%	0.00%

(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Ratios do not include expenses of the investment companies in which the Fund invests.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(e) The ratios include 0.13%, 0.42%, 0.61%, 0.40% and 0.29% of interest expense during the fiscal years ended
November 30, 2021, November 30, 2020, November 30, 2019, November 30, 2018 and November 30, 2017.
(f) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

65

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios for average net assets and other supplemental data for the period indicated.

Financial Highlights - WP International Companies Income Plus Fund

Selected data for a share outstanding throughout the year:	12/1/2020	12/1/2019	12/1/2018	12/1/2017	12/1/2016
	to	to	to	to	to
	11/30/2021	11/30/2020	11/30/2019	11/30/2018	11/30/2017

Net Asset Value - Beginning of Year	$ 7.21	$ 12.52	$ 10.93	$ 12.74	$ 10.16
Net Investment Income (Loss) (a)	(0.12)	(0.08)	0.03	0.01	(0.07)
Net Gain (Loss) on Investments (Realized and Unrealized)	1.23	(5.00)	1.56	(1.49)	2.65
Total from Investment Operations	1.11	(5.08)	1.59	(1.48)	2.58

Distributions (From Net Investment Income)	-	(0.06)	-	-	-
Distributions (From Capital Gains)	-	(0.17)	-	(0.33)	-
Total Distributions	-	(0.23)	-	(0.33)	-

Net Asset Value - End of Year	$ 8.32	$ 7.21	$ 12.52	$ 10.93	$ 12.74

Total Return (b)	15.40%	(41.37)%	14.55%	(11.97)%	25.39%
Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$ 4,888	$ 5,168	$ 10,485	$ 8,987	$ 8,969

Before Reimbursement
Ratio of Expenses to Average Net Assets (c) (e)	4.03%	4.58%	3.35%	3.44%	3.18%
Ratio of Net Investment Income (Loss) to Average
Net Assets (d) (e)	(1.40)%	(1.06)%	0.27%	(0.21)%	(0.77)%
After Reimbursement
Ratio of Expenses to Average Net Assets (c) (e)	4.03%	4.58%	3.34%	3.15%	3.03%
Ratio of Net Investment Income (Loss) to Average
Net Assets (d) (e)	(1.40)%	(1.06)%	0.28%	0.08%	(0.62)%

Portfolio Turnover Rate	6.22%	7.10%	0.00%	0.00%	0.00%

(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Ratios do not include expenses of the investment companies in which the Fund invests.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(e) The ratios include 0.28%, 0.52%, 0.64%, 0.41% and 0.23% of interest expense during the fiscal years ended November
30, 2021, November 30, 2020, November 30, 2019, November 30, 2018 and November 30, 2017.

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The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios for average net assets and other supplemental data for the period indicated.

Financial Highlights - WP Income Plus Fund

Selected data for a share outstanding throughout the year:	12/1/2020	12/1/2019	12/1/2018	12/1/2017	12/1/2016
	to	to	to	to	to
	11/30/2021	11/30/2020	11/30/2019	11/30/2018	11/30/2017

Net Asset Value - Beginning of Year	$ 5.71	$ 10.99	$ 10.06	$ 11.46	$ 10.78
Net Investment Income (a)	0.03	0.16	0.34	0.33	0.26
Net Gain (Loss) on Investments (Realized and Unrealized)	0.58	(5.24)	0.93	(0.83)	0.76
Total from Investment Operations	0.61	(5.08)	1.27	(0.50)	1.02

Distributions (From Net Investment Income)	(0.03)	(0.14)	(0.34)	(0.32)	(0.25)
Distributions (Return of Capital)	-	(0.01)	-	-	-
Distributions (From Capital Gains)	-	(0.05)	-	(0.58)	(0.09)
Total Distributions	(0.03)	(0.20)	(0.34)	(0.90)	(0.34)

Net Asset Value - End of Year	$ 6.29	$ 5.71	$ 10.99	$ 10.06	$ 11.46

Total Return (b)	10.68%	(46.75)%	12.90%	(4.69)%	9.44%

Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$ 3,093	$ 5,209	$ 15,379	$ 15,437	$ 14,487

Ratio of Expenses to Average Net Assets (c) (e)	4.26%	4.23%	3.01%	2.97%	2.87%
Ratio of Net Investment Income to Average
Net Assets (d) (e)	0.50%	2.21%	3.20%	3.02%	2.20%

Portfolio Turnover Rate	6.09%	10.61%	1.88%	0.34%	49.17%

* Commencement of operations.
** Not Annualized.
*** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Ratios do not include expenses of the investment companies in which the Fund invests.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(e) The ratios include 0.35%, 0.56%, 0.66%, 0.45% and 0.33% of interest expense during the fiscal years ended November
30, 2021, November 30, 2020, November 30, 2019, November 30, 2018 and November 30, 2017.

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The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios for average net assets and other supplemental data for the period indicated.

Financial Highlights - WP Large Cap Income Plus Fund

Selected data for a share outstanding throughout the year:	12/1/2020		12/1/2019		12/1/2018		9/1/2018		9/1/2017	9/1/2016
	to		to		to		to		to	to
	11/30/2021		11/30/2020		11/30/2019		11/30/2018	(e)	8/31/2018	8/31/2017

Net Asset Value - Beginning of Year	$ 12.24		$ 16.71		$ 13.77		$ 14.69		$ 12.86	$ 10.31
Net Investment Income	0.01	(a)	0.06	(a)	0.08	(a)	0.01	(a)	0.01	0.08
Net Gain (Loss) on Investments (Realized and Unrealized)	2.77		(4.08)		2.87		(0.93)		2.17	2.49
Total from Investment Operations	2.78		(4.02)		2.95		(0.92)		2.18	2.57

Distributions (From Net Investment Income)	(0.08)		(0.08)		(0.01)		-		(0.06)	(0.02)
Distributions (From Return of Capital)	-		-		-		-		-	-
Distributions (From Capital Gains)	-		(0.37)		-		-		(0.29)	-
Total Distributions	(0.08)		(0.45)		(0.01)		-		(0.35)	(0.02)

Net Asset Value - End of Year	$ 14.94		$ 12.24		$ 16.71		$ 13.77		$ 14.69	$ 12.86

Total Return (b)	22.76%		(24.71)%		21.50%		(6.26)%	*	17.14%	24.95%

Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$ 32,669		$ 29,647		$ 43,235		$ 34,626		$ 36,458	$ 29,861

Ratio of Expenses to Average Net Assets (c) (d)	2.30%		2.75%		2.60%		2.75%	**	2.73%	2.47%
Ratio of Net Investment Income to Average
Net Assets (d)	0.08%		0.53%		0.52%		0.21%	**	0.08%	0.65%

Portfolio Turnover Rate	3.86%		8.38%		3.92%		0.26%	*	4.01%	3.11%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Ratios do not include expenses of the investment companies in which the Fund invests.
(d) The ratios include interest expense of 0.25% during the year ended November 30, 2021, 0.45% during the year ended November 30, 2020,
0.52% during the year ended November 30, 2019, 0.48% during the period ended November 30, 2018, 0.33% during the year ended
August 31, 2018, and 0.19% during the year ended August 31, 2017.
(e) Represents the period from September 1, 2018 through November 30, 2018. The WP Large Cap Income Plus Fund changed its fiscal year end from August 31 to November 30.

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Privacy Notice

FACTS	WHAT DOES WP TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

▪    Social Security number

▪    Assets

▪    Retirement Assets

▪    Transaction History

▪    Checking Account Information

▪    Purchase History

▪    Account Balances

▪    Account Transactions

▪    Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons 360 Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does WP Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (866) 959-9260

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Who we are
Who is providing this notice?	WP Trust Premier Fund Solutions, Inc. (Administrator) Mutual Shareholder Services , LLC (Transfer Agent and Fund Accountant) Arbor Court Capital, LLC (Distributor)
What we do
How does WP Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does WP Trust collect my personal information?

We collect your personal information, for example, when you

▪    Open an account

▪    Provide account information

▪    Give us your contact information

▪    Make deposits or withdrawals from your account

▪    Make a wire transfer

▪    Tell us where to send the money

▪    Tell us who receives the money

▪    Show your government-issued ID

▪    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

▪     Premier Fund Solutions, Inc., Mutual Shareholder Services , LLC and Arbor Court Capital, LLC could each be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ WP Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ WP Trust does not jointly market.
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WP Smaller Companies Income Plus Fund

WP International Companies Income Plus Fund

WP Income Plus Fund

WP Large Cap Income Plus Fund

The Funds’ statement of additional information (“SAI”) has been filed with the Securities and Exchange Commission. The SAI (which is incorporated in its entirety by reference in this Prospectus) contains additional information about the Funds. The Funds’ publish annual and semi-annual reports to shareholders that contain detailed information on the Funds’ investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

To request a free copy of the SAI, the Funds’ annual and semi-annual reports and other information about a Fund, or to make inquiries about the Funds, write your Fund c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 or call your Fund at (866) 959-9260.

Information about the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

WP Trust Investment Company Act File Number: 811-23086

PART B

FORM N-1A

STATEMENT OF ADDITIONAL INFORMATION

WP Smaller Companies Income Plus Fund

Institutional Class Shares (Ticker Symbol: WPSMX)

WP International Companies Income Plus Fund

Institutional Class Shares (Ticker Symbol: WPITX)

WP Income Plus Fund

Institutional Class Shares (Ticker Symbol: WPINX)

WP Large Cap Income Plus Fund

Class A Shares*

Class C Shares*

Institutional Class Shares (Ticker Symbol: WPLCX)

series of the

WP Trust

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2022

WP Smaller Companies Income Plus Fund (“Smaller Companies Fund”), WP International Companies Income Plus Fund (“International Companies Fund”), WP Income Plus Fund (“Income Fund”) and WP Large Cap Income Plus Fund (“Large Cap Fund”) (each, generally referred to as a “Fund” and, collectively, the “Funds”) are series of WP Trust, an open-end management investment company registered with the Securities and Exchange Commission as required by the Investment Company Act of 1940, as amended (the “1940 Act”).

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Funds’ prospectus dated March 30, 2022, as the same may be amended from time to time. Copies of the Prospectus may be obtained, without charge, by calling the Funds at (877) 244-6235 or writing to a Fund at the following address:

c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

*Share class not presently offered for sale.

WP SMALLER COMPANIES INCOME PLUS FUND

WP INTERNATIONAL COMPANIES INCOME PLUS FUND

WP INCOME PLUS FUND

WP LARGE CAP INCOME PLUS FUND

TABLE OF CONTENTS

INVESTMENT OBJECTIVES, POLICIES AND RISKS	1
General Investment Risks	1
Common Stocks	1
Derivative Instruments	1
Hedging	5
Preferred Stock	6
Foreign Securities	6
Investments in Small-Cap Companies	8
Convertible Securities	8
Real Estate Securities	9
U.S. Government Securities	9
Foreign Government Obligations	9
Mortgage-Backed Securities	9
Asset-Backed Securities	10
Structured Notes, Bonds and Debentures	10
Assignments and Participations	11
Corporate Debt Securities	12
Money Market Instruments	12
ETFs	13
Other Investment Companies	13
Unit Investment Trusts	13
Repurchase Agreements	14
Reverse Repurchase Agreements	14
Illiquid Investments	14
Private Securities Transactions	15
Restricted Securities	15
Forward Commitment & When-Issued Securities	15
Short Sales of Securities	15
Lending of Portfolio Securities	16
Temporary Defensive Positions	16
Diversification	16
INVESTMENT RESTRICTIONS	17
Fundamental Restrictions	17
Non-Fundamental Restrictions	18
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION	18
Brokerage Selection	19
Aggregated Trades	19
Portfolio Turnover	20
PORTFOLIO HOLDINGS DISCLOSURE	21
DESCRIPTION OF THE TRUST	22
BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS	23
Trustees and Officers	23
Board Structure	25
Qualification of Trustees	25

Trustee Standing Committees	26
Fair Value Committee	26
Beneficial Equity Ownership Information	27
Ownership of Securities of Advisor, Distributor or Related Entities	27
Compensation	28
MANAGEMENT AND ADMINISTRATION	30
Investment Adviser	30
Expense Limitation Agreement	31
Portfolio Managers	32
Fund Services	33
Distributor	34
Custodian	35
Independent Registered Public Accounting Firm	36
Legal Counsel	36
CODE OF ETHICS	36
PROXY VOTING POLICIES	36
PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES	36
Purchases	36
Redemptions	37
Additional Information	38
NET ASSET VALUE	39
ADDITIONAL TAX INFORMATION	40
APPENDIX A – PROXY VOTING POLICIES	52

INVESTMENT OBJECTIVES, POLICIES AND RISKS

WP Trust (the “Trust”) was organized on June 4, 2015 as a Delaware statutory trust and is registered as an open-end investment management company under the 1940 Act. The Smaller Companies Fund, International Companies Fund and Income Fund are separate non-diversified series of the Trust. The Large Cap Fund is a separate diversified series of the Trust. The Prospectus describes the Funds’ investment objectives and principal investment strategies, as well as the principal investment risks of the Funds.

The Funds’ investment adviser is Winning Points Advisors, LLC (the “Advisor”).

The following descriptions and policies supplement these descriptions, and also include descriptions of certain types of investments that may be made by the Funds but are not principal investment strategies of the Funds.

General Investment Risks. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Funds’ investment program will be successful. Investors should carefully review the descriptions of the Funds’ investments and their risks described in the Prospectus and this SAI.

Common Stocks. The Funds may invest in common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. The Funds may also invest in warrants and rights related to common stocks.

Derivative Instruments. The Funds may (but are not required to) use a variety of derivative instruments (including both long and short positions) in an attempt to enhance the Funds’ investment returns, to hedge against market and other risks in the portfolio, to add leverage to the portfolio and/or to obtain market exposure with reduced transaction costs.

Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indices and other assets. Examples of derivatives and information about some types of derivatives and risks associated therewith follows. The derivatives market is continually evolving and the Funds may invest in derivatives other than those described below.

The value of some derivative instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of the Funds to utilize these instruments successfully may depend in part upon their ability to forecast interest rates and other economic factors correctly. If the Funds incorrectly forecast such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could suffer losses.

The Funds might not employ any of the strategies described herein, and no assurance can be given that any strategy used will succeed. If the Funds incorrectly forecast interest rates, market values or other economic factors in utilizing a derivatives strategy, the Funds might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of derivative strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they also can reduce the opportunity for gain or even result in losses by offsetting favorable

1

price movements in related investments or otherwise, due to the possible inability of the Funds to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Funds are required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Funds to close out or to liquidate its derivatives positions. The Funds’ use of derivatives may increase or accelerate the amount of ordinary income recognized by shareholders.

Federal legislation has been recently enacted in the U.S. that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Funds’ participation in derivatives transactions.

Options on Securities and Indices. As described in the Prospectus, the Funds may, among other things, purchase and sell put and call options on equity, debt or other securities or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) System or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue from a dealer. Among other reasons, the Funds may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

When the Funds sells a call (put) option on an underlying security it owns (is short), the option is sometimes referred to as a “covered option.” The Funds may sell such options. When the Funds sells a call or put option on underlying securities it does not own (is not short), the option is sometimes referred to as a “naked option.”

The Funds may sell “naked” call options on individual securities or instruments in which it may invest but that are not currently held by the Funds. When selling “naked” call options, the Funds must deposit and maintain sufficient margin with the broker-dealer through which it sold the “naked” call option as collateral to ensure that it meets its obligations as the seller of the option. The Funds are further subject to the segregation requirements described below when it sells “naked” call options. Such segregation will ensure that the Funds have assets available to satisfy its obligations with respect to the transaction, but will not limit the Funds’ exposure to loss. During periods of declining securities prices or when prices are stable, selling “naked” call options can be a profitable strategy to increase the Funds’ income with minimal capital risk. However, when the price of the security underlying the written option increases, the Funds are exposed to an increased risk of loss, because, if the price of the security underlying the option exceeds the option’s exercise price, the Funds will lose the difference. “Naked” sold call options are riskier than covered call options because there is no underlying security held by the Funds that can act as a partial hedge. “Naked” sold call options have speculative characteristics, and the potential for loss is theoretically unlimited. When a “naked” sold call option is exercised, the Funds must purchase the underlying security to meet its delivery

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obligation or make a payment equal to the value of its obligation in order to close out the option. There is also a risk, especially with less liquid preferred and debt securities or small capitalization securities, that the securities may not be available for purchase.

A naked put option is a position in which a buyer sells a put option and has no position in the underlying stock. A naked put option may be used when the Funds expect the underlying stock to be trading above the strike price at the time of expiration. The Funds will benefit from a naked put option if the underlying stock is trading above the strike price at the time of the expiration of the put option and expires worthless because the Funds will keep the entire premium. The Funds could lose money if the price of the underlying stock is below the strike price because the put may be exercised against the Funds, causing the Funds to buy the stock at the strike price.

If an option sold by the Funds expires unexercised, the Funds realize a capital gain equal to the premium received at the time the option was written. If an option purchased by the Funds expires unexercised, the Funds realize a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). In addition, the Funds may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option that is sold. There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Funds desire.

The Funds will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Funds will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Funds will realize a capital gain or, if it is less, the Funds will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, and the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

While, as mentioned above, the Funds may sell naked call or put options, such options will nonetheless be deemed to be “covered” as such term is used in the context of Section 18 of the 1940 Act. In the case of a call option on a security, a call option is covered for these purposes if the Funds segregate assets determined to be liquid by the Advisor in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”) in an amount equal to the contract value of the position (minus any collateral deposited with a broker-dealer), on a mark-to-market basis. The option is also covered if the Funds own the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Advisor in accordance with procedures approved by the Board of Trustees in such amount are segregated) upon conversion or exchange of other securities held by the Funds. For a call option on an index, the option is covered if the Funds segregate assets determined to be liquid by the Advisor. A call option is also covered if the Funds hold a separate call on the same index or security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call sold, provided the difference is segregated by the Funds in assets determined to be liquid by the Advisor. A put option on a security or an index is “covered” if the Funds segregate assets determined to be liquid by the Advisor in accordance with procedures approved by the Board of Trustees equal to the exercise price. A put option is also covered if the Funds hold a put on the same security or index as the put sold where the exercise price of the put held is (i) equal to or greater than the exercise price of the put sold, or (ii) less than the exercise price of the put sold, provided the difference is segregated by the Funds in assets determined to be liquid by the Advisor.

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OTC Options. The Funds may also purchase and sell over-the-counter (“OTC”) options. OTC options differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Funds may be required to treat as illiquid OTC options purchased and securities being used to cover certain written OTC options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment. The Funds may also purchase and write dealer options.

Risks Associated with Options on Securities and Indices. There are several risks associated with transactions in options on securities, including exchange-traded funds (“ETFs”), and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when the Funds seeks to close out an option position. If the Funds were unable to close out an option that it had purchased on a security or index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Funds were unable to close out a call option that it had written on a security held in its portfolio, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a call option on an individual security held in the Funds’ portfolio, the Funds forgo, during the option’s life, the opportunity to profit from increases in the market value of the security or index position covering the call option above the sum of the premium and the exercise price of the call but has retained the risk of loss (net of premiums received) should the price of the underlying security or index position decline. Similarly, as the seller of a call option on a securities index or ETF, the Funds forgo the opportunity to profit from increases in the index or ETF over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Funds’ portfolio securities decline.

The value of call options sold by the Funds will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities and the remaining time to an option’s expiration. The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. The seller of an option generally has no control over the time when it may be required to fulfill its obligation as a seller of the option. Once an option seller has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The hours of trading for options may not conform to the hours during which the securities held by the Funds are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets. In addition, the Funds’ options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which the options are traded. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose other sanctions that could adversely affect the Funds engaging in options transactions.

 If a put or call option purchased by the Funds is not sold when it has remaining value, and if the market price of the underlying security or index remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Funds will lose

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their entire investment in the option. Also, where a put or call option on a particular security or index is purchased to hedge against price movements in a related security or index, the price of the put or call option may move more or less than the price of the related security or index. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Funds may be unable to close out a position. Similarly, if restrictions on exercise were imposed, a Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index or ETF sold by the Funds is covered by an option on the same index or ETF purchased by the Funds, movements in the index or ETF may result in a loss to the Funds; however, such losses may be mitigated by changes in the value of the Funds’ securities during the period the option was outstanding (based, in part, on the extent of correlation (if any) between the performance of the index or ETF and the performance of the Funds’ portfolio securities).

Foreign Currency Options. The Funds may buy or sell put and call options on foreign currencies in various circumstances, including, but not limited to, as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which the Funds’ securities may be denominated or to cross-hedge or in an attempt to increase the total return when the Advisor anticipates that the currency will appreciate or depreciate in value. In addition, the Funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of the Funds to reduce foreign currency risk using such options.

Option Combinations. The Funds may combine options transactions, which combinations may be in the form of option spreads or option collars. Put spreads and collars are designed to protect against a decline in value of a security the Funds own. A collar involves the purchase of a put and the simultaneous selling of a call on the same security at a higher strike price. The put protects the investor from a decline in the price of the security below the put’s strike price. The call means that the investor will not benefit from increases in the price of the security beyond the call’s strike price. In a put spread, an investor purchases a put and simultaneously sells a put on the same security at a lower strike price. This combination protects the investor against a decline in the price down to the lower strike price. The premium received for selling the call (in the case of a collar) or selling the put (in the case of a put spread) offsets, in whole or in part, the premium paid to purchase the put.

In a call spread, an investor purchases a call and simultaneously sells a call on the same security, with the call sold having a higher strike price than the call purchased. The purchased call is designed to provide exposure to a potential increase in the value of a security an investor owns. The premium received for writing the call offsets, in part, the premium paid to purchase the corresponding call, but it also means that the investor will not benefit from increases in the price of the security beyond the sold call’s strike price.

The Funds may sell straddles (covered or uncovered) consisting of a combination of a call and a put sold on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds’ immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Hedging. The Funds may engage in an ongoing hedging strategy. Hedging is a means of transferring risk that an investor does not wish to assume during an uncertain market environment. The Funds may enter into these transactions: (a) to hedge against changes in the market value of portfolio

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securities and against changes in the market value of securities intended to be purchased, (b) to close out or offset existing positions, (c) to manage the duration of a portfolio’s fixed income investments, or (d) to enhance returns.

Hedging activity in the Funds may involve the use of derivatives including, but not limited to, buying or selling (writing) put or call options on stocks, shares of ETFs or stock indexes, buying ETFs or other investment companies that engage in hedging strategies, or purchasing foreign currency forward contracts or options on foreign currency. The Funds may also hedge against fluctuations in currency exchange rates, in connection with its investments in foreign securities by purchasing foreign forward currency exchange contracts and/or options on foreign currency.

Preferred Stock. Preferred stock, unlike common stock, often offers a specified dividend rate payable from a company's earnings. Preferred stock also generally has a preference over common stock on the distribution of a company's assets in the event the company is liquidated or declares bankruptcy; however, the rights of preferred stockholders on the distribution of a company's assets in the event of a liquidation or bankruptcy are generally subordinate to the rights of the company's debt holders and general creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Some fixed rate preferred stock may have mandatory sinking fund provisions which provide for the stock to be retired or redeemed on a predetermined schedule, as well as call/redemption provisions prior to maturity, which can limit the benefit of any decline in interest rates that might positively affect the price of preferred stocks. Preferred stock dividends may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals.

Foreign Securities. Foreign securities include U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers. The Funds may invest directly in foreign equity securities traded directly on U.S. exchanges, foreign exchanges, over-the-counter or in the form of American Depositary Receipts. The Funds may also invest in foreign currency-denominated fixed-income securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. Many of the risks are more pronounced for investments in developing or emerging market countries, or countries whose markets are becoming open, or have only recently opened, to private investment, foreign investment or both. The Advisor follows the FTSE country classifications to determine developing or emerging market countries.

American Depositary Receipts (“ADRs”). ADRs provide a method whereby the Funds may invest in securities issued by companies whose principal business activities are outside the United States. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. ADRs are subject to many of the risks affecting foreign investments generally, except for those specific to trading securities on foreign exchanges.

Political and Economic Factors. Foreign investments involve risks unique to the local political, economic, and regulatory structures in place, as well as the potential for social instability, military unrest, or diplomatic developments that could prove adverse to the interests of U.S. investors. Individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross

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national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. In addition, significant external political and economic risks currently affect some foreign countries. War and terrorism affect many countries. Many countries throughout the world are dependent on a healthy U.S. economy or economies elsewhere around the world (e.g., Europe), and are adversely affected when the U.S. or other world economies weaken or their markets decline.

Government Action. Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Foreign Currencies; Currency Fluctuations. The Funds’ investments in foreign securities may be denominated in U.S. dollars or foreign currencies. For securities valued in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Funds’ assets denominated in that currency. Such changes will also affect the Funds’ income and may affect the income of companies in which the Funds invest. Generally, when a given currency appreciates against the U.S. dollar (the U.S. dollar weakens), the value of the Funds’ securities denominated in that currency will rise. When a given currency depreciates against the U.S. dollar (the U.S. dollar strengthens), the value of the Funds’ securities denominated in that currency will decline. Countries with managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market may experience sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Similarly, the Funds may be adversely affected by holding securities in foreign currencies that are not readily convertible into U.S. dollars.

Potential Adverse Changes. With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

Information and Supervision. There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies. It also is often more difficult to keep currently informed of corporate actions that affect the prices of portfolio securities.

Market Characteristics. Foreign securities markets are generally not as developed or efficient as, and may be more volatile and have less volume and liquidity than, those in the United States. Securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on U.S. exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the Funds.

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Investment and Repatriation Restrictions. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in such countries and increase the cost and expenses of the Funds. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the Funds invest. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents.

Taxes. The dividends and interest payable on foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Funds’ shareholders. In addition, some governments may impose a tax on purchases by foreign investors of certain securities that trade in their country.

Depositary Receipts. The Funds’ investments may include securities of foreign issuers in the form of sponsored or unsponsored ADRs, Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). ADRs are depositary receipts typically issued by a United State bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored depositary receipts may not entitle the Funds to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored depositary receipts.

Investments in Small-Cap Companies. The Funds may invest in securities of companies with small market capitalizations. Certain small-cap companies may offer greater potential for capital appreciation than larger companies. However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small-cap companies tend to be very volatile and speculative. Small-cap companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market. For example, they may be developing or marketing new products or services for markets that are not yet established or may never become established. In addition, small companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions. In addition, small-cap companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms. Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies. Due to these and other factors, the Funds’ investments in small-cap companies may suffer significant losses. Further, there is typically a smaller market for the securities of a small-cap company than for securities of a large company. Therefore, investments in small-cap companies may be less liquid and subject to significant price declines that result in losses for the Funds.

Convertible Securities. Although the equity investments of the Funds consist primarily of common stocks, the Funds may buy securities convertible into common stock if, for example, the Advisor believes that a company’s convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Funds include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific

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amount of the corporation’s capital stock at a set price for a specified period of time. Warrants do not represent ownership of the underlying securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of the Funds; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount. The Funds’ ability to invest in warrants may be limited by the Funds’ investment restrictions.

Real Estate Securities. The Funds will not invest in real estate (including mortgage loans and limited partnership interests), but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Funds may also invest in readily marketable interests in real estate investment trusts (“REITs”). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risk related to changes interest rates.

U.S. Government Securities. The Funds may invest a portion of the portfolio in U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association (“GNMA”) as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Housing Administration (“FHA”), Federal Farm Credit Bank (“FFCB”), Federal Home Loan Bank (“FHLB”), Student Loan Marketing Association (“SLMA”), and The Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g. GNMA), several are supported by the right of the issuer to borrow from the U.S. government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of the Funds’ shares.

Foreign Government Obligations. The Funds may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or in another currency.

Mortgage-Backed Securities. The Funds may invest in mortgage-backed securities, such as those issued by GNMA, FNMA, FHLMC or certain foreign issuers. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities’ yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Funds’ shares. These securities generally are “pass-through” instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of

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pass-through pools varies with the maturities of the underlying mortgage loans. A pool’s term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed-rate 30-year mortgages in a stable interest rate environment, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life, although it may vary depending on various factors. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the Funds’ yield.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Asset-Backed Securities. The Funds may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

Asset-backed securities present certain risks that are not presented by other securities in which the Funds may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

Structured Notes, Bonds and Debentures. The Funds may invest in structured notes, bonds and debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other

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financial indicators (the “Reference”) or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Funds’ entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

Assignments and Participations. The Funds may invest in assignments of and participations in loans issued by banks and other financial institutions.

When the Funds purchase assignments from lending financial institutions, the Funds will acquire direct rights against the borrower on the loan. However, since assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Funds as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Participations in loans will typically result in the Funds having a contractual relationship with the lending financial institution, not the borrower. The Funds would have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender of the payments from the borrower. In connection with purchasing a participation, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased a participation. As a result, the Funds purchasing a participation will assume the credit risk of both the borrower and the lender selling the participation. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

The Funds may have difficulty disposing of assignments and participations because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Funds’ ability to dispose of particular assignments or participations when necessary to meet the Funds’ liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid market for assignments and participations also may make it more difficult for the Funds to assign a value to these securities for purposes of valuing the Funds’ portfolio and calculating its net asset value.

The Funds may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a foreign government (a “Borrower”) and one or more financial institutions (“Lenders”). The majority of the Funds’ investments in Loans are expected to be in the form of participations in Loans (“Participations”) and assignments of portions of Loans from third parties (“Assignments”). Participations typically will result in the Funds having a contractual relationship only with the Lender, not with the Borrower. The Funds will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, the Funds generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and the Funds may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Funds will assume the credit risk of both the Borrower and the Lender that is selling the

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Participation. In the event of the insolvency of the Lender selling a Participation, the Funds may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower.

When the Funds purchases Assignments from Lenders, the Funds will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Funds as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

There are risks involved in investing in Participations and Assignments. The Funds may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Funds’ ability to dispose of particular Participations or Assignments when necessary to meet the Funds’ liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for the Funds to assign a value to these securities for purposes of valuing the Funds’ portfolio and calculating its net asset value.

Corporate Debt Securities. The Funds’ fixed income investments may include corporate, municipal or other government debt securities. Corporate and municipal debt obligations purchased by the Funds may be any credit quality, maturity or yield. Accordingly, the Funds’ debt securities may include “investment grade” securities (those rated at least Baa by Moody’s Investors Service, Inc. (“Moody’s”), BBB by Standard & Poor’s Ratings Services (“S&P”) or Fitch Investors Service, Inc. (“Fitch”) or, if not rated, of equivalent quality in the Advisor’s opinion. In addition, the Funds’ debt securities may include lower-rated debt securities including, without limitation, junk bonds. Debt obligations rated Baa by Moody’s or BBB by S&P, or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal. Debt obligations rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal. Descriptions of the quality ratings of Moody’s, S&P and Fitch are contained in this SAI. While the Advisor utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

Money Market Instruments. The Funds may invest in money market instruments including U.S. government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they are eligible for purchase by the Funds. Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes (“Master Notes”). Banker’s Acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When the Funds acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance carries the full faith and credit of such bank. A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Maturities of Commercial Paper generally range from 2 to 270 days and are usually sold on a discounted basis rather than as an interest-bearing instrument. The Funds will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s, S&P or Fitch, or if not rated, of equivalent quality in the Advisor’s opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Funds only through the Master Note program of the Funds’ custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Funds.

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ETFs. The Funds may invest in ETFs. An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. ETFs are traded on a securities exchange based on their market value. An ETF portfolio holds the same stocks or bonds as the index it tracks, so its market price reflects the value of the index at any given time. ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees’ fees, and marketing expenses, and ETF shareholders, such as the Funds, pay their proportionate share of these expenses. Your cost of investing in the Funds will generally be higher than the cost of investing directly in ETFs. By investing in the Funds, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Funds invests in addition to the Funds’ direct fees and expenses.

Other Investment Companies. Unless otherwise indicated in this SAI or a Fund’s prospectus, each Fund may purchase shares of other investment companies, including business development companies and ETFs. Section 12(d)(1)(A) of the 1940 Act provides that a fund may not purchase or otherwise acquire the securities of other investment companies if, as a result of such purchase or acquisition, it would own: (i) more than 3% of the total outstanding voting stock of the acquired investment company; (ii) securities issued by any one investment company having a value in excess of 5% of the fund’s total assets; or (iii) securities issued by all investment companies having an aggregate value in excess of 10% of the fund’s total assets. These limitations are subject to certain statutory and regulatory exemptions including recently adopted Rule 12d1-4. Rule 12d1-4, which became effective on January 19, 2021, permits the Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. Among other conditions, the rule prohibits a fund from acquiring control of another investment company (other than an investment company in the same group of investment companies), including by acquiring more than 25% of its voting securities. In addition, the rule imposes certain voting requirements when a fund’s ownership of another investment company exceeds particular thresholds. If shares of a fund are acquired by another investment company, the “acquired” fund may not purchase or otherwise acquire the securities of an investment company or private fund if immediately after such purchase or acquisition, the securities of investment companies and private funds owned by that acquired fund have an aggregate value in excess of 10 percent of the value of the total assets of the fund, subject to certain exceptions. These restrictions may limit the Fund’s ability to invest in other investment companies to the extent desired. In addition, other unaffiliated investment companies may impose other investment limitations or redemption restrictions which may also limit the Fund’s flexibility with respect to making investments in those unaffiliated investment companies. The Fund has adopted policies and procedures designed to comply with the requirements of Rule 12d1-4 and the Fund intends to follow such policies and procedures when investing in other investment companies.

When a Fund purchases shares of another investment company, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company and will be subject to the risks associated with the portfolio investments of the underlying investment company.

Unit Investment Trusts. A unit investment trust, commonly referred to as a UIT, is one of three basic types of investment companies. The other two types are mutual funds and closed-end funds. A unit investment trust is a registered investment company that buys and holds a generally fixed portfolio of stocks, bonds, or other securities. "Units" in the trust are sold to investors (unitholders) who receive a share of principal and dividends (or interest). A UIT has a stated date for termination that varies according to the investments held in its portfolio. A UIT investing in long-term bonds may remain outstanding for 20 to 30 years. UITs that invest in stocks may seek to capture capital appreciation over a period of a year or a few years. When these trusts are dissolved, proceeds from the securities are either paid to unitholders or reinvested in another trust. A UIT does not actively trade its investment portfolio. That is, a UIT buys a relatively fixed portfolio of securities (for example, five, ten, or twenty specific stocks or bonds), and holds them with little or no change for the life of the UIT. Because the investment portfolio of a UIT generally is

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fixed, investors know more or less what they are investing in for the duration of their investment. Investors will find the portfolio securities held by the UIT listed in its prospectus.

Repurchase Agreements. The Funds may invest in repurchase agreements. A repurchase agreement is a short term investment in which the purchaser acquires ownership of a U.S. government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser’s holding period. Any repurchase transaction in which the Funds engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Funds could experience both delays in liquidating the underlying security and losses in value.

Reverse Repurchase Agreements. Each Fund may engage in reverse repurchase agreements.

Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. At the time the Fund enters into a reverse repurchase agreement, it will segregate, and maintain, liquid assets having a dollar value equal to the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements may be considered borrowings by a Fund for purposes of the 1940 Act and, therefore, may be included in the Fund’s calculation of its 33 1/3 limitation on borrowing.

Illiquid Investments. The Funds may invest up to 15% of their net assets in illiquid securities, which are investments that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Under the supervision of the Board of Trustees of the Trust (“Trustees”), the Advisor determines the liquidity of the Funds’ investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Funds’ investments, the Advisor may consider various factors including (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset the Funds’ rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Funds were in a position where more than 15% of its net assets were invested in illiquid securities, the Funds may take appropriate steps to protect the Funds’ liquidity as deemed necessary or advisable by the Funds. The Funds, through its Fair Value Committee, values illiquid securities using its fair value procedures (described below) but there can be no assurance that (i) the Funds will determine fair value for a private investment accurately; (ii) that the Funds will be able to sell private securities for the fair value determined by the Funds; or (iii) that the Funds will be able to sell such securities at all. Investment in illiquid securities poses

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risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Funds may be unable to dispose of illiquid securities promptly or at reasonable prices.

Private Securities Transactions. In general, securities purchased in private transactions are legally restricted as to resale. The Funds’ investments in private placements will be subject to a number of risks because the securities will be illiquid securities for which there is no public market. Illiquid securities are subject to risks of potential delays in resale and uncertainty in valuation. In addition, as noted under “Illiquid Securities” above, if at any time more than 15% of the Funds’ net assets are invested in illiquid securities, the Funds may take appropriate steps to protect the Funds’ liquidity as deemed necessary or advisable by the Funds. In such a case, the Funds may seek to sell private securities in its portfolio prematurely at prices below what the Advisor believes to be the securities’ fair value.

Restricted Securities. Within its limitation on investment in illiquid securities and the Funds’ private investments, the Funds may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Funds may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Funds may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Funds might obtain a less favorable price than prevailed when it decided to seek registration of the security. The Funds values restricted securities under fair value procedures described above under “Illiquid Securities” and as described in the section entitled “Investing in the Funds – Determining the Funds’ Net Asset Value” of the Prospectus.

Forward Commitment & When-Issued Securities. The Funds may purchase securities on a when-issued basis or for settlement at a future date if the Funds holds sufficient assets to meet the purchase price. In such purchase transactions, the Funds will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Funds will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Funds would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Funds may sell such a security prior to the settlement date if the Advisor felt such action was appropriate. In such a case, the Funds could incur a short-term gain or loss.

Short Sales of Securities. The Funds may make short sales, which are transactions in which the Funds sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Funds will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Funds then sells the borrowed security to a buyer in the market. The Funds will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Funds is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds replaces the borrowed security. The Funds will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Funds may be required to pay in connection with a short sale. When the Funds makes a short sale, the Funds

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will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on the Funds’ books and/or in a segregated account at the Funds’ custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by the Funds will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Funds’ short sale obligations, additional assets will be segregated to ensure adequate coverage of the Funds’ short position obligations.

In addition, the Funds may make short sales “against the box” i.e., when the Funds sells a security short when the Funds has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Funds will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Lending of Portfolio Securities. In order to generate additional income, the Funds may lend portfolio securities in an amount up to 33% of total Funds assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities that the Advisor has determined are creditworthy under guidelines established by the Trustees. In determining whether the Funds will lend securities, the Advisor will consider all relevant facts and circumstances. The Funds may not lend securities to any company affiliated with the Advisor. Each loan of securities will be collateralized by cash, securities or letters of credit. The Funds might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Funds cash or cash equivalent collateral, or provide to the Funds an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Funds any interest paid on the loaned securities, and the Funds may invest the cash collateral to earn additional income. Alternatively, the Funds may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Funds may share with the borrower some of the income received on the collateral for the loan or the Funds will be paid a premium for the loan. Loans are subject to termination at the option of the Funds or the borrower at any time. The Funds may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Temporary Defensive Positions. The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual set of circumstances, the Funds may hold up to 100% of its portfolio in cash or cash equivalent positions. When the Funds takes a temporary defensive position, the Funds may not be able to achieve its investment objective.

Diversification. The Funds, excluding the Large Cap Fund, are non-diversified, which means that they have not made an election to be a “diversified” investment company under the 1940 Act1940 Act. Many mutual funds, like the Large Cap Fund, elect to be “diversified” funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it can hold a relatively small number of securities in its portfolio. Even a non-diversified fund has to have some diversification for tax purposes, though. Under the tax code, all mutual funds are required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Funds’ total assets be invested in cash, U.S. government securities, the securities of other regulated investment companies and other securities, with respect to any one issuer limited for the purposes of this calculation to an amount not greater than (A) 5% of the value of the Funds’ total assets or (B) 10% of the outstanding voting securities of the issuer and (ii) not more than 25% of the value of its total

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assets be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies).

Subject to the requirements of the tax code and the Funds’ investment restrictions (see description below under “Investment Restrictions”), the Funds may make significant investments in the securities of a particular issuer, select companies in a particular industry, or select companies in a sector within a particular industry. Such a concentration of Fund investments exposes the Funds to additional risks, and greater potential for significant share price fluctuation. The Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund. The risks discussed in this section are primarily applicable to the Smaller Companies Fund, International Companies Fund and Income Fund. The Large Cap Fund will be managed as a diversified fund but it is possible through market activity that the Fund could be non-diversified for periods of time.

INVESTMENT RESTRICTIONS

Fundamental Restrictions. The Funds have adopted the following “fundamental restrictions,” which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Funds. A “majority” for this purpose means the lesser of (i) 67% of the Funds’ outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

FUNDAMENTAL RESTRICTIONS. As a matter of fundamental policy, each Fund may not:

(1)	Issue senior securities, except as permitted by Section 18(f)(1) of the 1940 Act;

(2)	Borrow money, except to the extent permitted under Section 18(f)(1) the 1940 Act (including, but not limited to, reverse repurchase agreements and borrowing to meet redemptions). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3)	Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with selling covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4)	Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, each Fund may be deemed to be an underwriter under certain federal securities laws;

(5)	Make loans, provided that each Fund may lend its portfolio securities in an amount up to 33 1/3% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements shall not be deemed to be the making of a loan;

(6)	Purchase or sell real estate or interests in real estate directly; provided, however, that each Fund may
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purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities);

(7)	Purchase or sell commodities, except that each Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices and may purchase interests in equity securities issued by companies (including, without limitation, investment companies) that hold or invest in one or more commodities as their sole or principal business activity; or

(8)	Invest 25% or more of its total assets in securities of issuers in any particular industry. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry.

NON-FUNDAMENTAL RESTRICTIONS. The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, each Fund may not:

(1)	Purchase securities on margin; provided, however, that each Fund may obtain such short-term credits as may be necessary for the clearance of transactions, may make short sales to the extent permitted by the 1940 Act and may enter into options, forward contracts, futures contracts or indices options on futures contracts or indices;

(2)	Make investments for the purpose of exercising control or management over a portfolio company;

(3)	Invest in securities of other registered investment companies, except as permitted under the 1940 Act;

(4)	Invest in interests in oil, gas or other mineral exploration or development programs, although each Fund may invest in the common stock of companies which invest in or sponsor such programs;

(5)	Invest 15% or more of its total net assets in illiquid securities; or

(6)	Purchase warrants if as a result each Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants.

With respect to the “fundamental” and “non-fundamental” investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the percentage limitations on borrowing under the Funds’ second fundamental investment restriction apply at all times.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

Subject to the general supervision of the Trustees, the Advisor is responsible for, make decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds. The Advisor shall manage the Funds’ portfolios in accordance with the terms of the Investment Advisory Agreement by and between the Advisor and the Funds (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor selects the securities and manages the investments for the Funds, and also selects broker-dealers to execute portfolio transactions, all subject to the oversight of the Board of Trustees. The Advisory Agreement is described in detail under “Management and Administration”. The Advisor serves

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as investment adviser for a number of client accounts, including the Funds. Investment decisions for the Funds will be made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor.

Brokerage Selection. In selecting brokers to be used in portfolio transactions, the Advisor’s general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Advisor considers a number of judgmental factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Advisor’s past experience with similar trades and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Advisor may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. The Advisor may not give consideration to sales of shares of the Funds as a factor in selecting brokers to execute portfolio transactions. The Advisor may, however, place portfolio transactions with brokers that promote or sell the Funds’ shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on the broker’s sales efforts.

Under Section 28(e) of the Securities Exchange Act of 1934 and as provided in the Advisory Agreement, the Advisor is authorized to cause the Funds to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Advisor to determine and track investment results; and trading systems that allow the Advisor to interface electronically with brokerage firms, custodians and other providers. Where a product or service has a mixed use among research, brokerage and other purposes, the Advisor will make a reasonable allocation according to the uses and will pay for the non-research and non-brokerage functions in cash using its own funds.

 The research and investment information services described above make available to the Advisor for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Advisor in connection with advisory clients other than the Funds and not all such services may be useful to the Advisor in connection with the Funds. Although such information may be a useful supplement to the Advisor’s own investment information in rendering services to the Funds, the value of such research and services is not expected to reduce materially the expenses of the Advisor in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Advisor by the Funds.

The Funds may invest in securities traded in the over-the-counter market. Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. The Funds, where possible, deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and/or execution are available elsewhere. When a transaction involves exchange listed securities, the Advisor considers the advisability of effecting the transaction with a broker which is not a member of the securities exchange on which the security to be purchased is listed or effecting the transaction in the institutional market.

Aggregated Trades. While investment decisions for the Funds are made independently of the Advisor’s other client accounts, the Advisor’s other client accounts may invest in the same securities as the

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Funds. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Funds and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Funds and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or sold by the Funds.

The following tables reflect the aggregate brokerage commissions paid by each Fund during each of the past three fiscal periods/years:

Fiscal Year End	Smaller Companies Fund	International Companies Fund	Income Fund
November 30, 2021	$7,491	$6,020	$7,541
November 30, 2020	$8,652	$7,014	$10,341
November 30, 2019	$6,300	$6,330	$11,988

Fiscal Year End	Large Cap Fund
November 30, 2021	$31,742
November 30, 2020	$35,031
November 30, 2019	$24,554

Portfolio Turnover. The annualized portfolio turnover rate for the Funds is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Funds to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Funds may engage in short-term trading to achieve its investment objectives. The following table provides information on each Fund’s portfolio turnover rates for the past three fiscal years.

Fund Name	Fiscal Year	Portfolio Turnover Rate
Smaller Companies Fund	2021	6.20%
Smaller Companies Fund	2020	5.15%
Smaller Companies Fund	2019	0.25%

International Companies Fund	2021	6.22%
International Companies Fund	2020	7.10%
International Companies Fund	2019	0%

Income Fund	2021	6.09%
Income Fund	2020	10.61%
Income Fund	2019	1.88%

Large Cap Fund	2021	3.86%
Large Cap Fund	2020	8.38%
Large Cap Fund	2019	3.92%

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PORTFOLIO HOLDINGS DISCLOSURE

The Board of Trustees of the Trust has adopted policies to govern the circumstances under which disclosure regarding securities held by the Funds and disclosure of purchases and sales of such securities may be made to shareholders of the Trust or other persons. These policies include the following:

*	Public disclosure regarding the securities held by a Fund (“Portfolio Securities”) is made quarterly through the Fund’s Form N-PORT and Semi-Annual and Annual Reports (“Official Reports”). Other than the Official Reports, shareholders and other persons generally will not be provided with information regarding Portfolio Securities held, purchased or sold by the Funds.

*	Information regarding Portfolio Securities, and other information regarding the investment activities of the Portfolios, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Trust or the Funds, but only if such disclosure has been publicly disclosed or approved in writing by the Chief Compliance Officer of the Trust (the “CCO”). The CCO will not approve arrangements prior to public disclosure unless persons receiving the information provide assurances that the information will not be used for inappropriate trading in Fund shares.

*	The Trust’s policy relating to disclosure of the Trust's holdings of Portfolio Securities does not prohibit: (i) disclosure of information to the Trust's investment adviser or to other Trust service providers, including but not limited to the Trust's administrator, distributor, custodian, legal counsel and auditors as identified in the Prospectus and this SAI, financial printers such as EDGAR Services or to brokers and dealers through which the Trust purchases and sells Portfolio Securities; and (ii) disclosure of holdings of or transactions in Portfolio Securities by the Fund that is made on the same basis to all Fund shareholders. This information is disclosed to third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships), and (iv) understandings or expectations between the parties that the information will be kept confidential.

*	The CCO is required to approve any arrangements other than disclosure to service providers under which information relating to Portfolio Securities held by the Portfolios, or purchased or sold by the Funds is disclosed to a shareholder or other person before disclosure in the Official Reports. In making such a determination, the CCO may consider, among other things, the information to be disclosed, the timing of the disclosure, the intended use of the information, whether the arrangement is reasonably necessary to aid in conducting the ongoing business of the Fund, and whether the arrangement will adversely affect the Trust, the Funds or its shareholders. The CCO will not approve such arrangements unless persons receiving the information provide assurances that the information will not be used for inappropriate trading in Fund shares.

*	The CCO shall inform the Board of Trustees of any special portfolio holdings disclosure arrangements that are approved by the CCO, and the rationale supporting approval.

*	Neither the Funds’ investment adviser nor the Trust (or any affiliated person, employee, officer, trustee or director of the investment adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Funds.

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DESCRIPTION OF THE TRUST

The Trust, which is a statutory trust organized under Delaware law on June 4, 2015, is an open-end management investment company. The Trust’s Declaration of Trust (“Trust Instrument”) authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. All the Funds offer an Institutional Class of shares. The Large Cap Fund also offers Class A and Class C shares, which currently are not available for sale. The number of shares in the Trust shall be unlimited. The Trustees may classify and reclassify the shares of the Funds into additional classes of shares at a future date. When issued for payment as described in the Prospectus and this SAI, shares of the Funds will be fully paid and non-assessable and shall have no preemptive or conversion rights.

In the event of a liquidation or dissolution of the Trust or an individual series, such as a Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire and (2) any Trustee may be removed: (a) any time by action of a majority of the then Trustees at a duly constituted meeting; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

The Trust will not hold an annual shareholders’ meeting unless required by law. There will normally be no annual meeting of shareholders in any year in which the election of Trustees by shareholders is not required by the 1940 Act. As set forth in the Trust’s By-Laws, shareholders of the Trust have the right, under certain conditions, to call a special meeting of shareholders, including a meeting to consider removing a Trustee.

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BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Funds.

Trustees and Officers. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor, are indicated in the table. The address of each trustee and officer is 127 NW 13th Street, Suite 13, Boca Raton, Florida 33433.

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Name, Address and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Donald H. Baxter YOB : 1942	Trustee	Since 2015	President and Treasurer, Baxter Financial Corporation (investment advisor) (1989 to present).	Five	None
Ronald F. Rohe YOB : 1943	Trustee	Since 2015	Retired; Prior to retirement he was Secretary and Chief Compliance Officer, Baxter Financial Corporation (investment advisor) (1990 to 2021).	Five	None
Michael G. Rogan YOB : 1963	Trustee	Since 2015	President, Rogan & Associates, Inc. (investment advisor) (1997 to present).	Five	None
Interested Trustees*
Charles S. Stoll YOB : 1955	President, Trustee	Since 2015	Managing Member and Chief Compliance Officer, Winning Points Advisors, LLC (1989 to present).	Five	None
Bradley J. Alden YOB: 1974	Trustee	Since 2015	Program Lead, Culmen International, LLC (government consulting services) (2010 to present).	Five	None
Officers
John H. Lively YOB: 1969	Secretary	Since 2017	Attorney, Practus, LLP (law firm) May 2018–present); The Law Offices of John H. Lively & Associates, Inc. (law firm) (2010 to May 2018).	N/A	N/A
James D. Craft YOB: 1982	Treasurer And Principal Financial Officer	Since 2020	Fund Administrator, Premier Fund Solutions, Inc. (2007-present); Chief Technology Officer, Premier Fund Solutions, Inc. (2011 to present).	N/A	N/A
Julian G. Winters YOB: 1968	Chief Compliance Officer	Since 2020	Managing Member of Watermark Solutions, LLC (investment management compliance and consulting (2007 to present).	N/A	N/A

*	Mr. Stoll is an Interested Trustee because he is managing member of the Advisor. Mr. Alden is an Interested Trustee because he has a familial relationship with a prior employee of the Advisor.
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Board Structure

The Trust’s Board of Trustees includes three independent Trustees and two interested Trustees. Mr. Stoll, an interested Trustee, serves as the Chairman of the Board. The Trustees have determined that the Trust’s current leadership structure is appropriate, as it allows Trust management to communicate with each independent Trustee as and when needed, and permits each independent Trustee to be involved in each committee of the Board (each a “Committee”) as well as each Board function. With respect to risk oversight, the Board holds four regular meetings each year to consider and address matters involving the Trust and the Funds. During these meetings, the Board receives reports from the Funds’ administrator, transfer agent and distributor and Trust management, including the Trust’s President, Mr. Stoll, and the Trust’s Chief Compliance Officer, Mr. Winters, on regular quarterly items and, where appropriate and as needed, on specific issues. As part of its oversight function, the Board also may hold special meetings or communicate directly with the Trust’s officers to address matters arising between regular meetings. The Board has established a committee structure that includes an Audit Committee, a Nominating Committee and a Proxy Voting Committee (discussed in more detail below). Each of these Committees is comprised entirely of independent Trustees.

Qualification of Trustees

The Board has considered each Trustee's experience, qualifications, attributes and skills in light of the Board’s function and the Trust’s business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the Trustee to be an effective member of the Board. In this regard, the Board has considered the following specific experience, qualifications, attributes and/or skills for each Trustee:

Charles S. Stoll	Mr. Stoll, CPA, CFP, PFS, has been in the financial services industry for over 25 years. Mr. Stoll obtained a Bachelor’s degree in Business Administration in accounting in 1977 from Stetson University. Although Mr. Stoll does not currently practice as a Certified Public Accountant (CPA), he is certified as such. Additionally, Mr. Stoll is certified by the CFP Board as a Certified Financial Planner and by the AICPA as a Personal Financial Specialist.
Donald H. Baxter	Mr. Baxter has over 30 years in the financial services industry and is currently the President and Treasurer of Baxter Financial Corporation (“BFC”). BFC served as investment adviser to the Philadelphia Fund and Eagle Growth Shares, each a registered investment company, from 1989 until the funds’ deregistration in 2010 and 2009, respectively.
Ronald F. Rohe	Mr. Rohe has over 30 years in the financial services industry and until his recent retirement he was the Secretary and Chief Compliance Officer of Baxter Financial Corporation (“BFC”). BFC served as investment adviser to the Philadelphia Fund and Eagle Growth Shares, each a registered investment company, from 1990 until the funds’ deregistration in 2010 and 2009, respectively.
Michael G. Rogan	Mr. Rogan has nearly 30 years of experience in the financial services industry and is currently the Founder and President of Rogan & Associates, a FINRA registered broker dealer and SEC registered investment adviser. Mr. Rogan graduated from the University of Virginia with a degree in Economics and holds NASD registrations 4, 7, 24, 27, 53 and 63, as well as a State of Florida Life and Health Insurance and Variable Annuity License.
Bradley J. Alden	Mr. Alden has nearly 20 years of professional experience as an active duty Air Force officer and a government contractor. In his current role, he serves in a leadership capacity on an advisory team that augments the U.S. government staff to plan and implement its initiatives. Mr. Alden was selected to serve as Trustee of the Trust based primarily on his considerable knowledge of operational and management issues.
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The Board has determined that each of the Trustee’s careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission (the “SEC”), do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Trustee Standing Committees. The Trustees have established the following standing committees:

Audit Committee: All of the Independent Trustees are members of the Audit Committee, with Mr. Rohe serving as the Audit Committee Chair and financial expert. The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent auditors on behalf of all the Trustees. The Audit Committee also serves as the Trust’s qualified legal compliance committee. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met 2 times during the Funds’ last fiscal year.

Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meeting of the shareholders of the Trust. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust. The Nominating Committee meets only as necessary and it did not meet during the Funds’ last fiscal year.

Proxy Voting Committee: All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how each Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s Advisor, principal underwriter or an affiliated person of the Fund, its investment adviser, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust’s Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary and did not meet during the Funds’ last fiscal year.

Fair Value Committee. In addition to the foregoing Committees established by the Board, the Trust has also established a Fair Value Committee. Mr. Stoll and Mr. Teleki are members of the Fair Value Committee. The Fair Value Committee oversees the valuation of restricted securities and any other security that may be purchased for the Trust’s portfolio for which a readily available market quotation is not available and implements guidelines and instructions adopted by the Board regarding the valuation of restricted securities held by the Fund focusing on such important factors, among others, as valuation, liquidity and availability of relevant information. The Fair Value Committee reviews relevant market conditions for any restricted security held by the Funds on a daily basis to determine the appropriate value for such restricted security.

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Beneficial Equity Ownership Information. The table below shows for each Trustee the amount of Fund equity securities beneficially owned by each Trustee and the aggregate value of all investments in equity securities of the Fund complex, as of a valuation date of December 31, 2021 and stated as one of the following ranges: A = None; B = $1-$10,000; C = 10,001-$50,000; D - $50,001-100,000; and E = over $100,000.

Name of Director	Fund	Dollar Range of Equity Securities in a Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Independent Trustees
Donald H. Baxter	Smaller Companies Fund	A
	International Companies Fund	A
	Income Fund	A
	Large Cap Fund	A
	Total		A
Ronald F. Rohe	Smaller Companies Fund	A
	International Companies Fund	A
	Income Fund	A
	Large Cap Fund	A
	Total		A
Michael G. Rogan	Smaller Companies Fund	A
	International Companies Fund	A
	Income Fund	A
	Large Cap Fund	A
	Total		A
Interested Trustees
Charles S. Stoll	Smaller Companies Fund	E
	International Companies Fund	C
	Income Fund	E
	Large Cap Fund	F
	Total		E
Bradley J. Alden	Smaller Companies Fund	C
	International Companies Fund	C
	Income Fund	C
	Large Cap Fund	E
	Total		E

As of December 31, 2021, the officers and Trustees of the Trust, in the aggregate, owned of record and beneficially more than 1% of the outstanding shares of the Smaller Companies Fund and International Companies Fund, respectively. The officers and Trustees of the Trust, in the aggregate, owned of record or beneficially less than 1% of the outstanding shares of the Income Fund and Large Cap Fund.

Ownership of Securities of Advisor, Distributor or Related Entities. As of December 31, 2021, none of the Independent Trustees and/or their immediate family members owned securities of the Advisor, Arbor Court Capital, LLC or any entity controlling, controlled by, or under common control with the Advisor or the Distributor.

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Compensation. Officers of the Trust and Trustees who are “interested persons” of the Trust or the Advisor will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Arbor Court Capital, LLC, Premier Fund Solutions, Inc. and Mutual Shareholder Services, LLC. Each Trustee who is not an “interested person” receives a fee of $2,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. Trustee compensation for the Funds’ fiscal year ended November 30, 2021 was as follows:

Name of Trustee	Aggregate Compensation Paid for Service by Each Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees*
Independent Trustees
Donald H. Baxter	$3,300	N/A	N/A	$16,500
Ronald F. Rohe	$3,300	N/A	N/A	$16,500
Michael G. Rogan	$3,300	N/A	N/A	$16,500
Interested Trustees
Charles S. Stoll	None	N/A	N/A	None
Bradley J. Alden	None	N/A	N/A	None

* Each of the Trustees serves as a Trustee to each series of the Trust. The Trust currently offers five (5) series of shares. One series of the Trust is in a separate SAI. That series has a different fiscal year end, and like the four funds included in this SAI is expected to pay the Trustees each $3,300 for this upcoming fiscal year.

Principal Holders of Fund Shares

As of March 2, 2022, the following persons owned of record 5% or more of the outstanding shares of the Funds:

Smaller Companies Fund

Investor Name and Address	Number of Shares	% of Fund Shares	Type of Ownership
TD AMERITRADE FBO ITS CLIENT S G TRUST TAMPA FL 33629	48,158.07	10.13%	Beneficial
TD AMERITRADE FBO ITS CLIENT C E S TRUST FORT LAUDERDALE FL 33301	45,927.96	9.66%	Beneficial

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International Companies Fund

Investor Name and Address	Number of Shares	% of Fund Shares	Type of Ownership
TD AMERITRADE FBO ITS CLIENT C E S TRUST FORT LAUDERDALE FL 33301	85,632.51	15.27%	Beneficial
TD AMERITRADE FBO ITS CLIENT S G TRUST TAMPA FL 33629	40,599.05	7.24%	Beneficial
TD AMERITRADE FBO ITS CLIENT L L E VALRICO FL 33596	30,909.16	5.51%	Beneficial

Income Fund

Investor Name and Address	Number of Shares	% of Fund Shares	Type of Ownership
TD AMERITRADE FBO ITS CLIENT C E S TRUST FORT LAUDERDALE FL 33301	46,241.99	10.55%	Beneficial
TD AMERITRADE FBO ITS CLIENT D L M TRUST MAINEVILLE OH 45039	38,201.60	8.72%	Beneficial
TD AMERITRADE FBO ITS CLIENT C E S JR TRUST FORT LAUDERDALE FL 33316	35,891.29	8.19%	Beneficial
TD AMERITRADE FBO ITS CLIENT N J K TRUST DELRAY BEACH FL 33484	26,254.61	5.99%	Beneficial

Large Cap Fund

TD AMERITRADE FBO ITS CLIENT L L E VALRICO FL 33596	108,364.55	5.08%	Beneficial

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MANAGEMENT AND ADMINISTRATION

Investment Adviser. Winning Points Advisors, LLC serves as the investment adviser to the Funds. The Advisor’s principal office is located at 127 NW 13th Street, Suite 13, Boca Raton, Florida 33433. Information about the Advisor and its duties and compensation as Advisor is contained in the Prospectus. The Advisor is a Florida limited liability company and registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Advisor supervises the Funds’ investments pursuant to an investment advisory agreement with the Trust. The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of each Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. A discussion regarding the basis of the Board of Trustees' approval of the Advisory Agreements between the Trust and the Adviser is available in the Funds’ semi-annual report to shareholders, which covers the 6-month period ending May 31 each year.

The Advisor manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds, subject to the approval of the Trustees.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreement.

Charles S. Stoll, CPA, CFP, PFS, is the Managing Member of the Advisor.

As compensation for its services to the Funds, the Advisor receives a monthly management fee equal to an annual rate of 1.35% of a Funds’ net assets. The table below sets forth the management fees accrued, management fees waived, management fees recouped and management fees received by the Advisor for the prior three fiscal years.

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Fund Name	Fiscal Year / Period End	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Management Fees Received by Advisor
Smaller Companies Fund	11/30/2021	$124,723	None	None	$124,723
Smaller Companies Fund	11/30/2020	$98,302	None	None	$98,302
Smaller Companies Fund	11/30/2019	$118,460	$4,552	None	$113,908

International Companies Fund	11/30/2021	$77,723	None	None	$77,723
International Companies Fund	11/30/2020	$85,335	None	None	$85,335
International Companies Fund	11/30/2019	$128,311	$1,223	None	$127,088

Income Fund	11/30/2021	$72,587	None	None	$72,587
Income Fund	11/30/2020	$109,270	None	None	$109,270
Income Fund	11/30/2019	$202,893	None	None	$202,893

Large Cap Fund	11/30/2021	$465,775	None	None	$465,775
Large Cap Fund	11/30/2020	$404,138	None	None	$404,138
Large Cap Fund	11/30/2019	$505,102	None	None	$505,102

In addition to the management fees described above, the Advisor may also receive certain benefits from its management of the Funds in the form of brokerage or research services received from brokers under arrangements under Section 28(e) of the 1934 Act and the terms of the Advisory Agreement. For a description of these potential benefits, see the description under “Portfolio Transactions and Brokerage Allocation -- Brokerage Selection.”

Expense Limitation Agreement. The Advisor had entered into an expense limitation agreement with the Trust, with respect to Smaller Companies Fund, International Companies Fund and Income Fund (“Expense Limitation Agreement”), pursuant to which the Advisor had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of Smaller Companies Fund, International Companies Fund and Income Fund (other than interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and interest and dividend expense on securities sold short, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the 1940 Act) were limited to 2.50% of the average daily net assets of each Fund through the period ended March 30, 2019. The Expense Limitation Agreement with respect to the Smaller Companies Fund, International Companies Fund and Income Fund expired and was not renewed. The Advisor has also entered into a contractual agreement with the Trust with respect to the Large Cap Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses associated with any proxies, mergers, reorganizations and other shareholder solicitation activities, litigation-related expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 2.50%. The Expense Limitation Agreement with respect to the Large Cap Fund expired December 31, 2019 and was not renewed.

Each Fund may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to these expense limitation agreements during any of the previous three fiscal years, if the total annual Fund operating expenses for the applicable following year, after giving effect to the repayment, do not exceed the operating expense limit with respect to the average daily net assets of the Fund (or any lower expense limitation or limitations to which the

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parties may otherwise agree). As of November 30, 2021, the Advisor may recapture the following amounts no later than the date stated below:

Fund Name	November 30, 2022
Smaller Companies Fund	$4,552
International Companies Fund	$1,223

Portfolio Managers. Mr. Stoll and Mr. John Brandt are co-portfolio managers responsible for the day-to-day management of the Funds. Messrs. Stoll and Brandt are compensated through salary, bonus and, for Mr. Stoll, equity ownership of the Advisor. Their compensation is not determined by assets under management or performance of the Funds.

Ownership of Fund Shares. The table below shows the amount of Fund equity securities beneficially owned by each portfolio manager as of the end of November 30, 2021 stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Smaller Companies Fund	Dollar Range of Equity Securities in International Companies Fund	Dollar Range of Equity Securities in Income Fund	Dollar Range of Equity Securities in Large Cap Fund
Charles S. Stoll	E	C	E	F
John Brandt	A	A	A	A

Other Accounts. As of November 30, 2021, the Funds’ portfolio managers were responsible for managing the following types of accounts (other than the Funds):

Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets	Number	Total Assets	Number	Total Assets
Charles Stoll, CPA, CFP, PFS	0	0	0	0	484	$179m
John Brandt	0	0	0	0	484	$179m

Conflicts of Interest. The Advisor’s management of accounts other than the Funds may give rise to potential conflicts of interest in connection with its management of the Funds’ investments, on the one hand, and the investments of the other accounts (the “Other Accounts”), on the other. The Other Accounts might have similar investment objectives as the Funds, track the same indices the Funds track or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Funds. While the portfolio manager’s management of other accounts may give rise to the following potential conflicts of interest, the Advisor does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Advisor believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

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* Knowledge of the Timing and Size of Fund Trades: A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Funds. The portfolio manager knows the size and timing of trades for the Funds and the Other Accounts, and may be able to predict the market impact of Fund trades. It is theoretically possible that the portfolio manager could use this information to the advantage of Other Accounts it manages and to the possible detriment of the Funds, or vice versa.

* Investment Opportunities: The Advisor may provide investment supervisory services for a number of investment accounts that have varying investment guidelines. Differences in the compensation structures of the Advisor’s various accounts may give rise to a conflict of interest by creating an incentive for the Advisor to allocate the investment opportunities it believes might be the most profitable to the client accounts that may benefit the most from the investment gains.

Fund Services

Effective September 7, 2021, Mutual Shareholder Services, LLC. (“MSS”), 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, acts as the Funds’ transfer agent. MSS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds’ shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. MSS receives an annual fee from the Funds of $11.50 per shareholder (subject to a minimum monthly fee of $775 for the Funds) for these transfer agency services.

In addition, MSS provides each Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, MSS receives an annual fee from each Fund based on the average value of the respective Fund. These fees are: from $0 to $25 million in assets the annual fee is $22,200, from $25 million to $50 million in assets the annual fee is $31,700, from $50 million to $75 million in assets the annual fee is $37,450, from $75 million to $100 million in assets the annual fee is $43,200, from $100 million to $125 million in assets the annual fee is $48,950, from $125 million to $150 million in assets the annual fee is $54,700, from $150 million to $200 million in assets the annual fee is $60,450, from $200 million to $300 million in assets the annual fee is $60,450 plus .01% on assets greater than $200 million and above $300 in assets the annual fee is $70,450 plus .005% on assets greater than $300 million (subject to certain waivers when assets are below $10 million). For the fiscal year ended November 30, 2021, the Smaller Companies Fund, International Companies Fund, Income Fund and Large Cap Fund paid MSS $27,737, $17,101, $16,050 and $41,305, respectively, for transfer agent and accounting services. For the period September 7, 2020 through fiscal year ended November 30, 2020, the Smaller Companies Fund, International Companies Fund, Income Fund and Large Cap Fund paid MSS $5,850, $4,013, $4,013, and $10,326, respectively, for transfer agent and accounting services.

Effective September 7, 2020, Premier Fund Solutions, Inc. (“PFS”), 1939 Friendship Drive, Suite C, El Cajon, CA 92020, provides the Funds with administrative services, including regulatory reporting and necessary office equipment, personnel, and facilities. For PFS’s services to the Funds, each Fund pays PFS an annualized asset-based fee of 0.07% of average daily net assets up to $200 million, with lower fees at higher asset levels; subject to a minimum monthly fee of $2,800 per Fund, plus reimbursement of out-of- pocket expenses. For the fiscal year ended November 30, 2021, the Smaller Companies Fund, International Companies Fund, Income Fund and Large Cap Fund paid PFS $33,601, $33,600, $33,600 and $33,866, respectively, for administrative services. For the period September 7, 2020 through fiscal year ended November 30, 2020, the Smaller Companies Fund, International Companies Fund, Income Fund and Large Cap Fund paid PFS $8,400, $8,400, $8,400, and $8,400, respectively, for administrative services. Certain officers of the Trust are also officers of PFS.

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Prior to September 7, 2020, M3Sixty Administration, LLC (“M3Sixty”), with principal offices at 4300 Shawnee Mission Drive, Suite 100, Fairway, KS 66205, provided accounting, administrative, transfer agency, dividend disbursing agency, and shareholder servicing agency services for the Trust pursuant to an Investment Company Services Agreement (the “Services Agreement”). Under the Services Agreement, M3Sixty was responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records. M3Sixty is not affiliated with the Advisor.

The following table reflects the fees and out of pocket expenses paid to M3Sixty by the Funds during the noted periods:

Name of Fund	Fiscal Year/Period End	Fees Paid
Smaller Companies Fund	November 30, 2020***	$68,111**
Smaller Companies Fund	November 30, 2019	$42,067**

International Companies Fund	November 30, 2020***	$67,315**
International Companies Fund	November 30, 2019	$43,999**

Income Fund	November 30, 2020***	$71,721**
Income Fund	November 30, 2019	$53,928**

Large Cap Fund	November 30, 2020***	$122,847**
Large Cap Fund	November 30, 2019	$110,112**

** Adjusted to include compliance officer related service fees.

*** M3Sixty’s service to the Funds ended on September 6, 2020 so the fees paid to M3Sixty cover the period December 1, 2019 through September 6, 2020.

Distributor. Effective September 7, 2020, Arbor Court Capital, LLC (the “Distributor”) acts as the principal underwriter and distributor of the Funds’ shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distributor is a broker-dealer registered with the SEC and a member in good standing of the Financial Industry Regulatory Authority, Inc. and maintains, at its own expense, its qualification as a broker-dealer under all applicable federal or state laws in those states which the Funds shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund. Shares of the Funds are sold on a continuous basis. The distribution agreement between the Funds and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Funds’ shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives. The Distribution Agreement may be terminated by either party upon 60-days’ prior written notice to the other party. The Distributor is not affiliated with the Advisor.

Prior to September 7, 2020, Matrix 360 Distributors, LLC (the “Distributor”) acted as the principal underwriter and distributor of the Funds’ shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of Fund shares pursuant to a distribution agreement approved by the Trustees.

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Each Fund has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the “Plan”) of the 1940 Act for its respective share classes (see “Administration – Distribution of Shares” in the Prospectus). As required by Rule 12b-1, the Plan (together with the Distribution Agreement) has been approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement.

Potential benefits of the Plan to a Fund include improved shareholder services, savings to the Fund in transfer agency costs, savings to the Fund in advisory fees and other expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization. The continuation of the Plan must be considered by the Trustees annually.

Under the Plan, each Fund may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of Fund shares, or for other expenses associated with distributing Fund shares. The Large Cap Fund may expend up to 1.00% for Class C shares and up to 0.25% for Class A and Institutional Class shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made. Smaller Companies Fund, International Companies Fund and the Income Fund may expend up to 0.25% for Institutional Class Shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made. Under ordinary circumstances, the Funds expect sales of Fund shares to involve a payment to broker-dealers; however, certain sales of Fund shares (e.g. sales to: (1) to current and retired officers and Trustees of the Trust; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of the Advisor; to officers and employees of M3Sixty and the Distributor; to persons associated with law firms, consulting firms and others providing services to the Trust; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts; or (2) to investors purchasing amounts of Large Cap Fund’s Class A shares greater than $1 million) may be made with or without remitting compensation to any broker-dealer.

For the fiscal year ended November 30, 2021, the Smaller Companies Fund incurred distribution and service fees under the Plan in the amount of $23,097. This amount was paid to outside broker-dealers for expenses related to distributing and marketing the Fund.

For the fiscal year ended November 30, 2021, the International Companies Fund incurred distribution and service fees under the Plan in the amount of $14,393. This amount was paid to outside broker-dealers for expenses related to distributing and marketing the Fund.

For the fiscal year ended November 30, 2021, the Income Fund incurred distribution and service fees under the Plan in the amount of $13,442. This amount was paid to outside broker-dealers for expenses related to distributing and marketing the Fund.

For the fiscal year ended November 30, 2021, the Large Cap Fund’s Institutional Class shares paid $86,255 pursuant to the Plan. These amounts were paid to outside broker-dealers for expenses related to distributing and marketing the Large Cap Fund.

Custodian. Fifth Third Bank, 38 Fountain Square, Cincinnati, OH 45263, serves as custodian for the Funds’ assets. The Custodian acts as the depository for the Funds, safe keeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Funds’ request and maintains records in connection with its duties as Custodian. For its services as Custodian, the

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Custodian is entitled to receive from the Funds an annual fee of (i) 1.00 basis point ($0 to $100,000,000), (ii) 0.75 basis points ($100,000,001 to $200,000,000), or 0.50 basis points (over $200,000,000) based on the average net assets of the Funds held by the Custodian plus additional out-of-pocket and transaction expenses incurred by the Funds.

Independent Registered Public Accounting Firm. The Trustees have selected the firm of Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, WI 53202, to serve as the independent registered public accounting firm for the Funds for the current fiscal year and to audit the annual financial statements of the Funds, prepare the Funds’ tax returns, including but not limited to federal, state and excise taxes, and consult with the Funds on matters of accounting and federal and state income taxation.

Legal Counsel. Practus, LLP, located at 11300 Tomahawk Creek Parkway, Suite 310, Leawood, KS 66211, serves as legal counsel to the Trust and the Independent Trustees.

CODE OF ETHICS

The Trust, the Advisor and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). Each code permits the applicable entity’s employees and officers to invest in securities, including securities that may be purchased or held by a Fund, subject to certain restrictions and pre-approval requirements. In addition, the Trust’s, Distributor’s and Advisor’s codes require that portfolio managers and other investment personnel of the Advisor report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

PROXY VOTING POLICIES

The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Funds, subject to oversight of the Trustees. Copies of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting Policy and Procedures are included as Appendix A to this SAI.

Each year the Funds are required to file Form N-PX stating how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, within 60 days after the end of such period. Information regarding how the Funds voted proxies as set forth in its most recent filing of Form N-PX will be available (1) without charge, upon request, by calling the Funds at (877) 244-6235; and (2) on the SEC’s website at http://www.sec.gov.

PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES

Purchases. Reference is made to “Purchasing Shares” in the Prospectus for more information concerning how to purchase shares. Specifically, potential investors should refer to the Prospectus for information regarding purchasing shares by mail or bank wire, and for information regarding telephone orders. Potential investors should also refer to the Prospectus for information regarding the Funds’ currently available shares, and their respective fees and expenses. The Prospectus also describes the Funds’ automatic investment plan and certain rights reserved by the Funds with respect to orders for Fund shares. The following information supplements the information regarding share purchases in the Prospectus:

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Pricing of Orders. Shares of the Funds will be offered and sold on a continuous basis. The purchase price of shares of the Funds is based on the net asset value next determined after the order is received, subject to the order being accepted by the Funds in good form. Net asset value is normally determined at 4:00 p.m. Eastern time, as described under “Net Asset Value” below.

Regular Accounts. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Funds, a shareholder account is opened in accordance with the investor’s registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.

Purchases in Kind. The Funds may accept securities in lieu of cash in payment for the purchase of shares in the Funds. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Funds, the marketability of such securities, and other factors that the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in “Investing in the Funds - Determining the Funds’ Net Asset Value” in the Prospectus.

Share Certificates. The Funds normally do not issue stock certificates. Evidence of ownership of shares is provided through entry in the Funds’ share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Redemptions. Reference is made to “Redeeming Shares” in the Prospectus for more information concerning how to redeem shares. Specifically, investors wishing to redeem shares in the Funds should refer to the Prospectus for information regarding redeeming shares by mail, telephone/fax or bank wire. The Prospectus also describes the Funds’ policy regarding accounts that fall below the Funds’ required minimums, redemptions in kind, signature guarantees and other information about the Funds’ redemption policies. The following information supplements the information regarding share redemptions in the Prospectus:

Suspension of Redemption Privileges and Postponement of Payment. The Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Funds to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit. The Funds may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder’s cost depending on the market value of the securities held by the Funds. No charge is made by the Funds for redemptions other than the possible charge for wiring redemption proceeds.

Involuntary Redemptions. In addition to the situations described in the Prospectus under “Redeeming Shares,” the Funds may redeem shares involuntarily to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

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Additional Information. Following is additional information regarding certain services and features related to purchases, redemptions and distribution of Fund shares. Investors who have questions about any of this information should call the Funds at (877) 244-6235.

Reduced Sales Loads. (This section only applies to the Large Cap Fund.) Front-end sales loads on purchases of the Large Cap Fund’s Class A shares may be reduced under the “Right of Accumulation” or under a “Letter of Intent.” To receive a reduced sales load, you must inform your broker-dealer or the Large Cap Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your broker-dealer or the Large Cap Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

You may use the “Right of Accumulation” to reduce your sales load. Under the “Right of Accumulation,” you may combine the current net asset value of your existing Class A shares of the Large Cap Fund with the amount of any current purchases in order to take advantage of the reduced sales loads with higher amounts of investment in the Fund.

Purchases made pursuant to a “Letter of Intent” may also be eligible for the reduced sales loads. In a Letter of Intent, the investor expresses his or her intention, in writing, to invest a certain amount over a specified period of time. The Large Cap Fund will then apply to each of the investor’s periodic investments the reduced sales load that would apply to the total amount stated in the Letter of Intent. The minimum initial investment under a Letter of Intent is $100,000. If not stated otherwise in the Letter of Intent, the amount of shares you purchase in the Fund during the thirteen (13) months following the signing of the Letter of Intent qualify for the reduced sales load. The reduced sales load will not apply to purchases in the Fund made more than 90 days prior to the signing of the Letter of Intent. During the term of your Letter of Intent, the Transfer Agent will hold in escrow shares representing the highest applicable sales load for the Fund each time you make a purchase. Any shares you redeem during that period will count against your total amount stated in your Letter of Intent. If, by the end of the term of the Letter of Intent, you have purchased all the shares you committed to purchase in the Letter of Intent, the escrowed shares will be released to you. If you have not purchased all the shares you committed to purchase in the Letter of Intent, your escrowed shares will be redeemed in an amount equal to the sales load that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that sales load would be released to you.

Shareholders may include the value of certain related accounts, including accounts held by their spouse and children under the age of 21, family trust accounts of the investor and other accounts held by the investor to determine the applicable sales load and for purposes of the Right of Accumulation and Letter of Intent privileges. These privileges apply even if your related accounts are opened at different brokerage firms, so it is important to let your broker-dealer(s) or the Transfer Agent know about all your accounts that may be combined. To verify eligibility for a reduced sales load, your broker-dealer or the Large Cap Fund may require that you submit copies of account statements to substantiate requests for Right of Accumulation and Letter of Intent privileges.

Class A shares of the Large Cap Fund may be sold at net asset value, without a sales charge, to current and retired officers and Trustees of the Trust; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of the Advisor; to officers and employees of M3Sixty and the Distributor; to persons associated with law firms, consulting firms and others providing services to the Trust; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), and (2) to investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting

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or other fee for their services; and to clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent. Sales charges generally are waived in the foregoing cases because either (i) there is no sales effort involved in the sale of shares; or (ii) the investor is paying a fee (other than the sales charge) to the broker-dealer or other financial intermediary or adviser involved in the sale.

Transfer of Registration. To transfer shares to another owner, send a written request to the Funds at WP Trust, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading “Redeeming Shares - Signature Guarantees”); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Funds.

Mailing Shareholder Communications. Accounts having the same mailing address may consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

Additional Information about Redemptions. The right to redeem shares of the Funds can be suspended and the payment of the redemption price deferred when the NYSE is closed (other than for customary weekend and holiday closings), during periods when trading on the NYSE is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Funds to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $1,000. Prior to such a redemption shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares.

The Funds do not intend, under normal circumstances, to redeem shares by payment in kind. It is possible, however, that conditions may arise in the future that would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Funds. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold.

NET ASSET VALUE

The net asset value and net asset value per share of the Funds normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of shares of the Funds will not be calculated.

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In computing a Fund’s net asset value, all liabilities incurred or accrued are deducted from its net assets. The resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result is the net asset value per share of the Fund.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees. Values are determined according to accepted accounting practices and all laws and regulations that apply. Using methods approved by the Trustees, the assets of the Funds are valued as follows:

*	Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Funds.

*	Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price. Options held by a fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price.

*	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

*	Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

*	Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

*	Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair value of such securities.

Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities of the Funds and the allocable portion of any general assets are conclusive. As described in the Prospectus, the Advisor is responsible for notifying the Trustees or the Trust’s Fair Value Committee when it believes that fair value pricing is required for a particular security. The Trust has adopted Fair Value Pricing procedures and instructions that apply to investments by the Funds in restricted securities and warrants (“Restricted Securities”). A description of these procedures and instructions is included in the Prospectus and is incorporated herein by reference. As explained in the Prospectus, because the Funds’ fair valuing of Restricted Securities is a determination of the amount that the owner might reasonably expect to receive for them upon their current sale, the Funds are subject to the risk that the Funds’ fair valued prices are not accurate, and that the fair value price is not reflective of the value the Funds will receive upon a sale of the security.

ADDITIONAL TAX INFORMATION

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders.  The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect.  No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting a Fund and its shareholders (including shareholders owning large positions in a Fund).  The discussion set forth herein

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does not constitute tax advice.  Investors are urged to consult their own tax advisors to determine the tax consequences to them of investing in a Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”).  Unless otherwise noted, this discussion assumes shares of the Funds are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of the Funds that is for U.S. federal income tax purposes:

*                     a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

*                     a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

*                     an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

*                     a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Funds that is an individual, corporation, trust or estate and is not a U.S. shareholder.  If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Funds, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership.  A prospective shareholder who is a partner of a partnership holding the Funds shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

Taxation as a RIC. The Funds intend to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Funds will qualify as a RIC if, among other things, they meet the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, a Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership.” A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Internal Revenue Code section 7704. However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by a Fund in the same manner as realized by the partnership or trust.

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If a RIC fails this 90% source-of-income test it is no longer subject to a 21% penalty as long as such failure was due to reasonable cause and not willful neglect. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, each Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million. Such cure right is similar to that previously and currently permitted for a REIT.

Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 21%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If a Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by a Fund will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 21%). The Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

The Funds will generally be subject to a nondeductible 4% federal excise tax on the portion of their undistributed ordinary income with respect to each calendar year and undistributed capital gains if they fail to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of a Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of a Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which we paid no federal income tax in preceding years. The Funds generally intend to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, do not expect to be subject to this excise tax.

The Funds may be required to recognize taxable income in circumstances in which they do not receive cash. For example, if a Fund holds debt obligations that are treated under applicable tax rules as having original

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issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any original issue discount accrued will be included in a Fund’s “investment company taxable income” (discussed above) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

To the extent that the Funds have capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support a Fund’s distribution of Capital Gain Dividends. If a Fund uses net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce the Fund’s current earnings and profits, as losses incurred in later years will. As a result, if such a Fund then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. As of the year ended November 30, 2021, the Funds had available capital loss carry forwards as follows:

Fund Name	Short Term Capital Loss Carryforwards Available	Long Term Capital Loss Carryforwards Available
Smaller Companies Fund	$293,586	$1,017,907
International Companies Fund	$1,256,698	$2,461,239
Income Fund	$2,282,702	$4,851,321
Large Cap Fund	$0	$10,458,474

A RIC is generally permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Funds, if any, prior to distributing such gains to shareholders.

Gain or loss realized by the Funds from the sale or exchange of warrants acquired by the Funds as well as any loss attributable to the lapse of such warrants generally will be treated as capital gain or loss. Such gain or loss generally will be long-term or short-term, depending on how long a Fund held a particular warrant. Upon the exercise of a warrant acquired by the Funds, a Fund’s tax basis in the stock purchased under the warrant will equal the sum of the amount paid for the warrant plus the strike price paid on the exercise of the warrant. Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Funds will qualify as RICs for each taxable year.

Failure to Qualify as a RIC. If a Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to a Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, a Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation provided in each case that certain holding period and other requirements are satisfied.

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Distributions in excess of a Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, a Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which a Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, a Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which a Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Taxation for U.S. Shareholders. Distributions paid to U.S. shareholders by the Funds from their investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Funds) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or real estate investment trusts or (ii) in the case of individual shareholders as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code (which provides for a maximum 20% rate) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by a Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund. The maximum tax rate on capital gain dividends received by individuals is generally 20%. Distributions in excess of a Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset). The Funds are not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions. The Forms 1099 will instead serve this notice purpose.

As a RIC, each Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Fund and the shareholders and this may affect the shareholders’ AMT liabilities. The Funds intend in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction.

For purpose of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Funds may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable

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year in question. If the Funds make such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Funds in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

The Funds intend to distribute all realized capital gains, if any, at least annually. If, however, a Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of a Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of a Fund generally are taxable events. U.S. shareholders should consult their own tax advisor with reference to their individual circumstances to determine whether any particular transaction in the shares of a Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of a Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of a Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, while long-term capital gain generally will be taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

Federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds selected the Average Cost method as their standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

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For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, each Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Pay-In-Kind Securities. Payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Tax-Exempt Shareholders. A tax-exempt shareholder could recognize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Funds.

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Passive Foreign Investment Companies. A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by a Fund in certain PFICs could potentially subject a Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, if a Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, a Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

Foreign Currency Transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years.

Foreign Taxation. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. A Fund does not expect to be eligible to pass through to shareholders a credit or deduction for such taxes.

Foreign Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

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A regulated investment company generally is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (a) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (b) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (c) that is within a foreign country that has inadequate information exchange with the United States, or (d) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported as such by a Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the regulated investment company (“short-term capital gain dividends”). If a Fund invests in an underlying fund that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign persons.

A Fund is permitted to report such part of its dividends as interest-related or short-term capital gain dividends as are eligible, but is not required to do so. These exemptions from withholding will not be available to foreign shareholders of Funds that do not currently report their dividends as interest-related or short-term capital gain dividends.

In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of a Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

Special rules would apply if a Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If a Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or to distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return

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and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund. On and after January 1, 2012, this “look-through” USRPI treatment for distributions by a Fund, if it were either a USRPHC or would be a USRPHC but for the operation of the exceptions referred to above, to foreign shareholders applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if a Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Whether or not a Fund is characterized as a USRPHC will depend upon the nature and mix of the Fund’s assets. The Funds do not expect to be a USRPHC. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in the Funds.

If a beneficial holder of Fund shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of Fund shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in a Fund should consult their tax advisers in this regard.

A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding. A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish a Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated

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investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations with Respect to Foreign Financial Assets. Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Funds’ “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

Other Reporting and Withholding Requirements. Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by a Fund after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Fund requires to comply with the new rules. Persons investing in a Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Securities Lending. While securities are loaned out by a Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70%

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dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Funds and their shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

Foreign Account Tax Compliance Act. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Possible Tax Law Changes. At the time that this SAI is being prepared, the coronavirus and COVID-19 are affecting the United States. Various administrative and legislative changes to the federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

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APPENDIX A – PROXY VOTING POLICIES

The following proxy voting policies are provided:

  (1) the Trust’s Proxy Voting and Disclosure Policy and

  (2) the Advisor’s Proxy Voting and Disclosure Policy.

Proxy Voting Policies and Procedures of WP Trust

I.	Introduction

Effective April 14, 2003, the Securities and Exchange Commission (SEC) adopted rule and form amendments under the Securities Act of 1933, the Securities Act of 1934, and the Investment Company Act of 1940 (Investment Company Act) to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the IC Amendments).

The IC Amendments require that each series of shares of the WP Trust (Trust) listed on Exhibit A, attached hereto, (individually a Fund and collectively Funds), disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

This Proxy Voting and Disclosure Policy (Policy) is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfills their obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that each Fund’s proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.	Specific Proxy Voting Policies and Procedures

A.	General

The Trust’s Board of Trustees (Board) believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds’ shareholders.

B.	Delegation to Fund’s Advisor

The Board believes that Winning Points Advisors, LLC. (Advisor), as the Funds’ investment advisor, is in the best position to make individual voting decisions for each Fund consistent with this Policy. Therefore, subject to the oversight of the Board, the Advisor is hereby delegated the following duties:

(1)	to make the proxy voting decisions for the fund.

(2)	to assist each Fund in disclosing the Fund’s proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each
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matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

The Board, including a majority of the independent trustees of the Board, shall approve the Advisor’s Proxy Voting and Disclosure Policy (Advisor’s Voting Policy) as it relates to each Fund. The Board shall also approve any material changes to the Advisor’s Voting Policy no later than four (4) months after adoption by the Advisor.

C.	Conflicts

In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund’s shareholder (i) when a vote is cast consistent with a specific voting policy as set forth in the Advisor’s Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust’s Proxy Voting Committee (as defined below). In addition, provided the Advisor is not affiliated with a Fund’s principal underwriter or an affiliated person of the principal underwriter and neither the Fund’s principal underwriter nor an affiliated person of the principal underwriter has influenced the Advisor with respect to a matter to which the Fund is entitled to vote, a vote by the Advisor shall not be considered a conflict between the Fund’s shareholders and the Fund’s principal underwriter or affiliated person of the principal underwriter.

III.       Fund Disclosure

A.       Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

Beginning with a Fund’s next annual update to its Statement of Additional Information (SAI) on Form N-1A after July 1, 2003, the Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders. Each Fund will notify its shareholders in the SAI and the Fund’s shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund’s website, if applicable, and by reviewing filings available on the SEC’s website at http://www.sec.gov. The Fund will send this description of the Fund’s Policy within three business days of receipt of any shareholder request, by first- class mail or other means designed to ensure equally prompt delivery.

B.	Disclosure of the Fund’s Complete Proxy Voting Record

In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, each Fund shall disclose to its shareholders on Form N-PX the Fund’s complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

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(i)	The name of the issuer of the portfolio security;

(ii)	The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

(iii)	The Council on Uniform Security Identification Procedures (CUSIP) number for the portfolio security (if available through reasonably practicable means);

(iv)	The shareholder meeting date;

(v)	A brief identification of the matter voted on;

(vi)	Whether the matter was proposed by the issuer or by a security holder;

(vii)	Whether the Fund cast its vote on the matter;

(viii)	How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(ix)	Whether the Fund cast its vote for or against management.

Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund’s website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund’s most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund’s website at a specified Internet address; and (2) on the SEC’s website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund’s most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

IV.	Recordkeeping

The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;

(ii)	Proxy Statements received regarding each Fund’s securities;

(iii)	Records of votes cast on behalf of each Fund; and

(iv)	A record of each shareholder request for proxy voting information and the Fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

The foregoing records may be kept as part of the Advisor’s records.

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A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

V.	Proxy Voting Committee

A.       General

The Proxy Voting Committee of the Trust shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand.

B.       Powers and Methods of Operation

The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust’s records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.

III.       Other

This Policy may be amended, from time to time, as determined by the Board.

EXHIBIT A

WP Smaller Companies Income Plus Fund

WP International Companies Income Plus Fund

WP Income Plus Fund

WP Large Cap Income Plus Fund

Proxy Voting and Disclosure Policy of the Advisor

In accordance with Rule 206(4)-6, the Advisor has adopted and implemented written policies and procedures that are reasonably designed to ensure that the Advisor votes securities held in the Fund in the best interest of clients and strives to keep all votes free from any inappropriate influences or material conflicts. The Firm exercises voting responsibilities in accordance with the proxy voting policies and procedures of the Trust, and in a method believed most likely to increase the value of the securities within the portfolio.

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28. Exhibits

(a)	Agreement and Declaration of Trust (“Trust Instrument”) is herein incorporated by reference to the Registrant’s Pre- Effective Amendment on Form N-1A filed August 11, 2015.

(b)	By-Laws is here incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed December 22, 2015.

(c)	Articles III, V, VII and IX of the Trust Instrument, Exhibit 28(a) hereto, and Articles II, VIII and IX of the By-Laws, Exhibit 28(b) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(d)(1)	Investment Advisory Agreement between the Registrant and Winning Points Advisors, LLC, as Adviser, with respect to WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund and WP Income Plus Fund (the “WP Funds”) is here incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed December 22, 2015.

(d)(2)	Investment Advisory Agreement between the Registrant and IPS Strategic Capital, Inc., as Adviser, with respect to IPS Strategic Capital Absolute Return Fund is hereby incorporated by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A filed April 15, 2016.

(d)(3)	Investment Advisory Agreement between the Registrant and Winning Points Advisors, LLC, as Adviser, with respect to WP Large Cap Income Plus Fund is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed December 28, 2018.

(e)(1)	Distribution Agreement between the Registrant, on behalf of the WP Funds, and Matrix 360 Distributors, LLC, as Distributor is hereby incorporated by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A filed March 30, 2017.

(e)(2)	Distribution Agreement between the Registrant, on behalf of the IPS Strategic Capital Absolute Return Fund, and Matrix 360 Distributors, LLC, as Distributor is hereby incorporated by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed June 28, 2017.

(e)(3)	Distribution Agreement between the Registrant, on behalf of the WP Large Cap Income Plus Fund, and Matrix 360 Distributors, LLC, as Distributor is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed December 28, 2018.

(e)(4)	Distribution Agreement between the Registrant, on behalf of the WP Family of Funds, and Arbor Court Capital, LLC, as Distributor is hereby incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed March 29, 2021.

(e)(5)	Distribution Agreement between the Registrant, on behalf of the IPS Strategic Capital Absolute Return Fund, and Arbor Court Capital, LLC, as Distributor is hereby incorporated by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A filed June 25, 2021.

(f)	Not Applicable.

(g)(1)	Custodian Agreement between the Registrant and Fifth Third Bank, as Custodian is hereby incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed December 22, 2015.

(g)(2)	Amended Exhibit A of the Custodian Agreement between the Registrant and Fifth Third Bank, as Custodian with respect to the IPS Strategic Capital Absolute Return Fund is hereby incorporated by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed June 28, 2017.

(g)(3)	Amended Exhibit A of the Custodian Agreement between the Registrant and Fifth Third Bank, as Custodian with respect to the WP Large Cap Income Plus Fund is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed December 28, 2018.

(h)(1)	Amended and Restated Investment Company Services Agreement between the Registrant, on behalf of the IPS Strategic Capital Absolute Return Fund, and M3Sixty Administration, LLC, as Administrator is hereby incorporated reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A filed June 28, 2019.

(h)(2)	Investment Company Services Agreement between the Registrant, on behalf of the WP Funds and the WP Large Cap Income Plus Fund (“WP Family of Funds”), and M3Sixty Administration, LLC, as Administrator is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed December 28, 2018.

(h)(3)	Expense Limitation Agreement between the Registrant, and Winning Points Advisors, LLC, as Adviser, with respect to the WP Funds is hereby incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A filed March 30, 2018.

(h)(4)	Expense Limitation Agreement between the Registrant, and Winning Points Advisors, LLC, as Adviser, with respect to the WP Large Cap Income Plus Fund is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed December 28, 2018.

(h)(5)(i)	Fund Administration Servicing Agreement between the Registrant and Premier Fund Solutions, Inc., as Administrator, with respect to the WP Family of Funds is hereby incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed March 29, 2021.

(h)(5)(ii)	Amendment to the Fund Administration Servicing Agreement between the Registrant and Premier Fund Solutions, Inc., as Administrator, with respect to the IPS Strategic Capital Absolute Return Fund is hereby incorporated by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A filed June 25, 2021.

(h)(6)(i)	Transfer Agent Agreement between the Registrant and Mutual Shareholder Services, LLC, as Transfer Agent, with respect to the WP Family of Funds is hereby incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed March 29, 2021.

(h)(6)(ii)	Amendment to the Transfer Agent Agreement between the Registrant and Mutual Shareholder Services, LLC, as Transfer Agent, with respect to the IPS Strategic Capital Absolute Return Fund is hereby incorporated by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A filed June 25, 2021.

(h)(7)(i)	Accounting Services Agreement between the Registrant and Mutual Shareholder Services, LLC, as Fund Accountant, with respect to the WP Family of Funds is hereby incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed March 29, 2021.

(h)(7)(ii)	Amendment to the Accounting Services Agreement between the Registrant and Mutual Shareholder Services, LLC, as Transfer Agent, with respect to the IPS Strategic Capital Absolute Return Fund is hereby incorporated by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A filed June 25, 2021.

(i)(1)	Opinion and Consent of Graydon Head & Ritchey LLP regarding the legality of securities registered, with respect to the WP Funds is hereby incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed December 22, 2015.

(i)(2)	Consent of Practus, LLP, with respect to the WP Family of Funds. Filed Herewith.

(i)(3)	Opinion and Consent of Graydon Head & Ritchey LLP regarding the legality of securities registered, with respect to IPS Strategic Capital Absolute Return Fund is hereby incorporated by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A filed April 15, 2016.

(i)(5)	Opinion and Consent of Practus, LLP regarding the legality of securities registered, with respect to WP Large Cap Income Plus Fund is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed December 28, 2018.

(i)(6)	Consent of Practus, LLP, with respect to the IPS Strategic Capital Absolute Return Fund is hereby incorporated by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A filed June 25, 2021.

(j)(1)	Consent of Independent Registered Public Accounting Firm, with respect to the WP Family of Funds. Filed Herewith.

(j)(2)	Consent of Independent Registered Public Accounting Firm, with respect to the IPS Strategic Capital Absolute Return Fund is hereby incorporated by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A filed June 25, 2021.

(k)	Not applicable.

(l)	Initial Subscription Agreement is hereby incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed December 22, 2015.

(m)(1)	Distribution Plan under Rule 12b-1 for WP Funds by reference to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A filed December 23, 2015.

(m)(2)	Distribution Plan under Rule 12b-1 for IPS Strategic Capital Absolute Return Fund is hereby incorporated by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A filed April 15, 2016.

(m)(3)	Distribution Plan under Rule 12b-1 for WP Large Cap Income Plus Fund is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed December 28, 2018.

(n)(1)	Rule 18f-3 Plan for IPS Strategic Capital Absolute Return Fund is hereby incorporated by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A filed April 15, 2016.

(n)(2)	Amended Rule 18f-3 Plan for IPS Strategic Capital Absolute Return Fund and WP Large Cap Income Plus Fund.

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant. Filed Herewith.

(p)(2)	Code of Ethics for Winning Points Advisors, LLC is hereby incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed December 22, 2015.

(p)(3)	Code of Ethics for Matrix 360 Distributors, LLC is hereby incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed December 22, 2015.

(p)(4)	Code of Ethics for IPS Strategic Capital, Inc. is hereby incorporated by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A filed April 15, 2016.

(p)(5)	Code of Ethics for Arbor Court Capital, LLC is hereby incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed March 29, 2021.

(q)(1)	Copy of Powers of Attorney for Donald H. Baxter and Ronald F. Rohe are hereby incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed December 22, 2015.

(q)(2)	Copy of Powers of Attorney for Michael G. Rogan and Bradley J. Alden are hereby incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed January 15, 2016.

ITEM 29. Persons Controlled by or Under Common Control with the Registrant

 No person is controlled by or under common control with the Registrant.

ITEM 30. Indemnification

 As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended, officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

The Registrant’s Trust Instrument (Exhibit 28(a) to the Registrant Statement), investment advisory agreements (Exhibits 28(d)(1) and (d)(2) to the Registration Statement), distribution agreements (Exhibits 28(e)(1) and (e)(2) and administration agreements (Exhibits 28(h)(1) and (h)(2) to the Registrant Statement) provide for indemnification of certain persons acting on behalf of the Trust. The Registrant may, from time to time, enter other contractual arrangements that provide for indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. Business and other Connections of the Investment Adviser

The list required by this Item 31 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers, and each director, officer or partner of such investment advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser's Form ADV listed opposite such investment adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended. Name of Investment Adviser Form ADV File No. Winning Points Advisors, LLC 801-78654 IPS Strategic Capital, Inc. 801-107321

ITEM 32. Principal Underwriter

(a)

Arbor Court Capital, LLC (“ACC”), 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, serves as the Trust’s principal underwriter. ACC also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: AINN Fund, Ancora Trust, Archer Investments Series Trust, Berkshire Funds, Clark Fork Trust, Collaborative Investment Series Trust, DSS AmericaFirst Quantitative Funds, Footprints Discover Value Fund, Frank Funds, Monteagle Funds, MP63 Fund, Inc., Neiman Funds, Parvin Hedged Equity Solari World Fund, PFS Funds and Ranger Funds Investment Trust.

(b)	The following table identifies the Officers of ACC and their positions, if any, with the Trust. The business address of each of these individuals is 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147. Name Positions and Offices with Underwriter Positions and Offices with the Fund Gregory B. Getts President, Member, Financial Principal and CFO None David W. Kuhr Chief Compliance Officer None Steven Milcinovic Chief Operating Officer None

(c)	Not Applicable.

ITEM 33. Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 (records relating to its function as transfer agent and fund accounting agent for all Funds in the Trust).

b)	Arbor Court Capital, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 (records relating to its function as Distributor for all Funds in the Trust).

c)	Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (records relating to its function as Custodian for all Funds in the Trust.)

d)	Winning Points Advisors, LLC, 127 NW 13th Street, Suite 13, Boca Raton, Florida 33431 (records relating to its function as investment adviser to the WP Family of Funds.)

e)	IPS Strategic Capital, Inc., 215 S. Wadsworth Blvd., Suite 540, Denver, CO 80226 (records relating to its function as investment adviser to the IPS Strategic Capital Absolute Return Fund.)
f)	Premier Fund Solutions, Inc, 1939 Friendship Drive, Suite C, El Cajon, California 92020 (records relating to its function as Administrator for all Funds in the Trust).

ITEM 34. Management Services

There are no management-related service contracts not discussed in Parts A or B of this Form N1-A.

ITEM 35. Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and has duly caused this Post-Effective Amendment No. 31 to the Registration Statement under the Securities Act and Amendment No. 34 to the Registration Statement under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in Boca Raton, Florida on the 28th day of March, 2022.

WP Trust

By:	/s/ Charles S. Stoll
Charles S. Stoll, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

/s/ Charles S. Stoll	March 28, 2022
Charles S. Stoll, Trustee and President	Date
(Principal Executive Officer)

*	March 28, 2022
Donald H. Baxter, Trustee	Date

*	March 28, 2022
Ronald F. Rohe, Trustee	Date

*	March 28, 2022
Michael G. Rogan, Trustee	Date

*	March 28, 2022
Bradley J. Alden, Trustee	Date

/s/ Jamie Craft	March 28, 2022
Jamie Craft, Treasurer (Principal Financial Officer)	Date

*By	/s/ Charles S. Stoll	Dated: March 28, 2022
Charles S. Stoll
Attorney-in-Fact

EXHIBITS

(i)(2) Consent of Practus, LLP, with respect to the WP Family of Funds.

(j)(1) Consent of Independent Registered Public Accounting Firm, with respect to the WP Family of Funds.

(p)(1) Code of Ethics for the Registrant.